UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02857 and 811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return

Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of

BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street,

New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2017

Date of reporting period: 12/31/2016

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Total Return Fund
(Percentages shown are based on Net Assets)

Mutual Funds	Value
Master Total Return Portfolio of Master Bond LLC	$8,949,366,305
Total Investments (Cost — $9,058,592,053) — 100.1%	8,949,366,305
Liabilities in Excess of Other Assets — (0.1)%	(11,947,112)

Net Assets — 100.0%	$8,937,419,193

Notes to Schedule of Investments

BlackRock Total Return Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $8,949,366,305 and 93.8%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2016, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2016, there were no transfers between levels.

BLACKROCK BOND FUND, INC.	DECEMBER 31, 2016	1

Consolidated Schedule of Investments December 31, 2016 (Unaudited)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd.:
Series 2012-1A, Class BR, 3.32%, 9/20/23 (a)(b)	USD	4,020	$4,019,815
Series 2012-1A, Class CR, 4.25%, 9/20/23 (a)(b)		750	747,650
Series 2013-2A, Class A2BR, 3.08%, 10/25/25 (a)(b)		750	749,992
Series 2015-2A, Class B, 3.14%, 10/28/27 (a)(b)		3,250	3,267,702
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, 1.31%, 12/25/33 (b)		581	492,222
Series 2006-CW1, Class A2C, 0.73%, 7/25/36 (b)		822	571,530
Series 2007-HE4, Class A2A, 0.89%, 5/25/37 (b)		3,112	997,739
Adagio IV CLO Ltd., Series IV-X, Class F, 6.65%, 10/15/29 (b)	EUR	400	364,724
Adagio V CLO DAC, Series V-X, Class E, 6.70%, 10/15/29 (b)		340	349,849
Adirondack Park CLO Ltd., Series 2013-1A, Class B, 2.88%, 4/15/24 (a)(b)	USD	330	330,281
Ajax Mortgage Loan Trust:
Series 2016-1, Class A, 4.25%, 7/25/47 (a)(c)		2,665	2,638,626
Series 2016-B, Class A, 4.00%, 9/25/65 (a)(c)		3,440	3,432,831
Series 2016-C, Class A, 4.00%, 10/25/57 (a)(c)		2,368	2,373,031
ALM V Ltd., Series 2012-5A, Class A2R, 3.03%, 10/18/27 (a)(b)		1,600	1,592,598
ALM XII Ltd., Series 2015-12A, Class B, 4.13%, 4/16/27 (a)(b)		1,505	1,513,175
ALM XIV Ltd.:
Series 2014-14A, Class A1, 2.32%, 7/28/26 (a)(b)		10,785	10,795,167
Series 2014-14A, Class B, 3.84%, 7/28/26 (a)(b)		1,236	1,225,316
ALME Loan Funding V BV, Series 5X, Class E, 6.00%, 7/15/29 (b)	EUR	1,080	1,085,025

Asset-Backed Securities		Par (000)	Value
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.55%, 6/17/31 (a)(b)	USD	1,998	$1,991,362
AMMC CLO 17 Ltd., Series 2015-17A, Class B, 3.20%, 11/15/27 (a)(b)		1,180	1,181,307
AMMC CLO 18 Ltd., Series 2016-18A, Class AL1, 2.51%, 5/26/28 (a)(b)		5,320	5,339,950
AMMC CLO 19 Ltd., Series 2016-19A, Class C, 3.68%, 10/15/28 (a)(b)		720	720,000
AMMC CLO IX Ltd.:
Series 2011-9A, Class B1R, 3.38%, 1/15/22 (a)(b)		8,590	8,602,026
Series 2011-9A, Class CR, 4.48%, 1/15/22 (a)(b)		2,490	2,491,295
AMMC CLO XII Ltd., Series 2013-12A, Class B, 2.78%, 5/10/25 (a)(b)		1,612	1,614,588
Anchorage Capital CLO 3 Ltd.:
Series 2014-3A, Class A2AR, 2.91%, 4/28/26 (a)(b)		1,620	1,619,838
Series 2014-3A, Class BR, 3.51%, 4/28/26 (a)(b)		500	498,661
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class A1, 2.42%, 4/15/27 (a)(b)		2,020	2,020,606
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class A1, 2.07%, 7/13/25 (a)(b)		2,005	1,999,185
Series 2013-1A, Class A2A, 2.63%, 7/13/25 (a)(b)		1,050	1,040,375
Series 2013-1A, Class B, 3.58%, 7/13/25 (a)(b)		1,410	1,406,952
Apidos CLO IX, Series 2012-9AR, Class BR, 2.73%, 7/15/23 (a)(b)		3,035	3,025,055
Apidos CLO XII, Series 2013-12A, Class A, 1.98%, 4/15/25 (a)(b)		18,861	18,825,164
Apidos CLO XV, Series 2013-15A, Class A1, 2.23%, 10/20/25 (a)(b)		1,080	1,078,734
Apidos CLO XVI, Series 2013-16A, Class A1, 2.33%, 1/19/25 (a)(b)		2,965	2,966,686
Apidos CLO XVIII, Series 2014-18A, Class A1, 2.29%, 7/22/26 (a)(b)		880	878,058

Portfolio Abbreviations
ABS	Asset-Backed Security	EUR	Euro	RB	Revenue Bonds
ADR	American Depositary Receipt	GBP	British Pound	REIT	Real Estate Investment Trust
AKA	Also Known As	GO	General Obligation	REMIC	Real Estate Mortgage Investment Conduit
AMBAC	American Municipal Bond Assurance Corporation	HKD	Hong Kong Dollar	RUB	Russian Ruble
AUD	Australian Dollar	HUF	Hungarian Forint	S&P	Standard & Poor’s
BRL	Brazilian Real	IDR	Indonesian Rupiah	SEK	Swedish Krona
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	INR	Indian Rupee	SGD	Singapore Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	SPDR	Standard & Poor’s Depositary Receipts
CBOE	Chicago Board Options Exchange	KRW	South Korean Won	TBA	To-be-announced
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TRY	Turkish Lira
CHF	Swiss Franc	MXIBTIIE	Mexico Interbank TIIE 28-Day Rate	TWD	Taiwan New Dollar
CLO	Collateralized Loan Obligation	MXN	Mexican Peso	UK RPI	United Kingdom Retail Price Index
CLP	Chilean Peso	OTC	Over-the-counter	USD	U.S. Dollar
CNH	Chinese Yuan Offshore	PIK	Payment-in-kind	WTI	West Texas Intermediate
COP	Columbian Peso	PLN	Polish Zloty	ZAR	South African Rand
ETF	Exchange-Traded Fund

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	1

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Apidos CLO XX, Series 2015-20A, Class A1R, 2.24%, 1/16/27 (a)(b)	USD	1,750	$1,750,000
Arbor Realty CLO Ltd., Series 2015-FL2A, Class A, 2.45%, 9/15/25 (a)(b)		2,220	2,222,775
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.24%, 9/15/26 (a)(b)		3,940	3,940,000
Arbour CLO IV DAC:
Series 4X, Class E, 5.60%, 1/15/30 (b)	EUR	550	536,669
Series 4X, Class F, 8.15%, 1/15/30 (b)		450	434,388
Arbour CLO Ltd.:
Series 2014-1X, Class E, 5.00%, 6/16/27 (b)		338	336,228
Series 2014-1X, Class F, 5.75%, 7/15/27 (b)		336	297,254
ARES CLO Ltd.:
Series 2012-2A, Class AR, 2.16%, 10/12/23 (a)(b)	USD	1,090	1,090,054
Series 2012-2A, Class CR, 3.57%, 10/12/23 (a)(b)		300	299,343
ARES IIIR/IVR CLO Ltd., Series 2007-3RA, Class A2, 1.10%, 4/16/21 (a)(b)		1,771	1,770,044
ARES XXV CLO Ltd.:
Series 2012-3A, Class BR, 2.63%, 1/17/24 (a)(b)		7,230	7,230,000
Series 2012-3A, Class CR, 3.38%, 1/17/24 (a)(b)		2,110	2,110,000
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class A2R, 2.91%, 12/05/25 (a)(b)		1,420	1,420,000
Series 2015-1A, Class B2R, 3.76%, 12/05/25 (a)(b)		500	500,000
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 1.00%, 5/25/35 (b)		5,575	4,383,219
Arianna SPV Srl, Series 1, Class A, 3.60%, 10/20/30	EUR	551	585,197
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1L, 2.41%, 2/17/26 (a)(b)	USD	7,030	7,031,406
Atlas Senior Loan Fund Ltd., Series 2012-1A, Class A3LR, 3.41%, 8/15/24 (a)(b)		1,010	1,006,796
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class AR, 2.30%, 7/16/26 (a)(b)		1,630	1,630,000
Series 2014-1A, Class BR, 2.87%, 7/16/26 (a)(b)		2,370	2,370,000
Atrium XII, Series 12A, Class C, 3.93%, 10/22/26 (a)(b)		881	883,662
Avoca CLO XIII Ltd., Series 13X, Class E, 5.20%, 12/29/27 (b)	EUR	430	426,478
Avoca CLO XIV Ltd.:
Series 14X, Class E, 4.75%, 7/12/28 (b)		490	469,585
Series 14X, Class F, 5.75%, 7/12/28 (b)		900	776,858
Series 14X, Class SUB, 0.00%, 7/12/28		1,290	1,242,774
Avoca CLO XV Ltd.:
Series 15X, Class E, 5.00%, 1/15/29 (b)		970	932,139
Series 15X, Class F, 6.75%, 1/15/29 (b)		585	505,096
Series 15X, Class M1, 0.00%, 1/15/29 (b)		1,100	1,060,805
Avoca CLO XVII DAC, Series 17X, Class E, 5.95%, 1/15/30 (b)		546	534,517
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (a)	USD	929	919,862
Series 2015-2, Class A, 3.34%, 11/15/48 (a)		1,203	1,214,447
Babson CLO Ltd.:
Series 2012-1A, Class A2, 2.88%, 4/15/22 (a)(b)		680	680,041

Asset-Backed Securities		Par (000)	Value
Series 2012-1A, Class B, 3.38%, 4/15/22 (a)(b)	USD	610	$610,000
Series 2012-2A, Class A1R, 2.15%, 5/15/23 (a)(b)		596	596,482
Series 2013-IA, Class A, 1.98%, 4/20/25 (a)(b)		4,560	4,557,140
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25 (b)		2,790	2,528,513
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 2.28%, 10/22/25 (a)(b)		4,715	4,721,130
Bayview Financial Revolving Asset Trust:
Series 2004-B, Class A1, 1.76%, 5/28/39 (a)(b)		8,287	5,860,696
Series 2005-E, Class A1, 1.60%, 12/28/40 (a)(b)		1,796	1,487,588
Bayview Opportunity Master Fund IIa Trust, Series 2016-RPL3, Class A1, 3.47%, 7/28/31 (a)(c)		5,282	5,251,252
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 3.60%, 9/29/31 (a)(c)		15,123	15,066,264
Bayview Opportunity Master Fund IIIB RPL Trust, Series 2015-3, Class A1, 3.62%, 4/28/30 (a)(c)		592	593,645
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)		1,678	779,092
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		1,557	747,336
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		2,667	1,354,696
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE7, Class 1A2, 0.93%, 9/25/36 (b)		5,071	5,044,680
Series 2006-HE9, Class 2A, 0.90%, 11/25/36 (b)		4,545	3,914,279
Series 2007-AQ2, Class A2, 0.93%, 1/25/37 (b)		1,638	1,533,667
Series 2007-FS1, Class 1A3, 0.93%, 5/25/35 (b)		1,230	1,055,033
Series 2007-HE1, Class 21A2, 0.92%, 1/25/37 (b)		1,029	953,672
Series 2007-HE2, Class 22A, 0.90%, 3/25/37 (b)		1,309	1,046,206
Series 2007-HE2, Class 23A, 0.90%, 3/25/37 (b)		2,580	1,993,035
Series 2007-HE3, Class 1A4, 1.11%, 4/25/37 (b)		6,577	4,025,958
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 1.78%, 1/25/36 (b)		669	637,597
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 1.96%, 12/25/36 (a)(b)		1,200	1,141,255
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 2.08%, 7/15/24 (a)(b)		2,090	2,087,626
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, 2.23%, 1/20/29 (a)(b)		4,020	4,020,000
Benefit Street Partners CLO Ltd., Series 2012-IA, Class A2R, 3.13%, 10/15/25 (a)(b)		7,450	7,499,170
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2, 3.13%, 1/20/28 (a)(b)		3,990	4,008,314
Betony CLO Ltd., Series 2015-1A, Class CR, 3.76%, 4/15/27 (a)(b)		1,230	1,230,000
BlueMountain CLO II Ltd., Series 2006-2A, Class B, 1.37%, 7/15/18 (a)(b)		680	668,372

2	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
BlueMountain CLO Ltd.:
Series 2012-1A, Class B, 3.43%, 7/20/23 (a)(b)	USD	580	$580,000
Series 2012-1A, Class C, 4.13%, 7/20/23 (a)(b)		350	350,350
Series 2013-2A, Class A, 2.08%, 1/22/25 (a)(b)		850	849,900
Series 2013-3A, Class A, 2.29%, 10/29/25 (a)(b)		2,480	2,482,211
Series 2013-4A, Class A, 2.38%, 4/15/25 (a)(b)		7,590	7,590,000
Series 2014-1A, Class A, 2.41%, 4/30/26 (a)(b)		2,400	2,404,453
Series 2014-2A, Class A, 2.34%, 7/20/26 (a)(b)		670	670,454
Series 2014-4A, Class A1R, 2.23%, 11/30/26 (a)(b)		3,020	3,020,000
Series 2015-3A, Class A1, 2.36%, 10/20/27 (a)(b)		2,000	2,008,200
BlueMountain EUR CLO DAC, Series 2016-1X, Class E, 6.60%, 4/25/30 (b)	EUR	1,200	1,236,026
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 5/25/29 (b)		1,000	1,002,337
Cairn CLO VI BV, Series 2016-6X, Class E, 6.25%, 7/25/29 (b)		600	606,329
Canyon Capital CLO Ltd., Series 2006-1A, Class A1, 1.21%, 12/15/20 (a)(b)	USD	1,208	1,196,099
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-2A, Class B1R, 2.98%, 7/20/23 (a)(b)		2,880	2,879,957
Series 2012-4AR, Class AR, 2.33%, 1/20/29 (a)(b)		6,630	6,630,000
Series 2013-3A, Class B, 3.53%, 7/15/25 (a)(b)		730	728,504
Series 2013-4A, Class A1, 2.35%, 10/15/25 (a)(b)		1,630	1,629,936
Series 2014-1A, Class CR, 3.88%, 4/17/25 (a)(b)		1,740	1,740,000
Carlyle Global Market Strategies Euro CLO:
Series 2015-2X, Class D, 5.50%, 9/21/29 (b)	EUR	600	590,981
Series 2015-2X, Class E, 6.50%, 9/21/29 (b)		370	347,095
Series 2015-3X, Class D, 5.55%, 1/15/29 (b)		1,800	1,772,185
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, 0.88%, 10/25/36 (b)	USD	1,218	745,592
Series 2006-FRE2, Class A3, 0.92%, 10/25/36 (b)		4,052	2,493,368
Series 2006-FRE2, Class A5, 0.84%, 10/25/36 (b)		1,028	626,516
Series 2006-NC2, Class A3, 0.91%, 6/25/36 (b)		6,107	5,619,212
Series 2006-NC3, Class A4, 1.00%, 8/25/36 (b)		2,003	1,196,806
Series 2006-NC4, Class A3, 0.92%, 10/25/36 (b)		1,180	847,997
Series 2006-NC5, Class A3, 0.91%, 1/25/37 (b)		7,250	4,370,794
Series 2006-NC5, Class A5, 0.82%, 1/25/37 (b)		506	403,856
Series 2007-FRE1, Class A2, 0.96%, 2/25/37 (b)		2,960	2,845,925
Series 2007-HE1, Class A2, 0.91%, 6/25/37 (b)		1,302	1,205,980
Series 2007-RFC1, Class A4, 0.98%, 12/25/36 (b)		1,440	834,728
Catamaran CLO Ltd., Series 2012-1A, Class BR, 2.87%, 12/20/23 (a)(b)		2,830	2,830,000

Asset-Backed Securities		Par (000)	Value
C-BASS Trust:
Series 2006-CB7, Class A4, 0.92%, 10/25/36 (b)	USD	803	$539,312
Series 2006-CB9, Class A2, 0.87%, 11/25/36 (b)		1,328	762,034
Series 2006-CB9, Class A4, 0.99%, 11/25/36 (b)		224	130,850
Series 2007-CB1, Class AF2, 3.87%, 1/25/37 (c)		6,525	2,762,782
Series 2007-CB5, Class A2, 0.75%, 4/25/37 (b)		1,237	906,556
Cedar Funding IV CLO Ltd., Series 2014-4A, Class A1, 2.38%, 10/23/26 (a)(b)		1,200	1,200,340
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1, 2.24%, 7/17/28 (a)(b)		1,880	1,887,050
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		633	632,664
CIFC Funding Ltd.:
Series 2012-1A, Class A1R2, 2.18%, 8/14/24 (a)(b)		722	720,313
Series 2012-1A, Class A3R, 3.97%, 8/14/24 (a)(b)		450	450,102
Series 2012-2A, Class A1R, 2.29%, 12/05/24 (a)(b)		4,000	3,999,594
Series 2012-3A, Class A3R, 3.58%, 1/29/25 (a)(b)		1,340	1,340,000
Series 2013-1A, Class A2, 2.78%, 4/16/25 (a)(b)		4,440	4,420,413
Series 2013-4A, Class B1, 2.79%, 11/27/24 (a)(b)		4,270	4,252,108
Series 2014-1A, Class A, 2.38%, 4/18/25 (a)(b)		1,720	1,719,484
Series 2014-2A, Class A1L, 2.41%, 5/24/26 (a)(b)		8,484	8,501,814
Series 2014-3A, Class B1, 2.88%, 7/22/26 (a)(b)		710	711,374
Series 2014-3A, Class C1, 3.68%, 7/22/26 (a)(b)		1,120	1,117,066
Series 2014-4A, Class A1R, 2.38%, 10/17/26 (a)(b)		6,270	6,270,000
Series 2014-5A, Class A1R, 2.26%, 1/17/27 (a)(b)		15,535	15,535,000
Series 2014-5A, Class CR, 3.56%, 1/17/27 (a)(b)		710	710,000
Series 2015-1A, Class A1R, 2.09%, 1/22/27 (a)(b)		1,520	1,516,656
Series 2015-3A, Class A, 2.30%, 10/19/27 (a)(b)		3,160	3,160,000
Citigroup Mortgage Loan Trust, Series 2006-NC1, Class A2D, 0.84%, 8/25/36 (b)		3,550	2,756,238
Colombo Srl, Series 1, Class B, 0.25%, 8/28/26 (b)	EUR	2	2,257
Colony American Homes, Series 2015-1A, Class A, 1.94%, 7/17/32 (a)(b)	USD	8,428	8,437,650
Conseco Finance Securitizations Corp.:
Series 2000-4, Class A5, 7.97%, 3/01/25		5,617	3,187,871
Series 2000-4, Class A6, 8.31%, 5/01/32 (b)		1,410	832,561
Series 2000-5, Class A6, 7.96%, 5/01/31		2,484	1,787,148
Series 2000-5, Class A7, 8.20%, 5/01/31		4,532	3,340,016
Conseco Financial Corp.:
Series 1997-3, Class M1, 7.53%, 3/15/28 (b)		2,216	2,193,064
Series 1997-6, Class M1, 7.21%, 1/15/29 (b)		487	485,649
Series 1998-8, Class A1, 6.28%, 9/01/30		1,521	1,599,538

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	3

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Series 1999-5, Class A5, 7.86%, 3/01/30 (b)	USD	1,757	$1,477,347
Series 1999-5, Class A6, 7.50%, 3/01/30 (b)		1,285	1,048,731
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 1.38%, 9/25/33 (b)		672	633,574
Series 2004-5, Class A, 1.48%, 10/25/34 (b)		752	721,552
Series 2006-17, Class 2A2, 0.91%, 3/25/47 (b)		405	377,676
Series 2006-8, Class 2A3, 0.92%, 1/25/46 (b)		1,151	1,089,049
Series 2006-S10, Class A3, 1.08%, 10/25/36 (b)		11,544	9,955,198
Series 2006-S3, Class A4, 6.40%, 1/25/29 (c)		882	874,908
Series 2006-SPS1, Class A, 0.98%, 12/25/25 (b)		342	345,590
Series 2007-S3, Class A3, 1.14%, 5/25/37 (b)		3,578	2,874,181
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 9/25/31 (b)		1,750	1,923,565
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.49%, 12/25/36 (c)		643	477,663
Series 2006-SL1, Class A2, 6.06%, 9/25/36 (a)(c)		3,492	843,593
Series 2007-CB6, Class A4, 1.10%, 7/25/37 (a)(b)		879	551,528
Series 2007-RP1, Class A, 1.07%, 5/25/46 (a)(b)		794	648,872
CVC Cordatus Loan Fund VII DAC, Series 7X, Class E, 7.00%, 8/15/29 (b)	EUR	560	582,235
CWABS Asset-Backed Certificates Trust, Series 2006-11, Class 3AV2, 0.74%, 9/25/46 (b)	USD	430	401,585
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, 0.97%, 3/15/34 (b)		1,806	1,434,727
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35		1,127	1,129,104
Series 2006-S5, Class A5, 6.16%, 6/25/35		712	666,297
Series 2007-S1, Class A3, 5.81%, 11/25/36 (b)		2,157	2,139,525
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, 1.00%, 12/15/33 (a)(b)		1,597	1,374,158
Series 2006-RES, Class 5B1B, 0.89%, 5/15/35 (a)(b)		575	480,284
CWHEQ Revolving Home Equity Loan Trust, Series 2005-B, Class 2A, 0.88%, 5/15/35 (b)		1,390	1,196,332
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		8,002	7,970,341
Dryden 46 Euro CLO BV, Series 2016-46X, Class E, 5.75%, 1/15/30 (b)	EUR	364	359,218
Dryden XXV Senior Loan Fund:
Series 2012-25A, Class AR, 2.05%, 1/15/25 (a)(b)	USD	9,270	9,270,000
Series 2012-25A, Class CR, 3.25%, 1/15/25 (a)(b)		670	670,000
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 2.01%, 8/15/25 (a)(b)		2,090	2,081,817

Asset-Backed Securities		Par (000)	Value
Eastland CLO Ltd., Series 2007-1A, Class A2A, 1.12%, 5/01/22 (a)(b)	USD	1,762	$1,756,839
ECP CLO Ltd., Series 2012-4A, Class A1, 2.34%, 6/19/24 (a)(b)		2,621	2,621,562
Euro-Galaxy IV CLO BV:
Series 2015-4X, Class D, 3.35%, 7/30/28 (b)	EUR	270	281,374
Series 2015-4X, Class E, 4.50%, 7/30/28 (b)		365	345,797
Series 2015-4X, Class F, 6.25%, 7/30/28 (b)		380	328,240
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 6.30%, 11/10/30 (b)		400	406,535
Fannie Mae REMIC Trust, Series 2003-W5, Class A, 0.80%, 4/25/33 (b)	USD	3	3,251
Finn Square CLO Ltd.:
Series 2012-1A, Class A1R, 2.21%, 12/24/23 (a)(b)		1,055	1,053,570
Series 2012-1A, Class A2R, 2.70%, 12/24/23 (a)(b)		880	878,557
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A3, 0.92%, 4/25/36 (b)		1,460	1,277,706
Flatiron CLO Ltd., Series 2011-1A, Class A, 2.43%, 1/15/23 (a)(b)		1,583	1,583,400
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class A1R, 1.96%, 4/20/23 (a)(b)		3,427	3,426,961
Series 2012-7A, Class A2R, 2.68%, 4/20/23 (a)(b)		3,500	3,499,733
Series 2012-7A, Class BR, 3.38%, 4/20/23 (a)(b)		2,870	2,869,902
Galaxy XV CLO Ltd., Series 2013-15A, Class A, 2.13%, 4/15/25 (a)(b)		1,350	1,347,975
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, 1.01%, 12/25/35 (b)		757	720,347
GMACM Home Equity Loan Trust, Series 2006-HE4, Class A2, 0.77%, 12/25/36 (b)		219	203,211
GoldenTree Loan Opportunities IV Ltd., Series 2007-4A, Class B, 1.63%, 8/18/22 (a)(b)		1,630	1,607,995
Greenpoint Manufactured Housing:
Series 1999-5, Class M1B, 8.29%, 12/15/29 (b)		870	943,146
Series 1999-5, Class M2, 9.23%, 12/15/29 (b)		1,394	1,236,769
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.83%, 3/25/36 (b)		21	12,232
GSAA Trust, Series 2007-2, Class AF3, 5.92%, 3/25/37 (b)		602	265,295
GSAMP Trust:
Series 2006-FM2, Class A2B, 0.88%, 9/25/36 (b)		3,036	1,364,992
Series 2007-H1, Class A1B, 0.96%, 1/25/47 (b)		1,222	808,091
GT Loan Financing I Ltd., Series 2013-1A, Class A, 2.16%, 10/28/24 (a)(b)		5,105	5,103,997
Harvest CLO:
Series 11X, Class E, 5.34%, 3/26/29 (b)	EUR	970	946,944
Series 11X, Class SUB, 0.00%, 3/26/29 (b)		4,040	3,937,727
Harvest CLO XVI DAC, Series 16X, Class E, 6.40%, 10/15/29 (b)		480	486,831
Highbridge Loan Management Ltd.:
Series 2012-1AR, Class A2R, 3.25%, 9/20/22 (a)(b)	USD	3,010	3,013,954
Series 6A-2015, Class A, 2.33%, 5/05/27 (a)(b)		6,750	6,735,334

4	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, 2.78%, 7/25/34 (b)	USD	825	$777,972
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 7/25/36 (c)		3,237	1,374,377
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 1.06%, 4/15/36 (b)		1,748	1,580,378
Invitation Homes Trust:
Series 2013-SFR1, Class A, 1.58%, 12/17/30 (a)(b)		2,677	2,677,436
Series 2014-SFR1, Class A, 1.74%, 6/17/31 (a)(b)		2,322	2,314,013
Series 2014-SFR2, Class A, 1.84%, 9/17/31 (a)(b)		3,001	2,996,862
Series 2014-SFR2, Class C, 2.94%, 9/17/31 (a)(b)		1,650	1,654,850
Series 2014-SFR2, Class E, 4.15%, 9/17/31 (a)(b)		1,460	1,464,632
Series 2014-SFR3, Class A, 1.94%, 12/17/31 (a)(b)		1,775	1,775,495
Series 2014-SFR3, Class D, 3.74%, 12/17/31 (a)(b)		1,170	1,169,997
Series 2015-SFR3, Class A, 2.04%, 8/17/32 (a)(b)		9,329	9,352,459
Series 2015-SFR3, Class E, 4.49%, 8/17/17 (a)(b)		1,582	1,588,586
Irwin Home Equity Loan Trust, Series 2006-2, Class 2A2, 6.24%, 2/25/36 (a)(c)		673	689,566
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1, 1.03%, 5/25/36 (b)		1,170	950,349
Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)		866	473,572
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)		1,182	645,188
Series 2006-WF1, Class A6, 6.00%, 7/25/36 (c)		868	474,293
Jubilee CDO BV, Series VIII-X, Class Sub, 4.81%, 1/15/24 (b)	EUR	880	655,845
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 2.03%, 7/15/25 (a)(b)	USD	4,515	4,501,674
LCM XI LP, Series 11A, Class B, 3.03%, 4/19/22 (a)(b)		2,270	2,269,920
LCM XIV LP, Series 14A, Class A, 2.03%, 7/15/25 (a)(b)		320	319,731
LCM XV LP, Series 15A, Class C, 4.03%, 8/25/24 (a)(b)		1,070	1,069,922
LCM XVIII LP:
Series 18A, Class B1, 3.18%, 4/20/27 (a)(b)		2,400	2,400,208
Series 18A, Class C1, 4.03%, 4/20/27 (a)(b)		500	500,041
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 4/15/40 (b)		4,790	5,152,712
Series 2001-B, Class M2, 7.17%, 4/15/40 (b)		764	570,279
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, 0.85%, 6/25/37 (a)(b)		592	362,999
Lime Street CLO Ltd., Series 2007-1A, Class B, 1.55%, 6/20/21 (a)(b)		900	876,564
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (a)		5,834	5,873,958
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, 0.98%, 2/25/36 (b)		4,413	3,854,996

Asset-Backed Securities		Par (000)	Value
Series 2006-2, Class 2A3, 0.95%, 3/25/46 (b)	USD	9,140	$4,146,373
Series 2006-2, Class 2A4, 1.05%, 3/25/46 (b)		2,090	964,311
Series 2006-3, Class 2A3, 0.94%, 5/25/46 (b)		6,164	2,600,799
Series 2006-3, Class 2A4, 1.03%, 5/25/46 (b)		1,212	521,095
Series 2006-4, Class 2A4, 1.02%, 5/25/36 (b)		2,257	1,096,308
Series 2006-9, Class 2A3, 0.92%, 10/25/36 (b)		4,223	1,776,770
Series 2006-9, Class 2A4, 0.99%, 10/25/36 (b)		1,888	801,455
Series 2006-10, Class 2A3, 0.92%, 11/25/36 (b)		4,416	1,981,405
Series 2006-10, Class 2A4, 0.98%, 11/25/36 (b)		2,623	1,187,634
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, 4.01%, 3/25/32 (b)		1,510	1,528,502
Madison Park Funding Ltd.:
Series 2012-9A, Class AR, 2.20%, 8/15/22 (a)(b)		2,078	2,079,570
Series 2012-9A, Class B1R, 2.78%, 8/15/22 (a)(b)		3,000	3,005,901
Series 2012-9A, Class C1R, 3.76%, 8/15/22 (a)(b)		580	580,025
Madison Park Funding VIII Ltd.:
Series 2012-8A, Class BR, 3.08%, 4/22/22 (a)(b)		250	250,002
Series 2012-8A, Class CR, 3.68%, 4/22/22 (a)(b)		280	280,022
Madison Park Funding XI Ltd., Series 2013-11A, Class A1B, 2.33%, 10/23/25 (a)(b)		1,518	1,517,903
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, 1.02%, 6/25/36 (a)(b)		2,059	1,353,433
Series 2007-HE1, Class A4, 1.04%, 5/25/37 (b)		1,318	790,326
MASTR Specialized Loan Trust, Series 2006-3, Class A, 1.02%, 6/25/46 (a)(b)		750	654,816
Merrill Lynch Mortgage Investors Trust, Series 2006-RM3, Class A2B, 0.85%, 6/25/37 (b)		1,040	309,787
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 1.36%, 12/25/34 (b)		820	756,804
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2, 0.87%, 11/25/36 (b)		1,303	587,434
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 3.06%, 1/20/24 (a)(b)		3,020	3,017,584
MSCC Heloc Trust, Series 2007-1, Class A, 0.71%, 12/25/31 (b)		64	63,420
Muir Woods CLO Ltd.:
Series 2012-1A, Class B, 3.56%, 9/14/23 (a)(b)		1,540	1,540,643
Series 2012-1A, Class C, 4.71%, 9/14/23 (a)(b)		500	500,655
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, 0.94%, 6/25/37 (b)		450	424,346
Navient Private Education Loan Trust:
Series 2014-AA, Class B, 3.50%, 8/15/44 (a)		6,000	5,495,846
Series 2014-CTA, Class B, 2.45%, 10/17/44 (a)(b)		8,550	8,115,540
Series 2015-AA, Class A2A, 2.65%, 12/15/28 (a)		20,826	20,817,574

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	5

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2015-AA, Class A2B, 1.90%, 12/15/28 (a)(b)	USD	2,070	$2,089,740
Series 2015-AA, Class A3, 2.40%, 11/15/30 (a)(b)		7,821	8,031,095
Series 2016-AA, Class A2B, 2.85%, 12/15/45 (a)(b)		4,260	4,462,472
Series 2016-AA, Class B, 3.50%, 12/16/58 (a)(b)		2,040	1,824,004
Neuberger Berman CLO XIII Ltd.:
Series 2012-13A, Class B, 3.18%, 1/23/24 (a)(b)		9,375	9,374,356
Series 2012-13A, Class C, 3.73%, 1/23/24 (a)(b)		1,500	1,511,700
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class B2R, 3.05%, 4/15/26 (a)(b)		1,875	1,875,000
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class B, 2.45%, 7/15/19 (a)(b)		1,150	1,150,503
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, 1.16%, 10/25/36 (a)(b)		518	471,673
North Westerly CLO BV, Series IV-X, Class A-1, 1.40%, 1/15/26 (b)	EUR	2,500	2,637,215
Northwoods Capital IX Ltd., Series 2012-9A, Class A, 2.30%, 1/18/24 (a)(b)	USD	4,550	4,554,969
Oak Hill European Credit Partners IV Designated Activity Co.:
Series 2015-4X, Class E, 5.06%, 1/20/30 (b)	EUR	1,540	1,491,400
Series 2015-4X, Class F, 7.06%, 1/20/30 (b)		670	597,723
Oaktree EIF II Ltd., Series 2014-A2, Class B, 3.21%, 11/15/25 (a)(b)	USD	1,640	1,639,893
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 1/15/19 (b)		1,002	788,866
Series 2001-D, Class A4, 6.93%, 9/15/31 (b)		637	561,758
OCP CLO Ltd.:
Series 2013-3A, Class B, 3.63%, 1/17/25 (a)(b)		1,000	1,000,001
Series 2014-5A, Class A1, 1.88%, 4/26/26 (a)(b)		330	326,816
Series 2015-8A, Class A1, 2.41%, 4/17/27 (a)(b)		5,530	5,527,761
Series 2016-12A, Class A1, 2.46%, 10/18/28 (a)(b)		1,350	1,348,650
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class A, 2.40%, 4/15/26 (a)(b)		1,500	1,499,934
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 2.00%, 7/17/25 (a)(b)		5,195	5,169,545
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R, 2.61%, 10/25/25 (a)(b)		7,240	7,249,050
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1, 2.28%, 10/20/25 (a)(b)		540	539,592
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.00%, 4/20/25 (a)(b)		4,130	4,117,105
OHA Loan Funding Ltd., Series 2013-2A, Class A, 2.19%, 8/23/24 (a)(b)		5,315	5,308,973
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		1,430	1,429,922
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)		2,820	2,831,378
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		2,805	2,803,866

Asset-Backed Securities		Par (000)	Value
Series 2014-2A, Class D, 5.31%, 9/18/24 (a)	USD	1,885	$1,893,059
Series 2015-1A, Class C, 5.12%, 3/18/26 (a)		1,536	1,546,971
Series 2015-2A, Class C, 4.32%, 7/18/25 (a)		4,830	4,763,578
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, 1.40%, 7/25/33 (b)		1,130	1,052,025
Origen Manufactured Housing Contract Trust, Series 2001-A, Class M1, 7.82%, 3/15/32 (b)		1,610	1,596,699
OZLM Funding II Ltd., Series 2012-2A, Class A1R, 2.00%, 10/30/27 (a)(b)		19,348	19,348,000
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 2.03%, 7/22/25 (a)(b)		9,995	9,980,007
OZLM VI Ltd., Series 2014-6A, Class B, 3.78%, 4/17/26 (a)(b)		2,360	2,353,838
OZLM VII Ltd.:
Series 2014-7A, Class A1A, 2.30%, 7/17/26 (a)(b)		4,740	4,737,137
Series 2014-7A, Class A1B, 2.37%, 7/17/26 (a)(b)		250	250,125
Series 2014-7A, Class A2A, 2.93%, 7/17/26 (a)(b)		2,450	2,449,398
OZLM XI Ltd., Series 2015-11A, Class A1A, 2.44%, 1/30/27 (a)(b)		9,258	9,257,538
OZLM XII Ltd., Series 2015-12A, Class A1, 2.34%, 4/30/27 (a)(b)		570	570,358
OZLM XV Ltd.:
Series 2016-15A, Class A1, 2.41%, 1/20/29 (a)(b)		4,740	4,740,000
Series 2016-15A, Class A2A, 2.87%, 1/20/29 (a)(b)		1,940	1,940,000
OZLME BV, Series 1X, Class E, 6.45%, 1/18/30 (b)	EUR	475	467,660
Palmer Square CLO Ltd., Series 2013-2A, Class B, 3.93%, 10/17/25 (a)(b)	USD	890	885,910
Palmer Square Loan Funding Ltd.:
Series 2016-2A, Class A2, 2.98%, 6/21/24 (a)(b)		3,800	3,803,591
Series 2016-2A, Class B, 4.03%, 6/21/24 (a)(b)		3,970	3,973,719
Pretium Mortgage Credit Partners I LLC:
Series 2015-NPL4, Class A1, 4.38%, 11/27/30 (a)(c)		3,741	3,771,531
Series 2016-NPL3, Class A1, 4.38%, 5/27/31 (a)(c)		5,969	6,024,760
Series 2016-NPL6, Class A1, 3.50%, 10/27/31 (a)(c)		4,051	4,033,300
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		1,733	1,721,372
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (a)		500	509,403
Series 2016-SFR1, Class A, 2.24%, 9/17/33 (a)(b)		2,764	2,787,607
Series 2016-SFR1, Class E, 4.59%, 9/17/33 (a)(b)		2,940	2,992,058
Series 2016-SFR2, Class E, 4.09%, 1/17/34 (a)(b)		1,590	1,582,974
Race Point IX CLO Ltd., Series 2015-9A, Class A1, 2.39%, 4/15/27 (a)(b)		1,780	1,782,234
Race Point V CLO Ltd., Series 2011-5A, Class CR, 3.70%, 12/15/22 (a)(b)		1,010	1,009,486
Race Point VII CLO Ltd., Series 2012-7A, Class CR, 2.65%, 11/08/24 (a)(b)		3,180	3,180,000
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 2.16%, 2/20/25 (a)(b)		1,921	1,919,580
Race Point X CLO Ltd., Series 2016-10A, Class A, 2.48%, 7/25/28 (a)(b)		5,550	5,555,716

6	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
RASC Trust, Series 2003-KS5, Class AIIB, 1.34%, 7/25/33 (b)	USD	404	$363,832
RCO Mortgage LLC, Series 2015-NQM1, Class A, 4.09%, 11/25/45 (a)(b)		1,221	1,216,334
SACO I Trust, Series 2006-9, Class A1, 1.06%, 8/25/36 (b)		974	1,424,514
Scholar Funding Trust, Series 2011-A, Class A, 1.79%, 10/28/43 (a)(b)		2,278	2,198,701
Shackleton I CLO Ltd., Series 2012-1A, Class B1R, 2.88%, 8/12/23 (a)(b)		750	747,424
Shackleton II CLO Ltd.:
Series 2012-2A, Class B1R, 2.70%, 10/20/23 (a)(b)		1,910	1,910,000
Series 2012-2A, Class CR, 3.50%, 10/20/23 (a)(b)		750	749,955
Sheridan Square CLO Ltd., Series 2013-1A, Class A2, 2.05%, 4/15/25 (a)(b)		6,210	6,193,932
Silvermore CLO Ltd., Series 2014-1A, Class A1, 2.36%, 5/15/26 (a)(b)		3,667	3,641,212
SLC Private Student Loan Trust, Series 2006-A, Class C, 1.33%, 7/15/36 (b)		2,010	1,794,971
SLM Private Credit Student Loan Trust:
Series 2004-A, Class A3, 1.36%, 6/15/33 (b)		3,813	3,676,159
Series 2004-B, Class A2, 1.16%, 6/15/21 (b)		241	240,816
Series 2004-B, Class A3, 1.29%, 3/15/24 (b)		18,525	17,821,232
Series 2006-B, Class A4, 1.14%, 3/15/24 (b)		36	35,869
Series 2006-B, Class A5, 1.23%, 12/15/39 (b)		830	771,607
Series 2006-C, Class A4, 1.13%, 3/15/23 (b)		238	236,686
Series 2007-A, Class A2, 1.08%, 9/15/25 (b)		637	634,740
SLM Private Education Loan Trust:
Series 2011-B, Class A3, 2.95%, 6/16/42 (a)(b)		2,817	2,930,903
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		620	594,553
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		2,095	2,025,630
Series 2013-C, Class A2B, 2.10%, 10/15/31 (a)(b)		500	505,731
SMB Private Education Loan Trust:
Series 2014-A, Class A3, 2.20%, 4/15/32 (a)(b)		2,640	2,691,046
Series 2015-A, Class A2A, 2.49%, 6/15/27 (a)		3,010	2,976,342
Series 2015-B, Class A2B, 1.90%, 7/15/27 (a)(b)		1,680	1,704,887
Series 2015-B, Class A3, 2.45%, 5/17/32 (a)(b)		9,670	10,019,147
Series 2015-B, Class B, 3.50%, 12/17/40 (a)		3,830	3,484,228
Series 2015-C, Class A2B, 2.10%, 7/15/27 (a)(b)		1,030	1,047,883
Series 2015-C, Class A3, 2.65%, 8/16/32 (a)(b)		2,050	2,124,098
Series 2016-A, Class A2A, 2.70%, 5/15/31 (a)		2,975	2,953,605
Series 2016-A, Class A2B, 2.20%, 5/15/31 (a)(b)		5,830	5,981,854
Series 2016-B, Class A2A, 2.43%, 2/17/32 (a)		3,814	3,731,798
Series 2016-B, Class A2B, 2.15%, 2/17/32 (a)(b)		5,130	5,252,699
SoFi Professional Loan Program LLC:
Series 2014-A, Class A1, 2.18%, 6/25/25 (a)(b)		3,137	3,199,004

Asset-Backed Securities		Par (000)	Value
Series 2015-D, Class A2, 2.72%, 10/27/36 (a)	USD	2,591	$2,595,400
Series 2016-C, Class A2B, 2.36%, 12/27/32 (a)		1,260	1,240,934
Series 2016-D, Class A2B, 2.34%, 4/25/33 (a)		1,120	1,097,103
Sorrento Park CLO Ltd., Series 1X, Class E, 5.95%, 11/16/27 (b)	EUR	340	302,013
Sound Point CLO I Ltd., Series 2012-1A, Class B, 3.58%, 10/20/23 (a)(b)	USD	500	500,075
Sound Point CLO II Ltd., Series 2013-1A, Class A1L, 2.08%, 4/26/25 (a)(b)		500	499,047
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 2.25%, 1/21/26 (a)(b)		2,385	2,379,245
Sound Point CLO Ltd., Series 2014-3A, Class A, 2.38%, 1/23/27 (a)(b)		6,225	6,224,663
Sound Point CLO VI Ltd., Series 2014-2A, Class A1, 2.24%, 10/20/26 (a)(b)		3,560	3,535,204
Sound Point CLO XI Ltd., Series 2016-1A, Class A, 2.53%, 7/20/28 (a)(b)		5,730	5,748,909
Sound Point CLO XII Ltd., Series 2016-2A, Class A, 2.54%, 10/20/28 (a)(b)		3,010	3,015,683
Sound Point Clo XIV Ltd., Series 2016-3A, Class A, 2.41%, 1/23/29 (a)(b)		7,330	7,333,665
Sound Point CLO XIV Ltd., Series 2016-3A, Class C, 3.53%, 1/23/29 (a)(b)		1,000	991,000
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, 1.55%, 1/25/35 (b)		217	205,877
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (a)		10,429	10,481,527
Springleaf Funding Trust:
Series 2014-AA, Class B, 3.45%, 12/15/22 (a)		2,335	2,339,923
Series 2015-AA, Class B, 3.62%, 11/15/24 (a)		3,952	3,953,168
St. Pauls CLO, Series 4X, Class A1, 1.09%, 4/25/28 (b)	EUR	500	526,328
St. Paul’s CLO VI DAC, Series 6X, Class D, 6.50%, 7/22/29 (b)		980	985,179
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 1/25/31 (a)	USD	591	576,224
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.89%, 1/25/35 (b)		979	905,254
Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, 3.72%, 11/16/44 (a)(c)		794	793,053
SWAY Residential Trust, Series 2014-1, Class A, 2.04%, 1/17/32 (a)(b)		9,783	9,789,090
Symphony CLO VIII LP, Series 2012-8A, Class CR, 3.93%, 1/09/23 (a)(b)		750	748,727
Symphony CLO XI Ltd., Series 2013-11A, Class B1, 3.08%, 1/17/25 (a)(b)		890	890,356
Symphony CLO XII Ltd.:
Series 2013-12A, Class A, 2.18%, 10/15/25 (a)(b)		3,000	2,989,249
Series 2013-12A, Class C, 3.63%, 10/15/25 (a)(b)		3,655	3,655,000
Symphony CLO XV Ltd., Series 2014-15A, Class B1, 3.08%, 10/17/26 (a)(b)		6,230	6,229,728
THL Credit Wind River CLO Ltd., Series 2014-2A, Class A2, 2.33%, 7/15/26 (a)(b)		5,080	5,080,000
TICP CLO I Ltd., Series 2015-1A, Class A, 2.38%, 7/20/27 (a)(b)		1,000	999,946
TICP CLO III Ltd.:
Series 2014-3A, Class A, 2.42%, 1/20/27 (a)(b)		4,474	4,469,137

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	7

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2014-3A, Class B1, 3.23%, 1/20/27 (a)(b)	USD	374	$373,986
Tikehau CLO BV, Series 2015-1X, Class E, 4.60%, 8/04/28 (b)	EUR	600	572,475
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.99%, 5/17/32 (a)(b)	USD	1,106	1,100,209
Trimaran CLO VII Ltd., Series 2007-1A, Class A3L, 1.63%, 6/15/21 (a)(b)		540	534,982
U.S. Residential Opportunity Fund II Trust:
Series 2016-1II, Class A, 3.47%, 7/27/36 (a)(c)		1,389	1,378,196
Series 2016-2II, Class A, 3.47%, 8/27/36 (a)(c)		6,919	6,885,893
Series 2016-3II, Class A, 3.60%, 10/27/36 (a)(c)		2,539	2,531,425
U.S. Residential Opportunity Fund III Trust:
Series 2016-1III, Class A, 3.47%, 7/27/36 (a)(c)		7,967	7,933,772
Series 2016-2III, Class A, 3.47%, 8/27/36 (a)(c)		18,438	18,350,614
Series 2016-3III, Class A, 3.60%, 10/27/36 (a)(c)		11,202	11,162,519
U.S. Residential Opportunity Fund IV Trust:
Series 2016-1IV, Class A, 3.47%, 7/27/36 (a)(c)		13,713	13,647,843
Series 2016-2IV, Class A, 3.47%, 8/27/36 (a)(c)		11,468	11,413,643
Series 2016-3IV, Class A, 3.60%, 10/27/36 (a)(c)		5,609	5,585,694
Venture X CLO Ltd., Series 2012-10A, Class BR, 2.86%, 7/20/22 (a)(b)		3,830	3,830,000
Venture XIX CLO Ltd.:
Series 2014-19A, Class AR, 2.33%, 1/15/27 (a)(b)		1,020	1,020,000
Series 2014-19A, Class BR, 2.96%, 1/15/27 (a)(b)		1,800	1,800,000
Venture XVI CLO Ltd., Series 2014-16A, Class A2L, 2.88%, 4/15/26 (a)(b)		1,050	1,043,260
Venture XVII CLO Ltd., Series 2014-17A, Class B1, 2.98%, 7/15/26 (a)(b)		1,220	1,219,984
Venture XVIII CLO Ltd., Series 2014-18A, Class A, 2.33%, 10/15/26 (a)(b)		9,820	9,819,572
Venture XXI CLO Ltd., Series 2015-21A, Class A, 2.37%, 7/15/27 (a)(b)		2,630	2,631,142
Vibrant CLO III Ltd.:
Series 2015-3A, Class A1R, 2.39%, 4/20/26 (a)(b)		1,390	1,390,000
Series 2015-3A, Class A2R, 2.96%, 4/20/26 (a)(b)		710	710,000
Vibrant CLO V Ltd., Series 2016-5A, Class A, 2.55%, 1/20/29 (a)(b)		2,480	2,480,000
VOLT L LLC, Series 2016-NP10, Class A1, 3.50%, 9/25/46 (a)(c)		1,056	1,053,380
VOLT XLV LLC, Series 2016-NPL5, Class A1, 4.00%, 5/25/46 (a)(c)		3,712	3,718,307
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.84%, 6/25/46 (a)(c)		16,568	16,591,828
Voya CLO Ltd.:
Series 2012-2A, Class BR, 2.83%, 10/15/22 (a)(b)		2,470	2,470,000
Series 2012-3A, Class AR, 1.85%, 10/15/22 (a)(b)		1,700	1,699,938
Series 2013-3A, Class A1, 2.33%, 1/18/26 (a)(b)		7,925	7,924,675
Series 2013-3A, Class A2, 2.68%, 1/18/26 (a)(b)		3,145	3,144,849
Series 2014-4A, Class A1, 2.38%, 10/14/26 (a)(b)		4,740	4,733,401
Series 2016-3A, Class C, 4.67%, 10/18/27 (a)(b)		460	451,260

Asset-Backed Securities		Par (000)	Value
Voya Investment Management CLO Ltd., Series 2013-2A, Class A1, 2.03%, 4/25/25 (a)(b)	USD	1,815	$1,813,300
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 0.89%, 7/25/37 (a)(b)		2,787	2,456,944
Washington Mutual Asset-Backed Certificates, Series 2006-HE4, Class 2A2, 0.94%, 9/25/36 (b)		6,133	2,785,665
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5, Class 1A, 0.91%, 10/25/36 (b)		2,620	1,917,829
World Financial Network Credit Card Master Trust:
Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,072,952
Series 2012-C, Class C, 4.55%, 8/15/22		5,030	5,107,800
Series 2012-D, Class B, 3.34%, 4/17/23		3,551	3,583,838
Series 2012-D, Class M, 3.09%, 4/17/23		2,725	2,770,380
WVUE, Series 2015-1A, Class A, 4.50%, 9/25/20 (a)(c)		1,418	1,433,192
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 2.46%, 10/17/26 (a)(b)		12,445	12,518,425
Total Asset-Backed Securities — 12.4%			1,180,754,684

Common Stocks		Shares	Value
Airlines — 0.1%
Delta Air Lines, Inc.		91,854	4,518,298
United Continental Holdings, Inc. (d)		35,613	2,595,475

			7,113,773
Diversified Financial Services — 0.0%
Concrete Investment I SCA (d)(e)		7,500	844,755
Concrete Investment I SCA (e)		7,500	—
Concrete Investment II SCA (e)		12,471	—

			844,755
Diversified Telecommunication Services — 0.0%
Telecom Italia SpA (d)		786,112	694,092
Energy Equipment & Services — 0.0%
Vantage Drilling Co. (d)		311,000	4,821
Hotels, Restaurants & Leisure — 0.0%
Boyd Gaming Corp. (d)		92,678	1,869,315
Metals & Mining — 0.0%
Northern Graphite Corp. (d)		99,612	20,402
Oil, Gas & Consumable Fuels — 0.0%
Concho Resources, Inc. (d)		8,368	1,109,597
Matador Resources Co. (d)		21,443	552,372
Pioneer Natural Resources Co.		6,945	1,250,586

			2,912,555
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc.		87,052	10,082,363
Total Common Stocks — 0.2%			23,542,076

8	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (a)	USD	1,372	$1,374,004
4.75%, 10/07/44 (a)		259	262,092
Lockheed Martin Corp.:
3.55%, 1/15/26		1,596	1,630,652
3.60%, 3/01/35		2,117	2,011,150
4.50%, 5/15/36		632	671,930
4.07%, 12/15/42		2,100	2,072,809
4.70%, 5/15/46		1,837	1,998,153
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (a)		1,254	1,341,780
7.38%, 7/15/39 (a)		150	162,188
6.25%, 1/15/40 (a)		1,890	1,913,625
Northrop Grumman Corp., 3.85%, 4/15/45		2,310	2,191,317
United Technologies Corp.:
1.78%, 5/04/18 (c)		8,656	8,657,887
4.15%, 5/15/45		2,411	2,435,086

			26,722,673
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34		2,970	3,165,892
3.90%, 2/01/35		392	376,409
4.10%, 2/01/45		2,759	2,583,362
4.75%, 11/15/45		7,278	7,537,628
4.55%, 4/01/46		3,298	3,323,424
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	100	108,228
XPO Logistics, Inc., 5.75%, 6/15/21		100	111,602

			17,206,545
Airlines — 0.2%
American Airlines Group, Inc., 4.63%, 3/01/20 (a)	USD	3,144	3,183,300
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		8,392	8,265,969
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20		817	829,255
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)		1,829	1,806,129
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		455	454,533
Virgin Australia Holdings Ltd., 7.88%, 10/15/21		970	976,480

			15,515,666
Auto Components — 0.1%
Adient Global Holdings Ltd., 3.50%, 8/15/24	EUR	100	106,792
Delphi Automotive PLC:
4.25%, 1/15/26	USD	3,630	3,758,237
4.40%, 10/01/46		1,845	1,695,168
Faurecia, 3.63%, 6/15/23	EUR	200	218,636
FTE Verwaltungs GmbH, 9.00%, 7/15/20		100	110,529
Schaeffler Verwaltung Zwei GmbH:
2.75% (2.75% Cash or 3.50% PIK), 9/15/21 (f)		750	812,228
3.25% (3.25% Cash or 4.00% PIK), 9/15/23 (f)		1,800	1,951,620
3.75% (3.75% Cash or 4.50% PIK), 9/15/26 (f)		150	157,803

			8,811,013
Automobiles — 0.3%
Fiat Chrysler Automobiles NV, 3.75%, 3/29/24		170	185,590
Fiat Chrysler Finance Europe:
4.75%, 3/22/21		100	115,529
4.75%, 7/15/22		144	166,740
Ford Motor Co., 5.29%, 12/08/46	USD	11,543	11,692,944

Corporate Bonds		Par (000)	Value
Automobiles (continued)
General Motors Co., 6.75%, 4/01/46	USD	5,727	$6,715,996
General Motors Financial Co., Inc., 4.00%, 10/06/26		9,645	9,273,870

			28,150,669
Banks — 4.6%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	1,025	1,092,522
Banco Espirito Santo SA:
2.63%, 5/08/17 (d)(g)		400	115,792
4.75%, 1/15/18 (d)(g)		2,200	636,856
4.00%, 1/21/19 (d)(g)		6,300	1,823,723
Banco Popolare SC, 2.75%, 7/27/20		100	106,598
Bank of America Corp.:
2.25%, 4/21/20	USD	7,485	7,441,362
3.30%, 1/11/23		7,777	7,802,975
3.88%, 8/01/25		13,368	13,592,997
3.50%, 4/19/26		15,610	15,401,950
4.88%, 4/01/44		901	977,649
Bank of Ireland, 4.25%, 6/11/24 (b)	EUR	1,686	1,823,586
Bankia SA, 4.00%, 5/22/24 (b)		4,400	4,700,531
Barclays Bank PLC, 7.63%, 11/21/22	USD	226	248,035
BB&T Corp., 2.45%, 1/15/20		4,200	4,232,915
BDO Unibank, Inc., 2.63%, 10/24/21		287	278,573
Branch Banking & Trust Co., 2.30%, 10/15/18		1,855	1,873,468
Citigroup, Inc.:
1.80%, 2/05/18		6,961	6,957,109
2.50%, 9/26/18		8,073	8,150,218
2.50%, 7/29/19		10,612	10,684,745
2.90%, 12/08/21		59,540	59,379,361
3.50%, 5/15/23		4,389	4,374,832
3.88%, 3/26/25		4,740	4,708,711
4.13%, 7/25/28		7,648	7,554,878
Citizens Bank N.A., 2.30%, 12/03/18		2,754	2,768,111
Commerzbank AG:
7.75%, 3/16/21	EUR	4,300	5,409,011
4.00%, 3/23/26		1,000	1,080,687
Credit Agricole SA, 1.88%, 12/20/26		1,000	1,055,970
Dah Sing Bank Ltd., 4.25%, 11/30/26 (b)	USD	700	690,362
Fifth Third Bank, 2.25%, 6/14/21		7,204	7,122,105
HSBC Holdings PLC, 2.65%, 1/05/22		26,189	25,567,299
HSH Nordbank AG:
0.49%, 2/14/17 (b)	EUR	3,140	3,259,322
0.53%, 2/14/17 (b)		1,103	1,150,906
Ibercaja Banco SA, 5.00%, 7/28/25 (b)		100	101,598
ICICI Bank Ltd., 4.00%, 3/18/26	USD	229	222,213
Intesa Sanpaolo SpA:
5.15%, 7/16/20	EUR	100	115,652
6.63%, 9/13/23		2,575	3,206,842
2.86%, 4/23/25		100	104,480
3.93%, 9/15/26		1,890	2,045,711
JPMorgan Chase & Co.:
1.35%, 2/15/17	USD	9,255	9,256,573
2.20%, 10/22/19		3,691	3,705,823
2.75%, 6/23/20		3,909	3,944,353
2.55%, 10/29/20		7,880	7,874,185
2.97%, 1/15/23		32,480	32,371,224
3.88%, 9/10/24		8,950	9,055,941
3.90%, 7/15/25		4,236	4,355,790
3.20%, 6/15/26		6,593	6,452,919
4.25%, 10/01/27		3,750	3,852,855
Royal Bank of Scotland Group PLC, 3.88%, 9/12/23		19,834	19,045,717
Santander UK Group Holdings PLC, 2.88%, 8/05/21		37,278	36,452,479
Shinhan Bank, 3.88%, 12/07/26 (b)		1,060	1,060,390
U.S. Bancorp, 2.95%, 7/15/22		7,244	7,286,935

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	9

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
UniCredit SpA:
6.95%, 10/31/22	EUR	200	$241,650
5.75%, 10/28/25 (b)		4,220	4,692,561
4.38%, 1/03/27 (b)		200	211,284
United Overseas Bank Ltd.:
3.50%, 9/16/26 (b)	USD	800	791,242
2.88%, 3/08/27 (b)		500	478,347
Vietnam Joint Stock Commercial Bank for Industry and Trade, 8.00%, 5/17/17		200	202,000
Washington Mutual Bank:
0.00%, 5/01/09 (d)(g)		13,308	2,827,950
0.00%, 11/06/09 (d)(g)		11,911	2,531,087
0.00%, 6/16/10 (d)(g)		3,115	661,937
0.00%, 2/04/11 (d)(g)		2,570	546,125
Wells Fargo & Co.:
2.60%, 7/22/20		4,233	4,257,467
2.55%, 12/07/20		3,376	3,379,859
2.10%, 7/26/21		19,710	19,178,914
3.55%, 9/29/25		5,795	5,785,398
3.00%, 10/23/26		6,839	6,513,443
3.90%, 5/01/45		4,985	4,728,307
4.90%, 11/17/45		1,903	1,954,611
4.75%, 12/07/46		10,124	10,274,402
Woori Bank, 4.75%, 4/30/24		1,800	1,815,916
Yamaguchi Financial Group, Inc., 0.50%, 3/26/20 (b)(h)		1,000	1,034,750

			434,682,089
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		11,072	11,135,609
3.30%, 2/01/23		6,425	6,538,928
3.65%, 2/01/26		53,184	53,991,865
4.70%, 2/01/36		2,580	2,713,819
4.90%, 2/01/46		1,792	1,936,919
Anheuser-Busch InBev SA/NV, 2.00%, 3/17/28	EUR	1,400	1,557,704
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	USD	1,513	1,360,782
Molson Coors Brewing Co.:
5.00%, 5/01/42		1,111	1,161,387
4.20%, 7/15/46		2,303	2,147,144
PepsiCo, Inc., 4.45%, 4/14/46		4,840	5,154,978

			87,699,135
Biotechnology — 0.5%
AbbVie, Inc.:
2.50%, 5/14/20		6,302	6,303,645
2.90%, 11/06/22		5,173	5,109,626
4.50%, 5/14/35		2,860	2,810,027
Amgen, Inc.:
2.13%, 5/01/20		4,058	4,019,989
4.40%, 5/01/45		6,271	6,011,042
Biogen, Inc., 5.20%, 9/15/45		1,945	2,081,434
Gilead Sciences, Inc.:
2.35%, 2/01/20		1,209	1,215,282
2.50%, 9/01/23		3,486	3,361,623
3.65%, 3/01/26		931	943,975
4.60%, 9/01/35		1,057	1,096,310
4.80%, 4/01/44		6,729	6,987,165
4.50%, 2/01/45		2,446	2,443,943
4.75%, 3/01/46		2,685	2,778,092
4.15%, 3/01/47		5,361	5,091,894

			50,254,047
Building Products — 0.0%
Standard Industries, Inc., 6.00%, 10/15/25 (a)		1,285	1,352,463

Corporate Bonds		Par (000)	Value
Capital Markets — 2.3%
Bagan Capital Ltd., 0.00%, 9/23/21 (h)(i)	USD	1,300	$1,300,000
Bank of New York Mellon Corp.:
2.10%, 1/15/19		6,780	6,809,954
2.05%, 5/03/21		28,042	27,523,251
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	200	260,322
Credit Suisse AG:
3.00%, 10/29/21	USD	2,841	2,868,146
5.75%, 9/18/25 (b)	EUR	1,530	1,762,777
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 3/26/20	USD	7,681	7,614,329
4.88%, 5/15/45		2,635	2,704,759
Deutsche Bank AG, 4.25%, 10/14/21 (a)		150	150,578
Goldman Sachs Group, Inc.:
2.63%, 1/31/19		10,208	10,317,756
2.00%, 4/25/19		2,308	2,298,833
2.60%, 4/23/20		5,099	5,104,344
2.75%, 9/15/20		2,492	2,502,765
2.63%, 4/25/21		4,993	4,956,746
2.35%, 11/15/21		14,988	14,561,741
3.50%, 1/23/25		3,983	3,930,022
3.75%, 5/22/25		5,768	5,783,003
3.50%, 11/16/26		14,463	14,130,134
4.80%, 7/08/44		1,798	1,887,593
4.75%, 10/21/45		1,231	1,299,497
Haitong International Securities Group Ltd., 0.00%, 10/25/21 (h)(i)	HKD	10,000	1,276,678
Jefferies Group LLC, 6.50%, 1/20/43	USD	1,239	1,274,919
Morgan Stanley:
2.80%, 6/16/20		8,614	8,684,497
2.63%, 11/17/21		35,559	35,130,941
3.75%, 2/25/23		5,956	6,117,670
3.70%, 10/23/24		6,314	6,389,212
4.00%, 7/23/25		11,093	11,370,514
3.88%, 1/27/26		2,070	2,090,919
State Street Corp., 2.65%, 5/19/26		9,906	9,395,118
UBS AG, 4.75%, 5/22/23 (b)		625	637,500
UBS Group Funding Jersey Ltd.:
2.65%, 2/01/22 (a)		18,676	18,151,111
4.13%, 9/24/25 (a)		2,534	2,582,823

			220,868,452
Chemicals — 0.2%
Agrium, Inc., 4.13%, 3/15/35		2,135	1,957,567
Air Liquide Finance SA, 3.50%, 9/27/46 (a)		1,261	1,167,137
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	100	105,792
Dow Chemical Co.:
4.38%, 11/15/42	USD	1,370	1,329,886
4.63%, 10/01/44		2,072	2,079,111
Eastman Chemical Co., 4.80%, 9/01/42		2,205	2,191,234
Huntsman International LLC, 5.13%, 4/15/21	EUR	100	114,213
INEOS Finance PLC, 4.00%, 5/01/23		2,340	2,546,762
INOVYN Finance PLC, 6.25%, 5/15/21		100	111,606
Kansai Paint Co. Ltd.:
0.00%, 6/17/19 (h)(i)		50,000	450,802
0.00%, 6/17/22 (h)(i)	JPY	30,000	263,743
Monitchem HoldCo 3 SA, 5.25%, 6/15/21	EUR	100	108,371
Monsanto Co., 3.60%, 7/15/42	USD	2,845	2,387,686
PSPC Escrow Corp., 6.00%, 1/02/23	EUR	291	306,984
Sherwin-Williams Co., 4.00%, 12/15/42	USD	971	882,926
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	100	112,634

			16,116,454
Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 2.88%, 9/17/18 (a)	USD	6,335	6,414,187

10	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (continued)
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	200	$215,857
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (f)		556	597,484
President and Fellows of Harvard College, 3.15%, 7/15/46	USD	1,143	1,022,642
Transfield Services Ltd., 8.38%, 5/15/20 (a)		200	211,500
Verisure Holding AB, 6.00%, 11/01/22	EUR	150	172,093
Waste Management, Inc., 3.90%, 3/01/35	USD	2,526	2,511,344
Yestar International Holdings Co. Ltd., 6.90%, 9/15/21		550	561,591

			11,706,698
Communications Equipment — 0.0%
Harris Corp., 2.70%, 4/27/20		1,299	1,297,571
Juniper Networks, Inc., 3.30%, 6/15/20		2,728	2,786,281

			4,083,852
Construction & Engineering — 0.0%
Bouygues SA, 1.38%, 6/07/27	EUR	1,500	1,565,970
China City Construction International Co. Ltd., 5.35%, 7/03/17 (d)(g)	CNH	676	52,689
GS Engineering & Construction Corp., 4.50%, 7/21/21 (h)	USD	600	581,593
Kandenko Co. Ltd., 0.00%, 3/31/21 (h)(i)	JPY	30,000	291,016
Novafives SAS, 4.50%, 6/30/21	EUR	100	96,844
Shimizu Corp., 0.00%, 10/16/20 (h)(i)	JPY	30,000	281,134

			2,869,246
Construction Materials — 0.1%
Cemex Finance LLC, 4.63%, 6/15/24	EUR	100	107,792
Dry Mix Solutions Investissements SAS, 5.50%, 3/15/23 (b)		100	107,371
LafargeHolcim Finance U.S. LLC, 4.75%, 9/22/46 (a)	USD	6,995	6,765,214

			6,980,377
Consumer Finance — 1.2%
American Express Credit Corp.:
1.13%, 6/05/17		10,032	10,030,425
2.25%, 8/15/19		6,261	6,295,842
Capital One Bank USA N.A., 2.30%, 6/05/19		1,000	1,002,417
Capital One Financial Corp.:
4.75%, 7/15/21		160	173,052
3.75%, 7/28/26		3,951	3,830,080
Capital One N.A., 2.40%, 9/05/19		650	651,446
Discover Bank, 3.45%, 7/27/26		4,992	4,820,330
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		24,350	24,331,591
2.15%, 1/09/18		5,342	5,349,735
3.34%, 3/18/21		12,423	12,509,203
General Motors Financial Co., Inc.:
2.63%, 7/10/17		6,640	6,675,909
4.75%, 8/15/17		4,115	4,193,053
3.10%, 1/15/19		1,546	1,562,408
3.70%, 11/24/20		4,313	4,387,399
3.20%, 7/06/21		15,382	15,253,668
4.00%, 1/15/25		6,362	6,207,028
Synchrony Financial:
2.60%, 1/15/19		3,356	3,372,975
2.70%, 2/03/20		1,986	1,980,112
4.50%, 7/23/25		4,007	4,115,854

			116,742,527
Containers & Packaging — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 1/15/22	EUR	230	250,282

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
4.13%, 5/15/23	EUR	100	$110,002
6.75%, 5/15/24		275	309,020
Ball Corp., 4.38%, 12/15/23		400	465,071
Crown European Holdings SA:
4.00%, 7/15/22		147	170,261
3.38%, 5/15/25		159	169,096
ProGroup AG, 5.13%, 5/01/22		190	213,564
Sealed Air Corp., 4.50%, 9/15/23		142	162,556
Verallia Packaging SASU, 5.13%, 8/01/22		175	195,052

			2,044,904
Distributors — 0.0%
LKQ Italia Bondco SpA, 3.88%, 4/01/24		100	111,897
Diversified Consumer Services — 0.1%
Cognita Financing PLC, 7.75%, 8/15/21	GBP	100	130,645
Massachusetts Institute of Technology:
3.96%, 7/01/38	USD	1,385	1,451,851
3.89%, 7/01/99		1,585	1,356,067
University of Southern California, 3.03%, 10/01/39		5,336	4,739,318
Wesleyan University, 4.78%, 7/01/16		2,607	2,473,193

			10,151,074
Diversified Financial Services — 0.4%
Altice Financing SA, 5.25%, 2/15/23	EUR	242	270,027
Annington Finance No. 4 PLC, 1.37%, 1/10/23 (b)	GBP	1	782
AYC Finance Ltd., 0.50%, 5/02/19 (h)	USD	600	602,250
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43 (j)		5,540	6,187,958
BP Capital Markets PLC, 2.24%, 5/10/19		8,103	8,152,096
BPE Financiaciones SA, 2.00%, 2/03/20	EUR	4,000	4,206,994
CNH Industrial Finance Europe SA, 2.88%, 5/17/23		250	270,510
eircom Finance DAC, 4.50%, 5/31/22		100	110,267
Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.00%, 11/18/19	USD	250	247,925
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	425	544,724
Hanrui Overseas Investment Co. Ltd., 4.90%, 6/28/19	USD	200	194,371
HT Global IT Solutions Holdings Ltd., 7.00%, 7/14/21		600	620,220
Iceland Bondco PLC, 6.75%, 7/15/24	GBP	400	480,639
Jerrold Finco PLC, 6.25%, 9/15/21		100	126,309
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (f)	EUR	1,457	1,615,450
Santander Issuances SAU, 3.25%, 4/04/26		1,100	1,180,681
Shell International Finance BV:
4.13%, 5/11/35	USD	7,018	7,165,806
3.63%, 8/21/42		2,135	1,930,185
Titan Global Finance PLC, 3.50%, 6/17/21	EUR	100	109,423
Virgin Media Secured Finance PLC:
6.00%, 4/15/21	GBP	239	305,744
5.13%, 1/15/25		300	377,967
5.50%, 1/15/25		1,530	1,942,622
4.88%, 1/15/27		1,463	1,767,132
6.25%, 3/28/29		1,134	1,461,837
Woodside Finance Ltd., 3.65%, 3/05/25 (a)	USD	562	549,009

			40,420,928
Diversified Telecommunication Services — 0.6%
AT&T Inc.:
6.38%, 3/01/41		1,994	2,296,320
4.30%, 12/15/42		1,640	1,468,087
4.75%, 5/15/46		5,672	5,373,761

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	11

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	USD	1,071	$1,116,243
Cellnex Telecom SA, 2.38%, 1/16/24	EUR	100	104,117
OTE PLC, 3.50%, 7/09/20		200	214,636
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	709	677,095
6.00%, 9/30/34		595	550,375
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	885	1,189,018
Telecom Italia SpA:
4.50%, 1/25/21		100	117,904
3.25%, 1/16/23		940	1,042,492
3.63%, 1/19/24		700	784,459
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		100	111,581
6.75%, 8/15/24		200	233,184
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		100	109,739
UPC Holding BV, 6.75%, 3/15/23		100	114,476
Verizon Communications, Inc.:
5.05%, 3/15/34	USD	2,196	2,312,467
4.40%, 11/01/34		9,689	9,562,907
3.85%, 11/01/42		6,499	5,631,617
4.13%, 8/15/46		2,462	2,228,164
4.86%, 8/21/46		16,397	16,614,982
Wind Acquisition Finance SA:
4.00%, 7/15/20	EUR	300	321,597
7.00%, 4/23/21		100	109,501
7.38%, 4/23/21 (a)	USD	1,935	2,012,400
Ziggo Bond Finance BV, 4.63%, 1/15/25	EUR	255	274,131

			54,571,253
Electric Utilities — 0.7%
1MDB Energy Ltd., 5.99%, 5/11/22	USD	2,000	2,136,394
Baltimore Gas & Electric Co., 3.50%, 8/15/46		2,327	2,093,809
Chugoku Electric Power Co., Inc.:
0.00%, 3/23/18 (h)(i)	JPY	20,000	172,620
0.00%, 3/25/20 (h)(i)		10,000	86,995
Commonwealth Edison Co., 4.70%, 1/15/44	USD	2,910	3,205,455
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	100	110,213
Duke Energy Carolinas LLC:
4.25%, 12/15/41	USD	2,490	2,547,250
3.75%, 6/01/45		2,111	2,009,518
Duke Energy Corp.:
4.80%, 12/15/45		2,775	2,933,095
3.75%, 9/01/46		1,670	1,503,346
Duke Energy Florida LLC, 3.85%, 11/15/42		2,111	2,024,274
Emera U.S. Finance LP:
2.15%, 6/15/19 (a)		4,838	4,830,003
2.70%, 6/15/21 (a)		7,299	7,224,864
Exelon Corp.:
2.85%, 6/15/20		6,160	6,225,758
2.45%, 4/15/21		1,306	1,290,304
Florida Power & Light Co., 3.80%, 12/15/42		1,591	1,564,554
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (a)		1,657	1,706,710
Northern States Power Co., 3.60%, 5/15/46		7,877	7,456,754
Progress Energy, Inc., 4.88%, 12/01/19		810	869,843
Puget Sound Energy, Inc., 4.30%, 5/20/45		4,431	4,605,931
Southern California Edison Co., 1.25%, 11/01/17		1,306	1,306,165
SPIC 2016 U.S. Dollar Bond Co. Ltd.:
3.00%, 12/06/21		1,300	1,292,035
3.88%, 12/06/26		425	424,916
Tohoku Electric Power Co., Inc.:
0.00%, 12/03/18 (h)(i)	JPY	10,000	87,209

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
0.00%, 12/03/20 (h)(i)	JPY	110,000	$974,118
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)	USD	6,547	6,632,314
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	616	690,583

			66,005,030
Electrical Equipment — 0.0%
AE-Rotor Holding BV, 4.97%, 3/28/18	USD	35	34,995
Senvion Holding GmbH, 6.63%, 11/15/20	EUR	100	110,529
Trionista Holdco GmbH, 5.00%, 4/30/20		305	329,567

			475,091
Electronic Equipment, Instruments & Components — 0.0%
Foxconn Far East Ltd., 2.25%, 9/23/21	USD	1,250	1,207,439
TPK Holding Co. Ltd., 0.00%, 4/08/20 (h)(i)		500	462,500

			1,669,939
Energy Equipment & Services — 0.2%
Halliburton Co., 3.80%, 11/15/25		6,000	6,095,382
Nabors Industries, Inc., 5.50%, 1/15/23 (a)		2,547	2,652,064
Schlumberger Holdings Corp., 3.00%, 12/21/20 (a)		5,877	6,001,316
Transocean, Inc., 6.80%, 3/15/38		673	521,575

			15,270,337
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.:
3.30%, 2/15/21		2,758	2,789,414
3.45%, 9/15/21		2,787	2,823,058
3.50%, 1/31/23		783	785,369
5.00%, 2/15/24		785	845,181
4.40%, 2/15/26		541	552,822
Cromwell SPV Finance Property Ltd., 2.00%, 2/04/20 (h)	EUR	800	850,544
Crown Castle International Corp.:
3.40%, 2/15/21	USD	1,628	1,652,015
2.25%, 9/01/21		5,986	5,791,138
Simon Property Group LP, 4.25%, 10/01/44		2,545	2,511,218
Suntec Real Estate Investment Trust, 1.75%, 9/05/21 (h)	SGD	750	499,776

			19,100,535
Food & Staples Retailing — 0.2%
Casino Guichard Perrachon SA:
3.31%, 1/25/23	EUR	300	345,610
3.25%, 3/07/24		100	112,491
2.33%, 2/07/25		1,400	1,470,992
CVS Health Corp., 5.30%, 12/05/43	USD	1,855	2,101,873
Sysco Corp., 4.50%, 4/01/46		1,608	1,621,173
Tesco PLC:
5.00%, 3/24/23	GBP	256	340,193
6.00%, 12/14/29		100	134,345
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44	USD	9,857	10,131,113
4.65%, 6/01/46		267	270,944
Wal-Mart Stores, Inc., 4.00%, 4/11/43		2,020	2,029,237

			18,557,971
Food Products — 0.1%
Arcor SAIC, 6.00%, 7/06/23 (a)		802	836,085
CP Foods Holdings Ltd., 0.50%, 9/22/21 (h)		800	792,400
Kraft Heinz Foods Co., 6.88%, 1/26/39		1,260	1,583,005
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (a)		902	933,660
Minerva Luxembourg SA, 6.50%, 9/20/26 (a)		429	413,449
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	200	216,320

			4,774,919

12	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Gas Utilities — 0.0%
ENN Energy Holdings Ltd., 0.00%, 2/26/18 (h)(i)	USD	750	$757,125
Snam SpA, 0.88%, 10/25/26	EUR	290	291,532

			1,048,657
Health Care Equipment & Supplies — 0.4%
Becton Dickinson and Co.:
1.80%, 12/15/17	USD	1,183	1,185,690
2.68%, 12/15/19		4,549	4,615,465
4.69%, 12/15/44		703	728,269
Boston Scientific Corp., 2.65%, 10/01/18		3,738	3,778,995
Medtronic, Inc.:
2.50%, 3/15/20		3,561	3,600,851
3.63%, 3/15/24		8,093	8,421,997
4.63%, 3/15/44		3,245	3,485,646
4.63%, 3/15/45		3,768	4,074,794
Nipro Corp., 0.00%, 1/29/21 (h)(i)	JPY	10,000	92,941
St. Jude Medical, Inc.:
2.80%, 9/15/20	USD	2,980	2,996,715
3.88%, 9/15/25		952	959,103
Stryker Corp., 4.63%, 3/15/46		2,325	2,370,749

			36,311,215
Health Care Providers & Services — 0.9%
Aetna, Inc.:
2.40%, 6/15/21		8,985	8,944,316
3.20%, 6/15/26		7,860	7,775,654
4.50%, 5/15/42		2,824	2,864,152
4.13%, 11/15/42		1,329	1,267,890
4.75%, 3/15/44		1,703	1,791,530
AmerisourceBergen Corp., 1.15%, 5/15/17		5,031	5,029,164
Anthem, Inc.:
1.88%, 1/15/18		9,949	9,953,378
2.30%, 7/15/18		14,113	14,205,257
Baylor Scott & White Holdings, 4.19%, 11/15/45		1,525	1,487,901
Catholic Health Initiatives, 4.35%, 11/01/42		1,075	954,869
Cigna Corp., 3.25%, 4/15/25		7,074	6,889,694
Dignity Health, 5.27%, 11/01/64		1,081	1,054,545
Ephios Holdco II PLC, 8.25%, 7/01/23	EUR	800	915,809
Express Scripts Holding Co., 1.25%, 6/02/17	USD	4,006	3,991,102
IDH Finance PLC, 6.25%, 8/15/22	GBP	150	179,315
Laboratory Corp. of America Holdings, 2.63%, 2/01/20	USD	2,946	2,943,110
New York & Presbyterian Hospital, 3.56%, 8/01/36		1,321	1,263,744
Ochsner Clinic Foundation, 5.90%, 5/15/45		1,305	1,509,077
RWJ Barnabas Health, Inc., 3.95%, 7/01/46		3,190	2,938,124
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45		1,250	1,350,731
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	100	114,739
UnitedHealth Group, Inc.:
2.70%, 7/15/20	USD	1,721	1,746,892
4.63%, 7/15/35		689	751,037
4.20%, 1/15/47		3,410	3,449,205
Voyage Care Bondco PLC, 11.00%, 2/01/19	GBP	1,800	2,193,931

			85,565,166
Hotels, Restaurants & Leisure — 0.2%
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21	EUR	125	140,795
5.88%, 5/15/23		100	111,581
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		100	106,828
HIS Co. Ltd., 0.00%, 8/30/19 (h)(i)	JPY	70,000	619,294
International Game Technology PLC:
6.25%, 2/15/22 (a)	USD	200	214,500

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
4.75%, 2/15/23	EUR	100	$114,741
McDonald’s Corp.:
4.70%, 12/09/35	USD	853	902,402
4.60%, 5/26/45		1,081	1,116,196
4.88%, 12/09/45		1,005	1,076,429
NH Hotel Group SA, 3.75%, 10/01/23	EUR	100	108,529
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	800	1,000,714
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	400	437,360
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 9/30/22	GBP	1,280	1,567,265
Series A7, 5.27%, 3/30/24		822	958,150
Punch Taverns Finance PLC:
0.40%, 7/15/21 (b)		92	102,576
Series M3, 5.90%, 10/15/27 (a)(b)		885	1,036,155
Resorttrust, Inc., 0.00%, 12/01/21 (h)(i)	JPY	60,000	536,471
REXLot Holdings Ltd., 4.50%, 4/17/19 (d)(g)(h)	HKD	2,942	265,571
Snai SpA, 6.38%, 11/07/21	EUR	100	110,265
Studio City Co. Ltd.:
5.88%, 11/30/19	USD	381	391,001
7.25%, 11/30/21		600	621,000
Thomas Cook Group PLC, 6.25%, 6/15/22	EUR	150	166,251
Unique Pub Finance Co. PLC:
Series M, 7.40%, 3/28/24	GBP	1,150	1,470,896
Series A4, 5.66%, 6/30/27		3,095	4,007,822
Series N, 6.46%, 3/30/32		1,473	1,595,524
Vougeot Bidco PLC, 7.88%, 7/15/20		200	256,070

			19,034,386
Household Durables — 0.1%
Iida Group Holdings Co. Ltd., 0.00%, 6/18/20 (h)(i)	JPY	30,000	278,888
Newell Brands, Inc., 2.88%, 12/01/19	USD	6,986	7,110,546

			7,389,434
Household Products — 0.0%
Unicharm Corp., 0.00%, 9/25/20 (h)(i)	JPY	20,000	205,348
Independent Power and Renewable Electricity Producers — 0.0%
AES Panama SRL, 6.00%, 6/25/22 (a)	USD	527	545,445
China Yangtze Power International BVI 1 Ltd., 0.00%, 11/09/21 (h)(i)		1,600	1,598,000
Greenko Dutch BV, 8.00%, 8/01/19		200	211,100

			2,354,545
Industrial Conglomerates — 0.3%
Eaton Corp., 2.75%, 11/02/22		19,769	19,579,890
General Electric Co., 4.50%, 3/11/44		8,268	8,875,491
Guangxi Communications Investment Group Co. Ltd., 3.00%, 11/04/19		400	398,319
Roper Technologies, Inc., 2.80%, 12/15/21		3,867	3,865,152

			32,718,852
Insurance — 0.7%
Allstate Corp., 4.20%, 12/15/46		3,745	3,824,465
American International Group, Inc.:
3.75%, 7/10/25		2,831	2,849,271
3.90%, 4/01/26		7,099	7,223,815
3.88%, 1/15/35		2,099	1,971,662
4.50%, 7/16/44		2,823	2,783,690
Aon PLC, 4.75%, 5/15/45		4,012	4,055,261
Assicurazioni Generali SpA, 5.50%, 10/27/47 (b)	EUR	100	109,476
BNP Paribas Cardif SA, 4.03% (b)(k)		800	835,214
Credit Agricole Assurances SA:
4.25% (b)(k)		1,100	1,139,212
4.50% (b)(k)		100	103,686
Lincoln National Corp., 3.63%, 12/12/26	USD	4,727	4,715,996

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	13

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Insurance (continued)
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26	USD	672	$684,601
Metropolitan Life Global Funding I, 1.30%, 4/10/17 (a)		24,105	24,118,571
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	125	148,672
Prudential Financial, Inc., 4.60%, 5/15/44	USD	5,738	5,971,663
QBE Insurance Group Ltd., 5.88%, 6/17/46 (b)		450	452,096
Travelers Cos., Inc., 4.60%, 8/01/43		3,289	3,556,159
Union Life Insurance Co. Ltd., 3.00%, 9/19/21		1,900	1,799,703
XLIT Ltd., 2.30%, 12/15/18		3,195	3,216,039

			69,559,252
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 4.95%, 12/05/44		9,780	11,154,540
Ctrip.com International Ltd., 1.25%, 9/15/22 (a)(h)		400	385,000

			11,539,540
Internet Software & Services — 0.0%
United Group BV, 7.88%, 11/15/20	EUR	475	523,361
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.63%, 10/15/20	USD	495	512,458
Total System Services, Inc., 4.80%, 4/01/26		8,040	8,663,277
Transcosmos, Inc., 0.00%, 12/22/20 (h)(i)	JPY	40,000	348,663
Visa, Inc., 4.15%, 12/14/35	USD	1,919	2,009,160

			11,533,558
Leisure Products — 0.0%
Universal Entertainment Corp., 8.50% (6.00% Cash and 2.50% PIK), 8/24/20 (a)(f)		2,350	2,367,625
Machinery — 0.0%
CRRC Corp Ltd., 0.00%, 2/05/21 (h)(i)		1,250	1,268,750
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	180	180,004
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44	USD	598	610,100

			2,058,854
Media — 1.8%
21st Century Fox America, Inc.:
4.75%, 9/15/44		1,468	1,467,376
4.95%, 10/15/45		425	436,773
Altice Luxembourg SA, 7.25%, 5/15/22	EUR	150	168,773
Cablevision SA, 6.50%, 6/15/21 (a)	USD	661	671,741
CBS Corp., 2.30%, 8/15/19		4,291	4,305,263
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20		4,765	4,861,420
4.46%, 7/23/22		9,859	10,302,961
4.91%, 7/23/25		6,597	6,952,776
6.38%, 10/23/35		4,126	4,711,199
6.48%, 10/23/45		11,335	13,104,155
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		5,914	6,047,065
Comcast Corp.:
3.38%, 8/15/25		5,533	5,566,408
4.25%, 1/15/33		1,265	1,316,441
4.40%, 8/15/35		5,694	5,956,710
4.75%, 3/01/44		4,543	4,872,481
4.60%, 8/15/45		1,887	1,978,082
3.40%, 7/15/46		4,293	3,749,128
Discovery Communications LLC:
3.45%, 3/15/25		2,326	2,220,272
4.90%, 3/11/26		9,879	10,402,765
4.88%, 4/01/43		8,408	7,769,782

Corporate Bonds		Par (000)	Value
Media (continued)
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22	USD	2,564	$2,652,276
3.75%, 2/15/23		1,814	1,828,378
ITV PLC, 2.00%, 12/01/23	EUR	3,700	3,926,756
Kakao Corp., 0.00%, 5/11/21 (h)(i)	KRW	1,000,000	811,186
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	2,786	3,328,607
NBCUniversal Media LLC, 4.45%, 1/15/43	USD	3,047	3,113,629
SFR Group SA, 5.38%, 5/15/22	EUR	190	209,504
Time Warner Cable LLC:
5.00%, 2/01/20	USD	2,900	3,077,854
4.13%, 2/15/21		5,862	6,060,382
4.00%, 9/01/21		911	935,536
5.50%, 9/01/41		2,025	2,058,637
4.50%, 9/15/42		314	284,376
Time Warner, Inc.:
2.10%, 6/01/19		9,144	9,138,477
3.60%, 7/15/25		2,168	2,155,859
4.65%, 6/01/44		4,928	4,711,887
4.85%, 7/15/45		4,515	4,519,917
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.63%, 4/15/23	EUR	80	90,212
4.00%, 1/15/25		1,944	2,128,213
4.63%, 2/15/26		600	665,840
3.50%, 1/15/27		700	722,120
6.25%, 1/15/29		170	197,768
UPCB Finance IV Ltd., 4.00%, 1/15/27		200	210,004
Viacom, Inc.:
2.75%, 12/15/19	USD	3,111	3,106,934
4.50%, 3/01/21		3,389	3,541,488
2.25%, 2/04/22		6,013	5,650,681
3.45%, 10/04/26		2,166	2,001,815
4.38%, 3/15/43		4,350	3,465,014
5.25%, 4/01/44		2,338	2,126,974
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	1,300	1,598,963
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	425	463,036

			171,643,894
Metals & Mining — 0.2%
Anglo American Capital PLC:
1.50%, 4/01/20		100	105,121
3.50%, 3/28/22		100	111,917
3.25%, 4/03/23		100	109,765
APERAM, 0.63%, 7/08/21 (h)	USD	1,000	1,243,000
Barrick Gold Corp., 5.25%, 4/01/42		5,990	5,834,248
China Precious Metal Resources Holdings Co. Ltd., 7.25%, 2/04/18 (h)	HKD	4,588	504,440
Constellium NV, 7.88%, 4/01/21 (a)	USD	257	276,275
Newmont Mining Corp., 4.88%, 3/15/42		1,600	1,501,202
Nucor Corp., 5.20%, 8/01/43		1,640	1,850,658
Nyrstar NV, 5.00%, 7/11/22 (h)	EUR	100	113,708
Rio Tinto Finance USA PLC, 4.13%, 8/21/42 (j)	USD	3,660	3,594,834
Shougang Corp., 3.38%, 12/09/19		800	794,562
Steel Dynamics, Inc., 6.38%, 8/15/22		1,345	1,402,163
Vedanta Resources PLC:
6.00%, 1/31/19		775	776,938
8.25%, 6/07/21		970	1,009,285

			19,228,116
Multiline Retail — 0.1%
Enterprise Funding Ltd., 3.50%, 9/10/20 (h)	GBP	200	237,238
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34	USD	2,664	2,381,456
Marks & Spencer PLC, 3.00%, 12/08/23	GBP	750	940,998
New Look Secured Issuer PLC, 6.50%, 7/01/22		1,280	1,502,551

14	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Multiline Retail (continued)
Takashimaya Co. Ltd., 0.00%, 12/11/18 (h)(i)	JPY	30,000	$257,005

			5,319,248
Multi-Utilities — 0.2%
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44	USD	1,838	1,996,759
Consumers Energy Co., 3.95%, 5/15/43		1,730	1,701,415
DTE Electric Co., 3.95%, 6/15/42		2,111	2,097,281
DTE Energy Co.:
2.40%, 12/01/19		1,502	1,509,408
3.50%, 6/01/24		5,649	5,693,141
Pacific Gas & Electric Co.:
4.75%, 2/15/44		2,305	2,529,454
4.30%, 3/15/45		1,509	1,543,333
Virginia Electric & Power Co.:
4.45%, 2/15/44		1,674	1,757,476
4.20%, 5/15/45		2,462	2,505,279

			21,333,546
Oil, Gas & Consumable Fuels — 1.6%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		2,217	2,870,166
4.50%, 7/15/44		2,215	2,081,105
Apache Corp., 4.25%, 1/15/44		10,180	10,035,678
Berau Capital Resources Pte. Ltd., 12.50%, 7/08/15 (d)(g)		1,800	450,000
CONSOL Energy, Inc., 5.88%, 4/15/22		2,440	2,391,200
Continental Resources, Inc.:
3.80%, 6/01/24		2,254	2,079,315
4.90%, 6/01/44		2,585	2,210,175
DEA Finance SA, 7.50%, 10/15/22	EUR	225	252,953
Devon Energy Corp., 5.60%, 7/15/41	USD	9,016	9,286,444
Energy Transfer Partners LP:
5.15%, 3/15/45		6,035	5,788,048
6.13%, 12/15/45		7,985	8,495,553
Enterprise Products Operating LLC:
4.45%, 2/15/43		4,014	3,804,541
5.10%, 2/15/45		1,248	1,316,202
4.90%, 5/15/46		1,992	2,044,790
EOG Resources, Inc.:
4.15%, 1/15/26		2,601	2,721,933
3.90%, 4/01/35		1,670	1,581,542
Exxon Mobil Corp.:
1.82%, 3/15/19		7,393	7,405,132
4.11%, 3/01/46		4,075	4,173,917
GNL Quintero SA:
4.63%, 7/31/29 (a)		482	474,770
4.63%, 7/31/29		290	285,650
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		12,179	12,364,608
3.95%, 9/01/22		2,176	2,234,110
5.63%, 9/01/41		850	853,724
4.70%, 11/01/42		3,488	3,249,742
Kinder Morgan, Inc.:
3.05%, 12/01/19		1,411	1,431,256
5.55%, 6/01/45		2,255	2,371,748
5.05%, 2/15/46		3,690	3,652,749
Marathon Petroleum Corp., 4.75%, 9/15/44		1,852	1,641,811
Noble Energy, Inc., 5.05%, 11/15/44		2,626	2,633,741
Petro-Canada, 6.80%, 5/15/38 (l)		2,780	3,605,026
Phillips 66, 4.88%, 11/15/44		1,973	2,083,616
Pioneer Natural Resources Co., 4.45%, 1/15/26		1,600	1,695,301
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25		3,700	3,822,592
Reliance Industries Ltd., 5.88% (k)		819	808,763

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21	USD	4,890	$5,232,300
5.63%, 4/15/23		1,053	1,118,813
Spectra Energy Partners LP, 3.38%, 10/15/26		2,258	2,159,718
Suncor Energy, Inc., 6.85%, 6/01/39		3,150	4,175,854
Sunoco Logistics Partners Operations LP:
3.90%, 7/15/26		1,019	986,330
5.35%, 5/15/45		1,620	1,564,368
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		2,030	2,033,187
2.50%, 8/01/22		2,481	2,422,756
4.63%, 3/01/34		4,744	5,002,510
Tullow Oil Jersey Ltd., 6.63%, 7/12/21 (h)		600	793,500
Tullow Oil PLC:
6.00%, 11/01/20 (a)		200	190,500
6.25%, 4/15/22		800	744,000
Valero Energy Corp., 3.65%, 3/15/25		5,688	5,641,404
Williams Partners LP, 4.00%, 9/15/25		8,350	8,256,305

			152,519,446
Paper & Forest Products — 0.1%
Fibria Overseas Finance Ltd., 5.25%, 5/12/24		333	334,665
Georgia-Pacific LLC, 7.38%, 12/01/25		3,288	4,130,977
Norske Skog AS, 11.75%, 12/15/19	EUR	100	95,791
Sappi Papier Holding GmbH, 4.00%, 4/01/23		100	111,055
Stora Enso OYJ, 2.13%, 6/16/23		100	106,564
Suzano Austria GmbH, 5.75%, 7/14/26 (a)	USD	661	637,039
Suzano Trading Ltd., 5.88%, 1/23/21 (a)		995	1,028,034

			6,444,125
Pharmaceuticals — 1.3%
Actavis Funding SCS:
2.35%, 3/12/18		9,237	9,290,399
3.00%, 3/12/20		21,662	21,962,300
3.80%, 3/15/25		22,467	22,493,466
4.75%, 3/15/45		11,100	10,897,247
AstraZeneca PLC, 4.38%, 11/16/45		1,503	1,508,642
Bristol-Myers Squibb Co., 4.50%, 3/01/44		7,333	7,952,705
Eli Lilly & Co., 3.70%, 3/01/45		1,793	1,700,876
Mylan NV:
3.13%, 11/22/28	EUR	2,500	2,674,596
5.25%, 6/15/46 (a)	USD	7,269	6,704,148
Mylan, Inc., 3.13%, 1/15/23 (a)		2,334	2,203,798
Novartis Capital Corp.:
4.40%, 5/06/44		3,218	3,470,420
4.00%, 11/20/45		8,057	8,131,012
Pfizer, Inc.:
4.30%, 6/15/43		2,474	2,561,040
4.40%, 5/15/44		1,945	2,054,418
4.13%, 12/15/46		11,190	11,383,162
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		1,237	1,252,891
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23		6,877	6,509,706
United Laboratories International Holdings Ltd., 4.50%, 12/05/21 (h)		400	427,500
Valeant Pharmaceuticals International, Inc., 4.50%, 5/15/23	EUR	165	125,107

			123,303,433
Real Estate Management & Development — 0.1%
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (f)	GBP	304	437,927
Aroundtown Property Holdings PLC, 3.00%, 5/05/20 (h)	EUR	2,600	3,508,705
ATF Netherlands BV, 2.13%, 3/13/23		2,500	2,618,602

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	15

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
Bestgain Real Estate Lyra Ltd., 3.95%, 12/23/19	USD	800	$807,937
China Evergrande Group, 8.75%, 10/30/18		200	203,500
China Overseas Finance Investment Cayman V Ltd., 0.00%, 1/05/23 (h)(i)		1,400	1,398,250
Fantasia Holdings Group Co. Ltd., 7.38%, 10/04/21		600	598,595
FUXIANG Investment Management Ltd., 3.63%, 11/30/19		750	750,764
Kaisa Group Holdings Ltd., 6.56% (6.56% Cash or 6.56% PIK), 6/30/20 (f)		584	537,659
Shui On Development Holding Ltd.:
7.50% (b)(h)(k)		500	495,000
6.88%, 2/26/17	CNH	2,900	411,723
Theta Capital Pte Ltd., 7.00%, 4/11/22		850	871,021

			12,639,683
Road & Rail — 0.3%
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	150	157,977
Burlington Northern Santa Fe LLC:
4.15%, 4/01/45	USD	1,419	1,439,016
4.70%, 9/01/45		1,265	1,384,560
CSX Corp., 4.25%, 11/01/66		3,523	3,215,033
EC Finance PLC, 5.13%, 7/15/21	EUR	300	328,823
Hertz Holdings Netherlands BV, 4.13%, 10/15/21		100	106,318
Norfolk Southern Corp.:
4.45%, 6/15/45	USD	2,169	2,248,138
6.00%, 5/23/99		3,267	3,821,815
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (a)		7,682	7,349,930
Union Pacific Corp.:
3.38%, 2/01/35		1,864	1,762,865
4.05%, 11/15/45		379	381,443
3.88%, 2/01/55		4,114	3,778,878
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		3,124	3,081,757

			29,056,553
Semiconductors & Semiconductor Equipment — 0.4%
Advanced Semiconductor Engineering, Inc., 0.00%, 3/27/18 (h)(i)		1,000	941,750
Analog Devices, Inc.:
3.90%, 12/15/25		680	696,786
5.30%, 12/15/45		694	763,147
Global A&T Electronics Ltd., 10.00%, 2/01/19		905	687,800
Intel Corp., 4.10%, 5/19/46		10,210	10,119,917
Lam Research Corp., 2.80%, 6/15/21		3,933	3,911,817
Neo Solar Power Corp., 0.00%, 10/27/19 (h)(i)		500	494,375
QUALCOMM, Inc., 4.80%, 5/20/45		15,470	16,531,691

			34,147,283
Software — 0.6%
Microsoft Corp.:
3.50%, 2/12/35		5,373	5,171,942
3.75%, 2/12/45		2,308	2,164,329
4.45%, 11/03/45		3,038	3,236,743
3.70%, 8/08/46		25,464	23,973,465
Oracle Corp.:
3.25%, 5/15/30		6,354	6,191,979
4.00%, 7/15/46		12,137	11,608,992
4.38%, 5/15/55		2,451	2,437,814
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 2/01/23	EUR	100	97,402

			54,882,666
Specialty Retail — 0.1%
Baoxin Auto Finance I Ltd., 8.75% (b)(k)	USD	400	402,246

Corporate Bonds		Par (000)	Value
Specialty Retail (continued)
Groupe Fnac SA, 3.25%, 9/30/23	EUR	100	$108,160
Home Depot, Inc.:
5.40%, 9/15/40	USD	1,262	1,503,848
4.40%, 3/15/45		1,162	1,238,339
Lion/Seneca France 2, 7.88%, 4/15/19	EUR	190	196,004
Lowe’s Cos., Inc.:
4.25%, 9/15/44	USD	2,007	2,035,544
4.38%, 9/15/45		644	663,444
Mobilux Finance SAS, 5.50%, 11/15/24	EUR	100	110,415
QVC, Inc.:
3.13%, 4/01/19	USD	1,999	2,019,800
5.13%, 7/02/22		3,332	3,449,216
THOM Europe SAS, 7.38%, 7/15/19	EUR	100	111,055

			11,838,071
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc.:
3.45%, 2/09/45	USD	1,934	1,707,041
4.65%, 2/23/46		16,929	18,280,764
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, 7/15/46 (a)		6,760	8,323,507
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)		7,345	7,416,033
3.85%, 10/15/20 (a)		6,500	6,612,541
HP, Inc., 3.75%, 12/01/20		728	753,760

			43,093,646
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 5/01/23	EUR	125	141,775
Tobacco — 0.4%
Altria Group, Inc.:
2.63%, 1/14/20	USD	3,443	3,482,236
4.25%, 8/09/42		1,312	1,291,165
5.38%, 1/31/44		4,771	5,511,087
3.88%, 9/16/46		5,320	4,909,791
Philip Morris International, Inc.:
1.13%, 8/21/17		6,573	6,567,196
4.13%, 3/04/43		2,099	2,031,173
4.88%, 11/15/43		3,354	3,607,656
4.25%, 11/10/44		5,340	5,272,769
Reynolds American, Inc.:
2.30%, 6/12/18		2,460	2,475,594
3.25%, 6/12/20		1,044	1,069,749

			36,218,416
Trading Companies & Distributors — 0.2%
Air Lease Corp., 3.00%, 9/15/23		14,602	13,950,546
GATX Corp., 2.60%, 3/30/20		2,962	2,925,476
Iwatani Corp., 0.00%, 10/22/20 (h)(i)	JPY	100,000	893,690
Loxam SAS, 3.50%, 5/03/23	EUR	100	104,507
Noble Group Ltd., 3.63%, 3/20/18	USD	207	192,510
Rexel SA, 3.50%, 6/15/23	EUR	218	239,690

			18,306,419
Transportation Infrastructure — 0.0%
Autostrade per l’Italia SpA, 1.75%, 6/26/26		340	368,574
Silk Bidco AS, 7.50%, 2/01/22		200	222,594
Swissport Investments SA, 6.75%, 12/15/21		147	168,172

			759,340
Wireless Telecommunication Services — 0.3%
Digicel Ltd., 6.00%, 4/15/21 (a)	USD	1,061	959,643
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	460	499,425
Orange SA, 5.50%, 2/06/44	USD	2,305	2,647,532
Rogers Communications, Inc., 5.00%, 3/15/44		775	829,018

16	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (a)	USD	18,905	$18,940,352
Vodafone Group PLC, 4.38%, 2/19/43		6,470	5,724,669

			29,600,639
Total Corporate Bonds — 24.5%			2,335,601,876

Floating Rate Loan Interests (b)		Par (000)	Value
Airlines — 0.1%
Gol Luxco SA, Term Loan, 6.50% 8/31/20		7,462	7,620,567
Chemicals — 0.0%
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Euro Term Loan, 3.00% 2/01/20	EUR	1,000	1,062,191
MacDermid European Holdings BV (MacDermid Funding LLC), Euro Tranche C-4 Term Loan, 3.25% 6/07/20		1,796	1,903,421

			2,965,612
Containers & Packaging — 0.0%
Constantia Lux Parent SA (FKA Constantinople Lux I Sàrl):
Facility B1A (EUR), 4.00% 4/30/22		1,735	1,847,361
Facility B2A (EUR), 4.00% 4/30/22		259	275,775

			2,123,136
Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75% 6/30/19	USD	12,002	11,588,598
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00% 1/15/20		8,090	8,195,170

			19,783,768
Electronic Equipment, Instruments & Components — 0.0%
Lully Finance S.à r.l. (Lully Finance LLC), Initial Term B-2 Loan (Second Lien), 9.25% 10/16/23	EUR	180	190,071
Equity Real Estate Investment Trusts (REITs) — 0.0%
Equinix, Inc., Term Loan B (EUR), 3.25% 12/07/23		1,000	1,058,791
Food Products — 0.0%
Keurig Green Mountain, Inc., Term B EUR Loan, 5.00% 3/03/23		524	560,357
Health Care Providers & Services — 0.0%
Desarrollos Empresariales Piera S.L., Second Lien Facility, 8.25% 11/28/22		500	526,853
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00% 10/11/20	USD	5,611	5,657,071
IT Services — 0.1%
First Data Corp., 2021C New Dollar Term Loan, 3.76% 3/24/21		4,394	4,443,778
Media — 0.1%
SFR Group SA (Ypso France SAS), EUR TLB-10 Loan, 3.75% 1/14/25	EUR	1,000	1,057,717
Springer SBM Two GmbH:
Initial Term B8 Loan, 4.75% 8/14/20		1,531	1,613,424
Term Loan, 9.00% 8/16/21		344	361,850
Technicolor S.A. (fka Thomson), Term Loan B, 3.50% 12/01/22		2,400	2,528,163
UPC Financing Partnership, Term Loan AO, 3.00% 1/15/26		1,250	1,319,515

			6,880,669

Floating Rate Loan Interests (b)		Par (000)	Value
Road & Rail — 0.0%
Car Rentals Subsidiary, S.L.U. (AKA Goldcar), Facility B, 6.00% 6/18/20	EUR	2,080	$2,200,467
Software — 0.0%
Veritas U.S., Inc., Initial Euro Term B-1 Loan, 6.63% 1/27/23		1,281	1,215,240
Specialty Retail — 0.0%
Intervias Finco Ltd. (FKA Optima Sub-Finco Ltd.):
Term Facility B2 (EUR), 5.00%1/30/23		768	801,995
Term Loan C2, 5.00% 1/30/23		2,750	2,869,468

			3,671,463
Trading Companies & Distributors — 0.0%
Azelis Finance SA (Azelis U.S. Holding, Inc.), Euro Term Loan (Second Lien), 9.50% 12/18/23		720	756,016
Total Floating Rate Loan Interests — 0.6%			59,653,859

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.1%
Petrobras Argentina SA, 7.38%, 7/21/23 (a)	USD	1,527	1,488,825
YPF SA:
8.88%, 12/19/18 (a)		1,928	2,097,182
8.50%, 3/23/21		557	597,438
8.50%, 3/23/21 (a)		336	360,394
8.75%, 4/04/24 (a)		840	870,660
8.50%, 7/28/25 (a)		1,850	1,875,900
8.50%, 7/28/25		174	176,436

			7,466,835
Brazil — 0.4%
Petrobras Global Finance BV:
3.00%, 1/15/19		3,801	3,704,835
3.02%, 1/15/19 (b)		2,757	2,707,319
7.88%, 3/15/19		5,669	6,076,261
5.75%, 1/20/20		7,883	7,981,537
4.88%, 3/17/20		2,074	2,050,564
5.38%, 1/27/21		8,203	8,022,534
8.38%, 5/23/21		5,094	5,488,785
4.75%, 1/14/25	EUR	1,100	1,127,499
8.75%, 5/23/26	USD	336	362,460
6.25%, 12/14/26	GBP	1,117	1,279,961
5.38%, 10/01/29		185	187,412
6.63%, 1/16/34		230	245,800

			39,234,967
British Virgin Islands — 0.0%
Bluestar Finance Holdings Ltd.:
3.13%, 9/30/19	USD	900	899,632
3.50%, 9/30/21		900	886,160

			1,785,792
China — 0.0%
Huarong Finance II Co. Ltd., 3.63%, 11/22/21		600	593,505
Jinan West City Investment & Development Group Co. Ltd., 3.13%, 10/11/21		650	623,265
Tewoo Group Finance No. 2 Ltd., 4.50%, 12/16/19		500	493,770

			1,710,540
France — 0.1%
Areva SA, 4.88%, 9/23/24	EUR	3,150	3,415,335

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	17

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Foreign Agency Obligations		Par (000)	Value
Hong Kong — 0.0%
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21	USD	600	$575,463
India — 0.0%
Greenko Investment Co., 4.88%, 8/16/23		550	517,760
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 7/27/26		342	325,282

			843,042
Indonesia — 0.1%
Pelabuhan Indonesia II PT, 5.38%, 5/05/45		350	311,063
Pertamina Persero PT:
5.63%, 5/20/43		2,304	2,119,862
6.45%, 5/30/44		1,890	1,913,343

			4,344,268
Mexico — 0.1%
Petroleos Mexicanos:
4.63%, 9/21/23 (a)		526	511,693
6.50%, 3/13/27 (a)		11,413	11,772,509

			12,284,202
Mongolia — 0.0%
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		900	860,281
Norway — 0.0%
Eksportfinans ASA, 5.50%, 6/26/17		275	278,891
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (a)		1,106	1,146,093
Russia — 0.0%
Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (a)		828	851,987
United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC:
3.63%, 1/12/23		1,000	995,000
4.38%, 6/22/26		300	301,536

			1,296,536
Total Foreign Agency Obligations — 0.8%			76,094,232

Foreign Government Obligations		Par (000)	Value
Argentina — 0.5%
Republic of Argentina:
6.25%, 4/22/19 (a)		27,491	29,346,643
6.88%, 4/22/21		766	815,790
3.88%, 1/15/22	EUR	5,004	5,040,978
7.50%, 4/22/26	USD	2,287	2,401,350
7.82%, 12/31/33	EUR	2,251	2,304,024
7.82%, 12/31/33		2,448	2,472,962
7.63%, 4/22/46 (a)	USD	1,677	1,677,000

			44,058,747
Brazil — 0.1%
Brazil Notas do Tesouro Nacional Inflation Linked Bonds, Series B, 6.00%, 5/15/21	BRL	9,000	8,208,661
Federative Republic of Brazil:
2.88%, 4/01/21	EUR	4,500	4,825,759
5.00%, 1/27/45	USD	1,035	839,592

			13,874,012

Foreign Government Obligations		Par (000)	Value
China — 0.0%
People’s Republic of China, 3.30%, 7/04/23	CNH	3,500	$483,405
Colombia — 0.2%
Republic of Colombia, 4.00%, 2/26/24	USD	22,810	23,038,100
Germany — 0.3%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	28,683	33,916,635
Greece — 0.0%
Hellenic Republic:
4.75%, 4/17/19		585	580,899
3.00%, 2/24/24 (c)		1,805	1,512,447

			2,093,346
Hungary — 0.1%
Republic of Hungary, 5.38%, 3/25/24	USD	8,660	9,439,400
Indonesia — 0.4%
Republic of Indonesia:
8.25%, 7/15/21	IDR	56,918,000	4,328,261
3.70%, 1/08/22	USD	575	576,292
7.00%, 5/15/22	IDR	252,697,000	18,187,826
3.38%, 4/15/23 (a)	USD	4,060	3,960,445
5.38%, 10/17/23 (a)		1,480	1,602,933
5.88%, 1/15/24 (a)		7,210	7,954,822
3.38%, 7/30/25	EUR	650	700,618
4.35%, 1/08/27	USD	1,000	1,002,122
5.25%, 1/08/47		1,000	997,122

			39,310,441
Japan — 0.2%
Government of Japan (10 Year), 0.10%, 9/20/26	JPY	1,940,000	16,695,038
Mexico — 0.8%
United Mexican States:
4.75%, 6/14/18		1,119	5,241,775
4.00%, 10/02/23	USD	66,695	66,855,068
5.75%, 10/12/10		1,210	1,116,225
United Mexican States Inflation Linked Bonds, 3.50%, 12/14/17	MXN	7,417	2,041,805

			75,254,873
Mongolia — 0.0%
Mongolian People’s Republic:
7.50%, 6/30/18	CNH	2,000	263,561
5.13%, 12/05/22	USD	2,100	1,790,300

			2,053,861
Panama — 0.1%
Republic of Panama, 3.75%, 3/16/25		8,640	8,575,200
Peru — 0.1%
Republic of Peru, 7.35%, 7/21/25		6,920	8,885,280
Portugal — 0.0%
Republic of Portugal, 5.13%, 10/15/24		875	846,563
South Africa — 0.1%
Republic of South Africa, 4.88%, 4/14/26		5,820	5,790,900

18	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Foreign Government Obligations		Par (000)	Value
Sri Lanka — 0.1%
Republic of Sri Lanka:
6.00%, 1/14/19	USD	200	$205,621
6.25%, 10/04/20		906	928,657
6.25%, 7/27/21		443	449,558
5.75%, 1/18/22		600	590,860
6.13%, 6/03/25		900	846,717
6.85%, 11/03/25		1,300	1,276,642
6.83%, 7/18/26		1,400	1,377,026

			5,675,081
Turkey — 0.2%
Republic of Turkey:
6.75%, 4/03/18		7,992	8,340,052
7.00%, 3/11/19		6,158	6,542,875
7.50%, 11/07/19		4,475	4,866,563
5.63%, 3/30/21		2,316	2,374,826

			22,124,316
Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27		8,100	8,120,655
Total Foreign Government Obligations — 3.3%			320,235,853

Investment Companies — 0.1%		Shares	Value
Vanguard REIT ETF		101,490	8,375,970

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.3%
Ajax Mortgage Loan Trust:
Series 2015-C, Class A, 3.88%, 3/25/57 (a)(c)	USD	8,938	8,735,143
Series 2016-A, Class A, 4.25%, 8/25/64 (a)(c)		4,408	4,409,700
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, 1.48%, 10/25/46 (b)		1,273	1,009,770
Series 2006-4, Class 1A12, 0.97%, 10/25/46 (b)		3,717	2,465,655
Series 2006-5, Class A1, 1.49%, 11/25/46 (b)		4,335	2,242,976
Series 2007-1, Class A1, 1.27%, 2/25/47 (b)		1,047	613,017
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 3.50%, 7/25/46 (a)(c)		3,020	3,001,605
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45 (a)(c)		916	921,575
APS Resecuritization Trust:
Series 2016-3, Class 3A, 1.57%, 9/27/46 (a)(b)		9,180	9,179,776
Series 2016-3, Class 4A, 1.99%, 4/27/47 (a)(b)		2,696	2,696,384
Banc of America Funding Trust, Series 2016-R2, Class 1A1, 4.70%, 12/01/33 (a)(b)		1,880	1,876,475
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 3.02%, 9/25/47 (b)		4,495	3,145,796
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35 (c)		389	339,486
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, 0.76%, 3/25/37 (b)		670	549,822

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2007-AR3, Class 1A1, 0.73%, 3/25/37 (b)	USD	980	$807,665
Series 2007-AR4, Class 1A1, 0.79%, 9/25/47 (b)		3,847	3,300,381
Series 2007-AR4, Class 2A1, 0.80%, 6/25/37 (b)		1,094	899,985
Berica 8 Residential MBS Srl, Series 8, Class A, 0.00%, 3/31/48 (b)	EUR	237	247,397
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 7.32%, 12/25/35 (a)(b)(m)	USD	7	6,464
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		43	43,941
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		1	1,551
COLT LLC, Series 2015-1, Class A1V, 3.59%, 12/26/45 (a)(b)		1,558	1,545,825
Countrywide Alternative Loan Trust:
Series 2005-56, Class 4A1, 0.89%, 11/25/35 (b)		2,823	2,313,921
Series 2005-72, Class A3, 0.88%, 1/25/36 (b)		1,113	952,581
Series 2005-76, Class 2A1, 1.57%, 2/25/36 (b)		1,329	1,171,733
Series 2006-15CB, Class A1, 6.50%, 6/25/36		599	429,790
Series 2006-23CB, Class 2A5, 1.16%, 8/25/36 (b)		8,481	2,766,243
Series 2006-OA14, Class 1A1, 2.30%, 11/25/46 (b)		5,502	4,469,400
Series 2006-OA21, Class A1, 0.93%, 3/20/47 (b)		14,073	9,696,445
Series 2006-OA6, Class 1A2, 0.97%, 7/25/46 (b)		5,058	4,225,001
Series 2006-OA8, Class 1A1, 0.95%, 7/25/46 (b)		802	659,793
Series 2007-OA2, Class 1A1, 1.38%, 3/25/47 (b)		10,096	6,211,445
Series 2007-OA3, Class 1A1, 0.90%, 4/25/47 (b)		1,642	1,349,019
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 1.30%, 2/25/35 (b)		508	477,538
Series 2006-OA4, Class A1, 1.53%, 4/25/46 (b)		1,768	848,839
Credit Suisse Commercial Mortgage Trust:
Series 2014-4R, Class 16A3, 0.73%, 2/27/36 (a)(b)		830	674,905
Series 2014-9R, Class 9A1, 1.28%, 8/27/36 (a)(b)		1,993	1,540,272
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 3.06%, 1/27/36 (a)(b)		3,876	3,856,777
Series 2011-5R, Class 3A1, 3.37%, 9/27/47 (a)(b)		2,235	2,182,794
Series 2013-5R, Class 1A6, 0.78%, 2/27/36 (a)(b)		1,755	1,404,000
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		3,069	3,052,263
Series 2015-6R, Class 5A1, 0.71%, 3/27/36 (a)(b)		1,338	1,254,924
Series 2015-6R, Class 5A2, 0.71%, 3/27/36 (a)(b)		2,721	1,325,551
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 7/25/46 (a)		4,894	4,893,504
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2007-OA4, Class 1A1B, 0.89%, 8/25/47 (b)		980	836,310

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	19

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2007-RMP1, Class A2, 0.74%, 12/25/36 (b)	USD	3,438	$2,786,092
Deutsche ALT-A Securities, Inc., Series 2007-RS1, Class A2, 1.26%, 1/27/37 (a)(b)		640	1,257,106
Deutsche Alt-B Securities Mortgage Loan Trust:
Series 2006-AB3, Class A3, 6.51%, 7/25/36 (b)		906	746,745
Series 2006-AB3, Class A8, 6.36%, 7/25/36 (b)		578	476,204
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.54%, 3/25/36 (b)		1,258	1,046,577
GSMPS Mortgage Loan Trust:
Series 2005-RP1, Class 1AF, 0.94%, 1/25/35 (a)(b)		2,034	1,752,854
Series 2005-RP2, Class 1AF, 0.94%, 3/25/35 (a)(b)		2,583	2,283,866
Series 2006-RP1, Class 1AF1, 0.94%, 1/25/36 (a)(b)		1,929	1,610,624
HomeBanc Mortgage Trust, Series 2005-4, Class A1, 1.03%, 10/25/35 (b)		6,421	6,172,014
Impac CMB Trust, Series 2005-7, Class A1, 1.28%, 11/25/35 (b)		4,781	3,886,608
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.56%, 11/25/34 (b)		369	362,736
JPMorgan Alternative Loan Trust:
Series 2007-A1, Class 1A4, 0.80%, 3/25/37 (b)		2,692	1,946,987
Series 2007-A2, Class 2A1, 3.18%, 5/25/37 (b)		655	544,309
JPMorgan Resecuritization Trust, Series 2015-3, Class 1A7, 0.65%, 6/26/37 (a)(b)		1,948	1,814,923
Lehman XS Trust, Series 2007-20N, Class A1, 1.91%, 12/25/37 (b)		1,649	1,251,256
LSTAR Securities Investment Ltd., Series 2016-3, Class A, 2.53%, 9/01/21 (a)(b)		15,682	15,490,454
LSTAR Securities Investment Trust:
Series 2016-5, Class A1, 3.97%, 11/01/21 (a)(b)		11,641	11,511,671
Series 2015-3, Class A, 2.62%, 3/01/20 (a)(b)		5,701	5,686,343
Series 2015-8, Class A1, 2.53%, 8/01/20 (a)(b)		1,541	1,529,317
Series 2015-10, Class A1, 2.77%, 11/01/20 (a)(b)		1,301	1,291,413
Series 2015-10, Class A2, 4.27%, 11/01/20 (a)(b)		680	674,900
Series 2016-2, Class A, 2.53%, 3/01/21 (a)(b)		12,684	12,467,258
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.97%, 8/25/37 (a)(b)		2,145	1,462,122
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.28%, 5/25/36 (b)		3,467	3,181,270
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3B1, 1.27%, 6/26/47 (a)(b)		1,076	980,924
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 0.96%, 4/16/36 (a)(b)		11,221	9,289,708
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A4, 6.63%, 5/25/36 (c)		709	311,644
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 1.05%, 11/26/35 (a)(b)		1,700	1,525,962
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, 1.06%, 1/15/39 (b)		410	376,419

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
RALI Trust:
Series 2007-QH1, Class A1, 0.92%, 2/25/37 (b)	USD	1,486	$1,219,840
Series 2007-QH6, Class A1, 0.95%, 7/25/37 (b)		2,180	1,864,850
Series 2007-QH9, Class A1, 1.85%, 11/25/37 (b)		1,377	944,134
RBSSP Resecuritization Trust, Series 2013-2, Class 1A2, 0.73%, 12/26/36 (a)(b)		1,090	1,017,612
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, 0.93%, 6/25/35 (a)(b)		882	780,768
Series 2005-R3, Class AF, 0.98%, 9/25/35 (a)(b)		289	249,176
Stanwich Mortgage Loan Co. LLC, Series 2016-NPL2, Class NOTE, 3.72%, 8/16/46 (a)(c)		4,377	4,355,267
Structured Asset Mortgage Investments II Trust:
Series 2006-AR4, Class 3A1, 0.78%, 6/25/36 (b)		2,311	1,835,381
Series 2006-AR5, Class 2A1, 0.80%, 5/25/46 (b)		863	646,748
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36 (a)		1,759	1,528,842
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, 5.75%, 6/25/47 (b)		1,514	1,366,970
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.50%, 5/25/36 (c)		2,349	1,733,507
Wedgewood Real Estate Trust, Series 2016-1, Class A1, 3.45%, 7/15/46 (a)(b)		19	18,746

			215,913,584
Commercial Mortgage-Backed Securities — 3.8%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class A4, 5.45%, 1/15/49		97	96,975
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		700	699,032
Series 2007-3, Class A1A, 5.55%, 6/10/49 (b)		1,202	1,210,578
Series 2007-3, Class A4, 5.55%, 6/10/49 (b)		1,163	1,169,451
Series 2007-3, Class AJ, 5.55%, 6/10/49 (b)		1,765	1,788,450
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		2,030	2,067,461
Series 2008-1, Class A4, 6.24%, 2/10/51 (b)		316	323,924
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class A, 1.75%, 9/15/26 (a)(b)		1,204	1,204,514
Series 2013-DSNY, Class E, 3.30%, 9/15/26 (a)(b)		100	99,828
Series 2013-DSNY, Class F, 4.20%, 9/15/26 (a)(b)		2,303	2,293,468
Series 2015-200P, Class F, 3.60%, 4/14/33 (a)(b)		2,071	1,886,300
Series 2016-ISQ, Class E, 3.61%, 8/14/34 (a)(b)		6,140	5,232,508
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.73%, 7/10/43		1,088	1,089,059
Barclays Commercial Mortgage Trust:
Series 2015-SLP, Class D, 3.90%, 2/15/28 (a)(b)		1,410	1,384,372

20	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (a)	USD	2,730	$2,761,433
Bayview Commercial Asset Trust: Series 2005-2A, Class A1, 1.07%, 8/25/35 (a)(b)		2,066	1,802,406
Series 2006-1A, Class A2, 1.12%, 4/25/36 (a)(b)		570	495,322
Series 2006-3A, Class A2, 1.06%, 10/25/36 (a)(b)		669	553,542
Series 2007-2A, Class A1, 1.03%, 7/25/37 (a)(b)		1,843	1,579,805
Series 2007-4A, Class A1, 1.21%, 9/25/37 (a)(b)		8,268	6,920,369
Series 2007-5A, Class A3, 1.76%, 10/25/37 (a)(b)		593	553,718
Series 2008-4, Class A3, 3.51%, 7/25/38 (a)(b)		1,103	1,133,947
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36 (a)(b)		790	765,966
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		2,665	2,668,468
Series 2007-PW16, Class AM, 5.71%, 6/11/40 (b)		3,071	3,111,186
Series 2007-PW17, Class AMFL, 1.37%, 6/11/50 (a)(b)		775	762,596
Series 2007-PW18, Class A1A, 5.60%, 6/11/50		153	157,187
Series 2007-PW18, Class AM, 6.08%, 6/11/50 (b)		2,720	2,805,687
Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (b)		4,033	4,162,616
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.13%, 7/05/33 (a)(b)		3,565	3,568,346
BWAY Mortgage Trust:
Series 2013-1515, Class D, 3.63%, 3/10/25 (a)		1,400	1,359,888
Series 2013-1515, Class F, 3.93%, 3/10/33 (a)(b)		3,720	3,478,196
BXHTL Mortgage Trust, Series 2015-JWRZ, Class A, 1.93%, 5/15/29 (a)(b)		2,990	2,998,443
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)(b)		560	549,296
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		5,448	5,480,105
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.94%, 12/15/27 (a)(b)		6,696	6,716,975
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 5/10/58		800	792,556
CFCRE Mortgage Trust, Series 2015-RUM, Class A, 2.24%, 7/15/30 (a)(b)		1,440	1,441,260
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 3.79%, 4/10/28 (a)(b)		770	736,062
CGGS Commercial Mortgage Trust:
Series 2016-RNDB, Class AFL, 2.35%, 2/15/33 (a)(b)		7,092	7,111,863
Series 2016-RNDB, Class CFL, 4.20%, 2/15/33 (a)(b)		3,592	3,617,893
Series 2016-RNDB, Class DFL, 5.45%, 2/15/33 (a)(b)		4,428	4,452,208
Citigroup Commercial Mortgage Trust:
Series 16-SMPL, 3.52%, 9/08/31 (a)		320	309,323
Series 16-SMPL, 4.51%, 9/08/31 (a)		620	602,336
Series 2013-375P, Class D, 3.52%, 5/10/35 (a)(b)		240	235,020

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-375P, Class E, 3.52%, 5/10/35 (a)(b)	USD	2,645	$2,491,086
Series 2013-GC11, Class D, 4.60%, 4/10/46 (a)(b)		1,125	1,015,587
Series 2015-SSHP, Class A, 1.85%, 9/15/27 (a)(b)		4,370	4,360,355
Series 2016-C1, Class C, 4.95%, 5/10/49 (b)		1,290	1,282,899
Series 2016-GC37, Class C, 4.92%, 2/10/26 (b)		640	623,497
Series 2016-GC37, Class D, 2.79%, 4/10/49 (a)		2,130	1,428,488
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)		4,308	4,443,563
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.76%, 5/15/46 (b)		2,088	2,115,590
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 1.35%, 12/10/49 (a)(b)		6,595	6,435,126
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		600	613,193
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,260	2,267,220
Series 2013-300P, Class A1, 4.35%, 8/10/30 (a)		880	952,305
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		1,656	1,680,856
Series 2013-WWP, Class D, 3.90%, 3/10/31 (a)		2,090	2,073,446
Series 2014-277P, Class A, 3.61%, 8/10/49 (a)(b)		3,180	3,294,849
Series 2014-CR18, Class C, 4.74%, 7/15/47 (b)		2,974	3,034,821
Series 2014-CR21, Class C, 4.56%, 12/10/24 (b)		1,010	1,002,758
Series 2014-FL4, Class D, 3.13%, 7/13/31 (a)(b)		660	647,741
Series 2014-PAT, Class A, 1.48%, 8/13/27 (a)(b)		2,788	2,780,994
Series 2014-PAT, Class E, 3.83%, 8/15/27 (a)(b)		540	535,935
Series 2014-TWC, Class A, 1.39%, 2/13/17 (a)(b)		1,715	1,715,000
Series 2014-TWC, Class B, 2.36%, 2/13/17 (a)(b)		3,190	3,190,000
Series 2015-CR23, Class CMD, 3.68%, 5/10/48 (a)(b)		1,090	1,017,516
Series 2015-CR25, Class C, 4.55%, 8/10/48 (b)		1,740	1,706,676
Series 2015-CR25, Class D, 3.80%, 8/10/48 (b)		790	595,343
Series 2015-LC19, Class D, 2.87%, 2/10/48 (a)		2,280	1,734,369
Series 2015-LC21, Class C, 4.31%, 7/10/48 (b)		1,600	1,426,232
Series 2016-667M, Class D, 3.18%, 10/10/36 (a)(b)		630	562,453
Core Industrial Trust:
Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)		1,971	1,857,707
Series 2015-TEXW, Class A, 3.08%, 2/10/34 (a)		2,970	3,028,423
Series 2015-TEXW, Class D, 3.85%, 2/10/34 (a)(b)		1,330	1,335,714
Series 2015-TEXW, Class E, 3.85%, 2/10/34 (a)(b)		250	242,029
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 2.10%, 11/15/33 (a)(b)		4,990	5,015,013

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	21

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.09%, 11/12/43 (a)(b)	USD	1,177	$1,190,242
Credit Suisse Commercial Mortgage Trust:
Series 2007-C2, Class AMFL, 0.94%, 1/15/49 (b)		2,140	2,134,944
Series 2007-C4, Class A1AM, 5.93%, 9/15/39 (b)		1,236	1,257,598
Series 2008-C1, Class A3, 6.06%, 2/15/41 (b)		2,871	2,929,555
Series 2014-TIKI, Class E, 3.85%, 9/15/38 (a)(b)		730	704,185
Series 2015-DEAL, Class A, 2.02%, 4/15/29 (a)(b)		5,570	5,577,094
Credit Suisse Mortgage Capital Certificates:
Series 2010-RR1, Class 2A, 5.70%, 9/15/40 (a)(b)		2,482	2,493,242
Series 2010-RR2, Class 2A, 5.93%, 9/15/39 (a)(b)		1,044	1,046,028
Series 2015-DEAL, Class D, 3.80%, 4/15/29 (a)(b)		1,205	1,198,655
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (a)		2,730	2,845,091
Series 2016-MFF, Class A, 2.14%, 11/15/33 (a)(b)		690	691,021
Series 2016-NXSR, Class A4, 3.73%, 12/15/49		1,700	1,748,130
Credit Suisse Mortgage Capital OA LLC, Series 2014-USA, Class E, 4.37%, 9/15/25 (a)		1,230	1,028,026
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class D, 3.80%, 4/17/50 (a)(b)		590	482,112
Series 2015-C3, Class C, 4.36%, 8/15/48 (b)		780	759,169
Series 2015-C3, Class D, 3.36%, 8/15/48 (b)		250	185,378
Series 2016-C6, Class C, 4.91%, 1/15/49 (b)		1,370	1,375,952
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.49%, 9/10/49 (a)(b)		4,460	3,414,754
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.52%, 6/17/49 (a)(b)		3,305	3,316,813
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 9/10/35 (a)(b)		1,520	1,563,998
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, 2.00%, 12/15/34 (a)(b)		3,302	3,307,581
Series 2015-NRF, Class DFX, 3.38%, 12/15/34 (a)(b)		830	825,377
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(b)		935	908,978
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(b)		4,320	4,085,853
Series 2015-NRF, Class GFX, 3.38%, 12/15/19 (a)(b)		7,142	6,524,456
GS Mortgage Securities Trust:
Series 2006-GG8, Class AM, 5.59%, 11/10/39		163	162,793
Series 2007-GG10, Class A4, 5.79%, 8/10/45 (b)		3,094	3,113,580
Series 2010-C1, Class A1, 3.68%, 8/10/43 (a)		754	774,329
Series 2014-GC22, Class D, 4.65%, 6/10/47 (a)(b)		420	335,451
Series 2015-GC32, Class D, 3.35%, 7/10/48		800	595,467

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-GS3, Class A4, 2.85%, 10/10/49	USD	1,620	$1,574,055
Series 2016-RENT, Class C, 4.07%, 2/10/29 (a)(b)		1,850	1,863,556
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		5,083	5,090,585
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38 (a)		760	732,227
Impac CMB Trust:
Series 2004-11, Class 1A2, 1.11%, 3/25/35 (b)		2,568	2,213,660
Series 2005-6, Class 1A1, 1.09%, 10/25/35 (b)		1,729	1,476,101
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.56%, 9/15/47 (a)(b)		800	699,806
Series 2014-C26, Class A4, 3.49%, 1/15/48		1,247	1,280,013
Series 2015-C28, Class B, 3.99%, 3/15/25 (b)		3,000	2,873,181
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB15, Class AM, 5.86%, 6/12/43 (b)		887	888,550
Series 2007-CB20, Class AM, 5.96%, 2/12/51 (b)		1,000	1,024,069
Series 2007-LD11, Class A4, 5.75%, 5/15/17 (b)		5,288	5,319,720
Series 2008-C2, Class A4FL, 2.16%, 2/12/51 (b)		2,195	2,098,965
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		237	238,673
Series 2014-CBM, Class E, 4.55%, 10/15/19 (a)(b)		670	660,018
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (a)		885	905,182
Series 2014-DSTY, Class D, 3.80%, 6/10/27 (a)(b)		2,680	2,578,829
Series 2014-FL6, Class A, 2.10%, 11/15/31 (a)(b)		2,975	2,971,082
Series 2015-SGP, Class A, 2.40%, 7/15/36 (a)(b)		6,206	6,252,703
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(b)		3,880	3,755,114
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		1,470	1,497,186
Series 2016-NINE, Class A, 2.85%, 10/06/38 (a)(b)		3,320	3,217,400
Series 2016-WPT, Class A, 2.15%, 10/15/33 (a)(b)		2,200	2,206,419
JPMorgan Commercial Mortgage-Backed Securities Trust, Series 2009-RR1, Class A4B, 5.72%, 11/18/17 (a)(b)		300	301,486
LB-UBS Commercial Mortgage Trust:
Series 2007-C1, Class AJ, 5.48%, 2/15/40		51	51,045
Series 2007-C7, Class A1A, 5.68%, 9/15/45 (b)		503	514,496
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 1.01%, 3/25/37 (a)(b)		2,357	2,100,583
Lone Star Portfolio Trust:
Series 2015-LSP, Class A1A2, 2.50%, 9/15/28 (a)(b)		901	907,096
Series 2015-LSP, Class D, 4.70%, 9/15/28 (a)(b)		691	697,423
Series 2015-LSP, Class E, 6.30%, 9/15/28 (a)(b)		1,007	1,015,266

22	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Merrill Lynch Mortgage Investors Trust, Series 1998-C3, Class G, 6.00%, 12/15/30 (a)	USD	2,606	$2,577,309
Merrill Lynch Mortgage Trust:
Series 2007-C1, Class A1A, 6.49%, 6/12/50 (b)		2,417	2,439,024
Series 2008-C1, Class AJ, 6.26%, 2/12/51 (b)		720	735,014
ML-CFC Commercial Mortgage Trust:
Series 2007-7, Class A4, 5.73%, 6/12/50 (b)		2,657	2,674,407
Series 2007-9, Class AM, 5.86%, 9/12/49 (b)		1,890	1,939,799
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class D, 3.07%, 2/15/48 (a)		260	185,934
Series 2015-C24, Class A4, 3.73%, 5/15/48		840	871,884
Series 2015-C25, Class C, 4.53%, 10/15/48 (b)		330	326,446
Series 2015-C25, Class D, 3.07%, 10/15/48		1,060	742,014
Series 2015-C26, Class A5, 3.53%, 10/15/48		810	829,656
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		1,935	1,334,800
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.86%, 2/12/44 (b)		690	689,509
Series 2007-HQ12, Class AM, 5.78%, 4/12/49 (b)		1,827	1,826,933
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		1,547	1,545,652
Series 2007-IQ14, Class A4, 5.69%, 4/15/49 (b)		1,828	1,832,217
Series 2007-IQ16, Class A4, 5.81%, 12/12/49		3,986	4,044,429
Series 2008-T29, Class A4, 6.28%, 1/11/43 (b)		1,342	1,389,923
Series 2014-CPT, Class G, 3.45%, 7/13/29 (a)(b)		1,290	1,233,382
Series 2015-MS1, Class C, 4.03%, 5/15/48 (b)		560	526,922
Series 2015-XLF2, Class AFSB, 3.45%, 8/15/26 (a)(b)		600	600,000
Morgan Stanley Re-REMIC Trust:
Series 2009-GG10 5.99%, 8/12/45 (a)(b)		6,666	6,703,063
Series 2010-GG10, Class A4B, 5.79%, 8/15/45 (a)(b)		6,998	7,023,705
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		617	613,776
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.97%, 2/16/51 (a)(b)		6,460	6,450,014
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.75%, 4/15/32 (a)(b)		1,252	1,245,420
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		164	163,154
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		3,480	3,366,900
Velocity Commercial Capital Loan Trust:
Series 2015-1, Class AFL, 3.02%, 6/25/45 (a)(b)		4,797	4,802,967
Series 2016-2, Class AFL, 2.33%, 10/25/46 (b)		3,203	3,204,191
Series 2016-2, Class M1, 3.66%, 10/25/46 (b)		360	352,634

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-2, Class M2, 4.46%, 10/25/46 (b)	USD	200	$195,484
Series 2016-2, Class M3, 5.50%, 10/25/46 (b)		340	331,850
Series 2016-2, Class M4, 7.23%, 10/25/46 (b)		370	360,117
VNDO Trust, Series 2016-350P, Class E, 3.93%, 1/10/35 (a)(b)		2,300	2,012,468
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		382	381,791
Series 2007-C32, Class AMFL, 0.93%, 6/15/49 (a)(b)		1,930	1,863,120
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)		3,533	3,565,799
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 2.05%, 6/15/29 (a)(b)		3,870	3,883,901
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.20%, 10/25/46 (b)		6,633	6,149,648
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class SCH1, 3.29%, 1/15/27 (a)(b)		8,224	8,022,010
Series 2015-C27, Class C, 3.89%, 2/15/48		1,402	1,223,569
Series 2015-C31, Class A4, 3.70%, 11/15/48		130	134,653
Series 2015-C31, Class D, 3.85%, 11/15/48		720	523,674
Series 2015-NXS4, Class C, 4.60%, 12/15/48 (b)		406	399,084
Series 2016-C37, Class C, 4.49%, 12/15/49 (b)		1,500	1,453,395

			367,088,704
Interest Only Commercial Mortgage-Backed Securities — 0.5%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 0.92%, 9/15/48 (b)		1,198	68,732
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 0.96%, 8/10/35 (a)(b)		17,710	1,314,613
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XD, 1.71%, 1/10/48 (a)(b)		5,497	652,824
Series 2016-C4, Class XA, 1.77%, 5/10/58 (b)		10,461	1,213,004
Series 2016-C4, Class XB, 0.73%, 5/10/58 (b)		5,810	332,623
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class XA, 1.24%, 3/10/47 (b)		13,393	804,566
Series 2014-GC21, Class XA, 1.28%, 5/10/47 (b)		9,634	651,229
Series 2014-GC25, Class XE, 1.23%, 10/10/47 (a)(b)		2,760	200,575
Series 2016-P3, Class XA, 1.72%, 4/15/49 (b)		8,638	952,651
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.47%, 3/10/46 (b)		30,892	1,186,196
Series 2014-CR14, Class XA, 0.84%, 2/10/47 (b)		47,299	1,586,877
Series 2015-3BP, Class XA, 0.06%, 2/10/35 (a)(b)		150,000	1,072,500
Series 2015-CR22, Class XA, 1.02%, 3/10/48 (b)		28,620	1,565,490
Series 2015-CR23, Class XA, 1.00%, 5/10/48 (b)		29,426	1,576,223

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	23

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-CR25, Class XA, 0.96%, 8/10/48 (b)	USD	23,858	$1,432,990
Series 2015-LC21, Class XA, 0.87%, 7/10/48 (b)		82,424	3,690,010
Series 2016-DC2, Class XA, 1.08%, 2/10/26 (b)		21,426	1,478,747
Commercial Mortgage Trust, Series 2015-LC19, Class XA, 1.22%, 2/10/48 (b)		10,782	793,806
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		12,909	453,697
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)		9,900	625,825
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPA, Class XA, 0.26%, 11/15/37 (a)(b)		18,420	418,134
CSAIL Commercial Mortgage Trust:
Series 2016-C5, Class XA, 1.06%, 11/15/48 (b)		7,116	443,825
Series 2016-C6, Class XA, 1.82%, 1/15/49 (b)		8,283	953,289
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		94,639	393,577
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class XA, 1.09%, 8/15/47 (b)		8,095	484,363
Series 2014-C22, Class XA, 0.95%, 9/15/47 (b)		7,684	397,052
Series 2014-C23, Class XA, 0.85%, 9/15/47 (b)		59,742	2,154,960
Series 2014-C24, Class XA, 1.07%, 11/15/47 (b)		29,677	1,486,664
Series 2015-C28, Class XA, 1.20%, 10/15/48 (b)		7,540	452,317
Series 2015-C29, Class XA, 0.95%, 5/15/48 (b)		3,061	124,144
Series 2015-C33, Class XA, 1.04%, 12/15/48 (b)		15,660	1,020,026
Series 2016-C1, Class XA, 1.40%, 3/15/49 (b)		18,111	1,531,269
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49 (a)(b)		4,940	270,218
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.61%, 4/15/46 (b)		4,570	141,109
Series 2014-C20, Class XA, 1.14%, 7/15/47 (b)		5,048	239,957
Series 2015-C27, Class XA, 1.37%, 2/15/48 (b)		37,682	2,610,804
Series 2016-JP3, Class XC, 0.75%, 8/15/49 (a)(b)		13,040	588,104
Series 2016-JP4, Class XA, 0.83%, 12/15/49 (b)		3,000	152,494
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XA, 1.15%, 12/15/47 (b)		13,580	754,437
Series 2014-C19, Class XF, 1.19%, 12/15/47 (a)(b)		4,370	273,575
Series 2015-C22, Class XA, 1.17%, 4/15/48 (b)		6,709	435,235
Series 2015-C25, Class XA, 1.15%, 10/15/48 (b)		18,890	1,334,181
Series 2015-C26, Class XA, 1.12%, 10/15/48 (b)		12,182	843,644

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-C26, Class XD, 1.35%, 10/15/48 (a)(b)	USD	4,490	$445,633
Series 2016-C28, Class XA, 1.29%, 1/15/49 (b)		4,095	336,972
Series 2016-C29, Class XA, 1.66%, 5/15/49 (b)		7,865	832,713
Series 2016-C29, Class XB, 0.96%, 5/15/49 (b)		9,126	677,670
Series 2016-C31, Class XA, 1.47%, 11/15/49 (b)		2,668	259,152
Series 2016-C32, Class XA, 0.78%, 12/15/49 (b)		6,000	332,640
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class XD, 1.55%, 3/15/49 (a)(b)		13,984	1,532,507
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.46%, 5/25/36 (a)(b)		140	957
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 0.99%, 2/15/48 (b)		17,176	1,000,421
Series 2015-C30, Class XA, 1.01%, 9/15/58 (b)		3,535	221,539
Series 2015-NXS1, Class XA, 1.19%, 5/15/48 (b)		8,162	536,916
Series 2015-NXS1, Class XB, 0.36%, 5/15/48 (b)		3,210	109,396
Series 2015-NXS4, Class XA, 0.96%, 12/15/48 (b)		3,240	197,490
Series 2016-BNK1, Class XB, 1.34%, 8/15/49 (b)		6,800	719,168
Series 2016-BNK1, Class XD, 1.27%, 8/15/49 (a)(b)		3,420	314,366
Series 2016-C33, 1.81%, 3/17/59 (b)		16,298	1,826,840
Series 2016-LC25, Class XA, 1.10%, 12/15/59 (b)		12,400	849,277
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class XA, 1.99%, 8/15/45 (a)(b)		1,003	73,463
Series 2012-C9, Class XA, 2.10%, 11/15/45 (a)(b)		11,363	868,925
Series 2014-C20, Class XA, 1.17%, 5/15/47 (b)		4,998	275,865
Series 2014-C24, Class XA, 0.97%, 11/15/47 (b)		26,177	1,372,852

			51,941,318
Total Non-Agency Mortgage-Backed Securities — 6.6%			634,943,606

Other Interests (n)		Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (d)(g)		1,888	—
Lehman Brothers Holdings, Inc. (d)(g)		7,360	1
Total Other Interests — 0.0%			1

24	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Preferred Securities
Capital Trusts		Par (000)	Value
Banks — 0.2%
Banco Bilbao Vizcaya Argentaria SA:
7.00% (b)(k)	EUR	400	$403,815
8.88% (b)(k)		1,200	1,358,050
9.00% (b)(k)	USD	1,000	1,040,996
Banco Popular Espanol SA:
8.25% (b)(k)	EUR	1,600	1,482,726
11.50% (b)(k)		900	948,648
Banco Santander SA, 6.25% (b)(k)		3,800	3,740,079
Bank of East Asia Ltd., 5.50% (b)(k)	USD	688	658,865
Bank of Ireland, 7.38% (b)(k)	EUR	2,775	2,973,110
Barclays PLC, 7.88% (b)(k)	USD	200	202,500
BNP Paribas SA, 7.38% (a)(b)(k)		300	301,858
Cooperatieve Rabobank UA, 6.63% (b)(k)	EUR	600	675,089
DNB Bank ASA, 6.50% (b)(k)	USD	200	203,900
HSH Nordbank AG, 7.25% (b)(k)		3,751	893,488
Industrial & Commercial Bank of China Asia Ltd., 4.25% (b)(k)		850	816,913
Intesa Sanpaolo SpA, 7.00% (b)(k)	EUR	2,449	2,543,791
Royal Bank of Scotland Group PLC, 8.63% (b)(k)	USD	200	204,000
Société Générale SA, 7.38% (a)(b)(k)		200	199,664
UniCredit SpA, 9.25% (b)(k)	EUR	550	612,532
Woori Bank, 4.50% (b)(k)	USD	1,250	1,199,704

			20,459,728
Capital Markets — 0.2%
Bank of New York Mellon Corp., 4.63% (b)(k)		8,367	7,675,216
Credit Suisse Group AG, 6.25% (a)(b)(k)		1,300	1,265,160
Huarong Finance II Co. Ltd., 2.88% (b)(k)		800	749,811
State Street Corp., 1.96%, 6/01/77 (b)		1,048	926,170
UBS Group AG:
5.75% (b)(k)	EUR	2,125	2,351,507
6.88% (b)(k)	USD	1,100	1,119,250
7.00% (b)(k)		1,000	1,049,280

			15,136,394
Chemicals — 0.0%
LANXESS AG, 4.50%, 12/06/76 (b)	EUR	75	81,942
Solvay Finance SA, 5.12% (b)(k)		100	112,695

			194,637
Construction & Engineering — 0.0%
Chalieco Hong Kong Corp. Ltd., 5.70% (b)(k)	USD	200	203,062
Diversified Financial Services — 0.1%
Banco Nacional de Comercio Exterior SNC, 3.80%, 8/11/26 (a)(b)		3,652	3,419,185
HBOS Capital Funding LP, 6.85% (k)		446	449,880
Origin Energy Finance Ltd., 4.00%, 9/16/74 (b)	EUR	200	208,668

			4,077,733
Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV, 6.13% (b)(k)		100	112,680
Electric Utilities — 0.0%
AusNet Services Holdings Property Ltd., 5.75%, 3/17/76 (b)	USD	778	822,783
Enel SpA:
6.50%, 1/10/74 (b)	EUR	105	118,977
5.00%, 1/15/75 (b)		100	111,434
7.75%, 9/10/75 (b)	GBP	100	134,771
Gas Natural Fenosa Finance BV, 3.38% (b)(k)	EUR	1,200	1,180,042

			2,368,007
Industrial Conglomerates — 0.0%
CITIC Ltd., 8.63% (b)(k)	USD	200	219,970

Capital Trusts		Par (000)	Value
Insurance — 0.0%
Assicurazioni Generali SpA, 6.42% (b)(k)	GBP	100	$124,843
Credit Agricole SA, 6.50% (b)(k)	EUR	600	652,377
Dai-ichi Life Insurance Co. Ltd., 4.00% (b)(k)	USD	1,250	1,168,750
Nippon Life Insurance Co., 5.10%, 10/16/44 (b)		570	587,813

			2,533,783
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(k)		3,770	3,958,500
SES SA, 5.63% (b)(k)	EUR	100	107,755

			4,066,255
Oil, Gas & Consumable Fuels — 0.0%
Repsol International Finance BV, 4.50%, 3/25/75 (b)		100	99,120
TOTAL SA, 3.88% (b)(k)		150	166,582

			265,702
Textiles, Apparel & Luxury Goods — 0.0%
Li & Fung Ltd., 5.25% (k)	USD	348	301,927
Trading Companies & Distributors — 0.0%
Noble Group Ltd., 6.00% (b)(k)		400	216,000
Transportation Infrastructure — 0.0%
Royal Capital BV, 4.88% (b)(k)		219	202,369
Wireless Telecommunication Services — 0.0%
Orange SA, 4.00% (b)(k)	EUR	350	388,722
Telefonica Europe BV:
3.75% (b)(k)		600	617,381
4.20% (b)(k)		100	107,365
5.00% (b)(k)		100	109,081
5.88% (b)(k)		1,400	1,547,401
6.50% (b)(k)		300	336,247

			3,106,197
Total Capital Trusts — 0.6%			53,464,444

Preferred Stocks		Shares	Value
Diversified Financial Services — 0.0%
Concrete Investment II SCA, 0.00%, 8/27/44 (d)		12,471	1,404,658

Trust Preferreds		Shares	Value
Banks — 0.1%
Citigroup Capital XIII, 7.26%, 10/30/40 (b)		349,440	9,022,541
Consumer Finance — 0.1%
GMAC Capital Trust I, 6.69%, 2/15/40 (b)		359,913	9,141,790
Total Trust Preferreds — 0.2%			18,164,331
Total Preferred Securities — 0.8%			73,033,433

Taxable Municipal Bonds		Par (000)	Value
Arizona Health Facilities Authority RB, 1.38%, 1/01/37 (b)	USD	2,255	1,945,456
Bay Area Toll Authority RB:
6.92%, 4/01/40		3,145	4,245,781
7.04%, 4/01/50		3,180	4,498,396
Brooklyn Arena Local Development Corp. RB, 5.00%, 7/15/42		4,425	4,780,327
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 6/01/47		4,270	3,746,626

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	25

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Taxable Municipal Bonds		Par (000)	Value
California Health Facilities Financing Authority RB, 5.00%, 8/15/33	USD	1,190	$1,385,493
California Pollution Control Financing Authority RB, 5.00%, 11/21/45 (a)		2,000	2,028,800
California Statewide Communities Development Authority RB:
5.00%, 12/01/25 (a)		1,000	1,076,310
5.00%, 12/01/26 (a)		1,000	1,066,890
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 7/01/51		700	752,017
City of Houston, TX Airport System Revenue RB, 5.00%, 7/01/24		700	779,926
City of Portland, OR Sewer System Revenue RB, 5.00%, 6/15/23		2,990	3,507,001
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		1,530	1,537,880
City Public Service Board of San Antonio, Texas RB, 5.81%, 2/01/41		3,260	4,098,342
Clark County School District GO:
5.00%, 6/15/23		3,795	4,412,978
5.00%, 6/15/24		4,360	5,134,598
5.00%, 6/15/26		1,320	1,564,662
5.00%, 6/15/27		4,165	4,903,621
5.00%, 6/15/28		1,405	1,647,503
Colorado Health Facilities Authority RB, 5.25%, 2/01/31		1,565	1,682,578
Commonwealth Financing Authority RB, 4.14%, 6/01/38		3,030	2,913,769
Commonwealth of Massachusetts GO:
5.00%, 7/01/26		1,705	2,076,485
5.00%, 7/01/28		1,705	2,114,388
Commonwealth of Puerto Rico GO, 8.00%, 7/01/35 (d)(g)		37,230	25,083,713
Contra Costa Community College District GO, 6.50%, 8/01/34		570	736,366
County of Clark, NV RB, 5.00%, 7/01/28		4,490	5,480,449
County of Mecklenburg, NC GO, 5.00%, 12/01/25		1,020	1,248,205
County of Miami-Dade, FL Aviation Revenue RB:
2.50%, 10/01/24		2,490	2,373,020
5.00%, 10/01/38		1,600	1,736,768
County of Miami-Dade, FL GO:
5.00%, 7/01/29		810	947,838
5.00%, 7/01/32		810	935,834
5.00%, 7/01/34		1,000	1,142,970
5.00%, 7/01/35		960	1,093,037
County of Wake, NC GO, 5.00%, 3/01/25		1,305	1,583,578
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		4,625	4,939,454
Series A, 5.00%, 11/01/43		3,000	3,204,540
5.00%, 11/01/45		3,670	3,917,468
5.00%, 11/01/45		2,650	2,826,543
District of Columbia RB:
5.00%, 7/15/34		775	870,813
5.00%, 7/15/35		775	867,613
Golden State Tobacco Securitization Corp. RB:
5.13%, 6/01/47		4,095	3,608,883
5.75%, 6/01/47		900	862,479
Grant County Public Utility District No. 2 RB, 4.58%, 1/01/40		600	594,450
Great Lakes Water Authority Water Supply System Revenue RB, 5.25%, 7/01/33		1,625	1,830,806
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 11/15/29		840	946,109
Horry County School District, SC GO:
5.00%, 3/01/22		1,295	1,492,798
5.00%, 3/01/24		1,520	1,810,654
5.00%, 3/01/25		870	1,048,837

Taxable Municipal Bonds		Par (000)	Value
Los Angeles Community College District GO, 6.60%, 8/01/42	USD	1,860	$2,580,359
Los Angeles Department of Water & Power RB, 6.60%, 7/01/50		1,065	1,485,952
Los Angeles Unified School District, 5.75%, 7/01/34		415	511,637
Los Angeles Unified School District GO, 6.76%, 7/01/34		4,355	5,834,698
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 7/01/27		815	927,413
Massachusetts Clean Water Trust RB:
5.00%, 2/01/25		1,335	1,614,963
5.00%, 2/01/27		1,260	1,534,693
5.00%, 2/01/28		1,140	1,382,113
Massachusetts Educational Financing Authority RB, 5.00%, 1/01/22		1,375	1,504,539
Metropolitan Transportation Authority RB:
5.87%, 11/15/39		735	880,964
6.67%, 11/15/39		350	461,146
6.69%, 11/15/40		1,160	1,529,646
6.81%, 11/15/40		860	1,146,913
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB:
7.46%, 10/01/46		1,060	1,483,830
5.00%, 10/01/53		1,000	1,040,100
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		1,300	1,387,945
Michigan Finance Authority RB, 5.00%, 6/01/39		840	908,561
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		1,610	1,982,425
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		2,329	3,354,994
New Jersey Transportation Trust Fund Authority RB:
0.00%, 12/15/27 (i)		2,630	1,682,411
5.00%, 6/15/29		915	979,151
0.00%, 12/15/31 (i)		2,630	1,332,016
New Jersey Transportation Trust Fund Authority RB AMBAC:
0.00%, 12/15/35 (i)		2,630	1,036,930
0.00%, 12/15/36 (i)		2,630	987,249
New York City Transitional Finance Authority Future Tax Secured Revenue RB:
2.28%, 5/01/26		2,930	2,676,701
5.00%, 8/01/31		1,420	1,671,880
New York City Water & Sewer System RB:
5.75%, 6/15/41		1,330	1,705,672
6.01%, 6/15/42		665	868,610
5.38%, 6/15/43		4,410	4,940,611
5.50%, 6/15/43		5,285	5,945,784
5.88%, 6/15/44		1,195	1,543,677
New York State Dormitory Authority RB:
5.00%, 3/15/20		955	1,058,398
5.00%, 2/15/27		1,750	2,110,937
5.00%, 2/15/28		1,750	2,101,033
5.00%, 2/15/31		1,810	2,140,524
5.00%, 3/15/32		1,395	1,629,486
5.39%, 3/15/40		1,470	1,777,730
New York State Urban Development Corp. RB:
5.00%, 3/15/24		470	561,406
5.00%, 3/15/25		2,020	2,435,837
New York Transportation Development Corp. RB:
5.00%, 7/01/46		2,000	2,073,780
5.25%, 1/01/50		3,290	3,447,558
Orange County Local Transportation Authority RB, 6.91%, 2/15/41		2,790	3,744,292

26	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Taxable Municipal Bonds		Par (000)	Value
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22	USD	1,000	$1,109,650
5.00%, 12/31/38		320	334,778
Port Authority of New York & New Jersey RB:
4.96%, 8/01/46		1,970	2,198,953
4.93%, 10/01/51		1,045	1,157,338
4.46%, 10/01/62		3,505	3,516,672
4.81%, 10/15/65		1,740	1,860,530
Port of Morrow, OR RB, 2.99%, 9/01/36		600	542,388
Public Power Generation Agency RB, 5.00%, 1/01/34		35	38,884
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 5/15/49		2,860	3,733,015
South Carolina Public Service Authority RB, 2.39%, 12/01/23		2,989	2,896,520
State of California GO:
5.00%, 9/01/27		2,010	2,420,020
5.00%, 9/01/32		815	955,384
7.50%, 4/01/34		2,210	3,108,719
7.55%, 4/01/39		3,715	5,516,812
7.30%, 10/01/39		820	1,158,160
7.35%, 11/01/39		1,320	1,868,671
7.60%, 11/01/40		6,115	9,202,219
State of Georgia GO:
5.00%, 1/01/24		1,710	2,039,979
5.00%, 7/01/24		2,180	2,620,949
5.00%, 7/01/26		855	1,053,112
5.00%, 1/01/28		1,710	2,106,703
State of Illinois GO, 5.10%, 6/01/33		8,190	7,317,765
State of Maryland GO, 5.00%, 6/01/24		1,630	1,957,190
State of New Jersey GO, 5.00%, 6/01/32		1,000	1,109,310
State of Washington GO:
5.00%, 8/01/27		1,710	2,056,343
5.00%, 7/01/28		1,280	1,497,152
5.00%, 8/01/28		2,000	2,391,620
5.00%, 8/01/29		2,000	2,377,060
5.00%, 8/01/30		2,000	2,362,100
Sumter Landing Community Development District RB, 4.17%, 10/01/47		920	889,852
Texas Private Activity Bond Surface Transportation Corp. RB, 5.00%, 12/31/55		1,640	1,716,211
Tobacco Settlement Finance Authority RB, 7.47%, 6/01/47		3,055	2,734,317
Tobacco Settlement Financing Corp. RB:
5.00%, 6/01/41		1,700	1,478,966
6.71%, 6/01/46		3,325	2,629,743
University of California RB, 4.86%, 5/15/12		1,415	1,372,380
University of Massachusetts Building Authority RB, 5.00%, 11/01/31		1,190	1,384,529
West Virginia Hospital Finance Authority RB:
5.00%, 6/01/19		895	962,492
5.00%, 6/01/20		965	1,059,927
5.00%, 6/01/21		960	1,075,315
5.00%, 6/01/22		1,050	1,195,058
5.00%, 6/01/23		870	999,917
5.00%, 6/01/24		935	1,086,087
Total Taxable Municipal Bonds — 3.2%			302,180,406

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.1%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	$2,017,075
Freddie Mac:
3.75%, 3/27/19		3,650	3,845,067
4.88%, 6/13/18		4,300	4,533,167

			10,395,309
Collateralized Mortgage Obligations — 0.3%
Fannie Mae:
Series 2005-48, Class AR, 5.50%, 2/25/35		7	7,058
Series 2013-C01, Class M2, 5.83%, 10/25/23 (b)		5,505	6,059,988
Series 2016-C02, Class 1M2, 6.59%, 9/25/28 (b)		640	715,368
Series 2016-C04, Class 1M2, 4.84%, 1/25/29 (b)		5,140	5,329,304
Series 2016-C05, Class 2M2, 5.04%, 1/25/29 (b)		5,810	6,041,369
Series 2016-C06, Class 1M2, 4.84%, 4/25/29 (b)		4,038	4,169,572
Series 2016-C07, Class 2M2, 4.89%, 4/25/29 (b)		298	306,205
Freddie Mac:
Series 2016-DNA4, Class M3, 4.39%, 3/25/29 (b)		3,200	3,206,073
Series 2016-HQA3, Class M3, 4.44%, 3/25/29 (b)		3,420	3,419,996

			29,254,933
Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		2,962	3,111,065
Series 2015-M10, Class A2, 3.09%, 4/25/27 (b)		1,000	1,002,217
Freddie Mac:
Series K034, Class A2, 3.53%, 7/25/23-10/25/23 (b)		2,560	2,709,131
Series K046, Class A2, 3.21%, 3/25/25		890	915,203
Series KJ07, Class A2, 2.31%, 10/25/22		1,290	1,265,028
Series KJ08, Class A2, 2.36%, 1/25/35		2,220	2,202,672
Series KPLB, Class A, 2.77%, 5/25/25		2,700	2,657,631

			13,862,947
Interest Only Collateralized Mortgage Obligations — 0.0%
Ginnie Mae, Series 2015-103, Class CI, 4.00%, 1/20/45-2/20/46		20,973	2,637,111
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2013-M5, Class X2, 2.29%, 1/25/22 (b)		11,691	841,461
Series 2014-M13, Class X2, 0.13%, 8/25/24 (b)		123,946	1,180,881
Series 2015-M4, Class X2, 0.57%, 7/25/22 (b)		41,105	983,229
Freddie Mac:
Series K038, Class X1, 1.19%, 3/25/24 (b)		10,165	689,317
Series K049, Class X1, 0.61%, 7/25/25 (b)		8,812	368,928
Series K055, Class X1, 1.37%, 3/25/26 (b)		24,918	2,448,720
Series K056, Class X1, 1.27%, 5/25/26 (b)		9,936	906,997
Series K718, Class X1, 0.65%, 1/25/22 (b)		6,049	165,343
Series K721, Class X1, 0.34%, 8/25/22 (b)		12,870	211,459

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	27

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae:
Series 2012-120, Class IO, 0.84%, 2/16/53 (b)	USD	17,777	$948,588
Series 2014-112, Class IO, 1.19%, 1/16/48 (b)		19,002	1,134,852
Series 2014-172, Class IO, 1.04%, 1/16/49 (b)		24,821	1,487,259
Series 2014-40, Class AI, 1.00%, 2/16/39		10,215	252,204
Series 2014-52, Class AI, 0.83%, 8/16/41		7,102	176,902
Series 2016-110, Class IO, 1.05%, 5/16/58 (b)		6,671	539,404
Series 2016-113, Class IO, 1.19%, 2/16/58 (b)		16,244	1,490,129
Series 2016-119, Class IO, 1.13%, 10/16/52 (b)		10,295	869,841
Series 2016-125, Class IO, 1.15%, 12/16/57 (b)		9,896	824,857
Series 2016-152, Class IO, 0.99%, 8/15/58 (b)		11,363	934,027
Series 2016-158, Class IO, 0.93%, 6/16/58 (b)		6,725	525,419
Series 2016-87, Class IO, 1.01%, 8/16/58 (b)		9,470	743,721

			17,723,538
Mortgage-Backed Securities — 57.6%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (b)		1,856	1,949,700
2.50%, 5/01/26-1/01/32 (o)		102,837	103,069,409
2.69%, 4/01/25		1,170	1,154,973
3.00%, 1/01/29-1/01/47 (p)		1,047,232	1,046,250,312
3.14%, 12/01/40 (b)		1,803	1,898,156
3.50%, 9/01/23-1/01/47 (o)		1,291,170	1,329,538,820
4.00%, 1/01/25-1/01/47 (o)		696,588	734,269,346
4.50%, 2/01/25-1/01/47 (o)(q)		163,296	175,748,243
5.00%, 5/01/23-1/01/47 (o)(q)		71,028	77,866,363
5.50%, 12/01/32-1/01/47 (o)		40,669	45,560,198
6.00%, 2/01/34-6/01/41		24,808	28,287,386
6.50%, 5/01/40		5,266	5,982,476
Freddie Mac Mortgage-Backed Securities:
2.50%, 2/01/24-1/01/32 (o)		63,055	63,218,722
2.90%, 6/01/42 (b)		2,038	2,103,363
3.00%, 1/01/30-1/01/47 (o)		244,332	244,548,689
3.50%, 8/01/24-1/01/47 (o)		294,351	302,514,408
4.00%, 8/01/40-1/01/47 (o)(q)		520,650	547,206,009
4.50%, 2/01/39-1/01/47 (o)		43,854	47,155,896
5.00%, 7/01/35-11/01/41		18,916	20,690,164
5.50%, 10/01/39-6/01/41		5,307	5,909,298
6.00%, 1/01/47 (o)		7,800	8,810,343
Ginnie Mae Mortgage-Backed Securities:
2.13%, 5/20/34 (b)		744	773,092
3.00%, 1/15/47 (o)		211,807	214,427,044
3.50%, 12/20/41-1/15/47 (o)		265,232	275,941,190
4.00%, 8/20/39-1/15/47 (o)		100,981	107,501,602
4.50%, 8/20/38-1/15/47 (o)		81,159	87,090,207
5.00%, 12/15/38-7/20/44		11,030	12,123,417
5.50%, 1/15/47 (o)		5,800	6,336,953

			5,497,925,779
Total U.S. Government Sponsored Agency Securities — 58.4%			5,571,799,617

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
2.50%, 5/15/46 (j)	USD	154,020	$136,872,906
2.25%, 8/15/46 (j)		161,804	136,047,871
2.88%, 11/15/46		105,363	101,724,710
U.S. Treasury Inflation Indexed Notes, 0.13%, 4/15/20 (p)		601,060	607,322,833
U.S. Treasury Notes:
0.75%, 9/30/18-10/31/18 (j)		198,261	196,873,744
1.00%, 11/30/18-11/15/19 (j)		608,941	602,210,586
1.38%, 12/15/19-9/30/23 (j)		288,093	282,849,496
1.13%, 9/30/21 (j)		205,373	198,096,924
1.25%, 10/31/21 (j)		204,505	198,306,432
1.63%, 10/31/23-5/15/26 (j)		176,949	167,626,175
2.13%, 11/30/23 (j)		57,349	56,968,145
1.50%, 8/15/26		89,175	82,016,655
2.00%, 11/15/26 (j)		71,197	68,502,051
U.S. Treasury Strips, 0.00%, 5/15/36 (i)(j)		14,105	7,857,289
Total U.S. Treasury Obligations — 29.8%			2,843,275,817
Total Long-Term Investments (Cost — $13,524,229,196) — 140.7%			13,429,491,430

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 3.3% (r)
Barclays Bank PLC, (2.00)%, Open (s) (Purchased on 9/16/16 to be repurchased at $736,647, collateralized by United Mexican States, 3.50% due at 1/21/21, par and fair value of USD 694,000 and $705,104, respectively)		741	740,845
Barclays Bank PLC, (2.00)%, Open (s) (Purchased on 9/19/16 to be repurchased at $733,238, collateralized by United Mexican States, 3.50% due at 1/21/21, par and fair value of USD 694,000 and $705,104, respectively)		737	737,375
Barclays Bank PLC, (1.60)%, Open (s) (Purchased on 11/25/16 to be repurchased at EUR 107,936, collateralized by Grupo Antolin Dutch BV, 5.13% due at 6/30/22, par and fair value of EUR 100,000 and $113,344, respectively)	EUR	108	113,781
Barclays Bank PLC, (0.85)%, Open (s) (Purchased on 11/30/16 to be repurchased at EUR 7,074,037, collateralized by Republic of France, 2.25% due at 10/25/22, par and fair value of EUR 6,200,000 and $7,413,477, respectively)		7,079	7,451,790
Barclays Bank PLC, 0.17%, Open (s) (Purchased on 10/18/16 to be repurchased at GBP 41,731,051, collateralized by United Kingdom Gilt Inflation Linked Bond, 0.13% due at 3/22/26, par and fair value of GBP 34,341,316 and $51,250,058, respectively)	GBP	41,716	51,411,674
Barclays Capital, Inc., (0.55)%, Open (s) (Purchased on 8/30/16 to be repurchased at $6,509,512, collateralized by BHP Billiton Finance USA Ltd., 3.85% due at 9/30/23, par and fair value of USD 5,882,000 and $6,225,150, respectively)	USD	6,522	6,521,667

28	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (r)
BNP Paribas Securities Corp., 0.04%, Open (s) (Purchased on 12/01/16 to be repurchased at GBP 39,967,632, collateralized by United Kingdom Gilt Inflation Linked Bond, 0.13% due at 3/22/26, par and fair value of GBP 33,869,622 and $50,546,116, respectively)	GBP	39,966	$49,254,748
BNP Paribas Securities Corp., 0.38%, Open (s) (Purchased on 12/19/16 to be repurchased at $35,573,255, collateralized by U.S. Treasury Inflation Indexed Notes, 0.13% due at 4/15/21, par and fair value of USD 35,694,400 and $35,899,735, respectively)	USD	35,569	35,568,750
Citigroup Global Markets Limited, (3.00)%, Open (s) (Purchased on 11/25/16 to be repurchased at $540,804, collateralized by Bank of Communications Co. Ltd., 5.00% (k), par and fair value of USD 500,000 and $508,150, respectively)		542	542,250
Citigroup Global Markets, Inc., (0.25)%, Open (s) (Purchased on 9/19/16 to be repurchased at $2,233,695, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 1,998,000 and $2,144,853, respectively)		2,235	2,235,263
Citigroup Global Markets, Inc., 0.35%, Open (s) (Purchased on 2/08/16 to be repurchased at $7,868,512, collateralized by Shell International Finance BV, 3.25% due at 5/11/25, par and fair value of USD 8,300,000 and $8,293,194, respectively)		7,844	7,843,500
Credit Suisse Securities (USA) LLC, (2.50)%, 1/3/17 (Purchased on 12/30/16 to be repurchased at $27,539,538, collateralized by U.S. Treasury Notes, 1.75% due at 11/30/21, par and fair value of USD 27,751,500 and $27,544,446, respectively)		27,543	27,543,364
Credit Suisse Securities (USA) LLC, 0.00%, Open (s) (Purchased on 12/15/16 to be repurchased at $3,044,465, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 2,774,000 and $2,977,889, respectively)		3,044	3,044,465
Credit Suisse Securities (USA) LLC, 0.00%, Open (s) (Purchased on 12/15/16 to be repurchased at $761,665, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 694,000 and $745,009, respectively)		762	761,665
Deutsche Bank AG, (0.98)%, Open (s) (Purchased on 12/08/16 to be repurchased at EUR 6,001,678, collateralized by Republic of France, 2.25% due at 10/25/22, par and fair value of EUR 5,300,000 and $6,337,327, respectively)	EUR	6,005	6,321,130
Deutsche Bank AG, (0.70)%, 1/20/17 (Purchased on 12/05/16 to be repurchased at JPY 502,608,778, collateralized by Government of Japan (20 Year), 0.50% due at 9/20/36, par and fair value of JPY 500,000,000 and $4,218,011, respectively)	JPY	503,000	4,303,743

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (r)
Deutsche Bank AG, (0.50)%, 1/20/17 (Purchased on 12/02/16 to be repurchased at JPY 502,213,854, collateralized by Government of Japan (20 Year), 0.50% due at 9/20/36, par and fair value of JPY 500,000,000 and $4,218,011, respectively)	JPY	502,500	$4,299,465
Deutsche Bank Securities, Inc., 0.50%, 1/17/17 (Purchased on 12/15/16 to be repurchased at $7,891,976, collateralized by U.S. Treasury Strips, 0.00% due at 2/15/36, par and fair value of USD 13,601,000 and $8,094,839, respectively)	USD	7,889	7,888,580
J.P. Morgan Securities PLC, (1.50)%, Open (s) (Purchased on 12/01/16 to be repurchased at EUR 7,039,612, collateralized by Republic of France, 2.25% due at 10/25/22, par and fair value of EUR 6,200,000 and $7,413,477, respectively)	EUR	7,048	7,418,619
J.P. Morgan Securities PLC, (1.05)%, Open (s) (Purchased on 10/18/16 to be repurchased at EUR 113,237, collateralized by Syngenta Finance NV, 1.88% due at 11/02/21, par and fair value of EUR 100,000 and $111,984, respectively)		113	119,453
J.P. Morgan Securities PLC, 0.00% (Purchased on 12/15/16 to be repurchased at $550,730, collateralized by Industrial & Commercial Bank of China Ltd., 6.00% (k), par and fair value of USD 500,000 and $524,161, respectively)	USD	551	550,730
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, 1/3/17 (Purchased on 12/30/16 to be repurchased at $80,915,839, collateralized by U.S. Treasury Inflation Indexed Notes, 0.13% due at 7/15/26, par and fair value of USD 84,116,034 and $81,342,709, respectively)		80,914	80,914,490
RBC Capital Markets, LLC, 0.15%, Open (s) (Purchased on 5/05/16 to be repurchased at $1,411,893, collateralized by Caterpillar, Inc., 3.80% due at 8/15/42, par and fair value of USD 1,400,000 and $1,345,154, respectively)		1,411	1,410,500
RBC Capital Markets, LLC, 0.40%, Open (s) (Purchased on 12/19/16 to be repurchased at $2,556,591, collateralized by Caterpillar, Inc., 3.40% due at 5/15/24, par and fair value of USD 2,500,000 and $2,574,463, respectively)		2,556	2,556,250
RBC Capital Markets, LLC, 0.40%, Open (s) (Purchased on 12/21/16 to be repurchased at $3,139,099, collateralized by Praxair, Inc., 3.20% due at 1/30/26, par and fair value of USD 3,100,000 and $3,110,980, respectively)		3,139	3,138,750

			312,692,847

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	29

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Certificates of Deposit		Par (000)	Value
Domestic — 0.3%
Wells Fargo Bank N.A., 1.48%, 9/22/17 (b)	USD	24,620	$24,651,760

Yankee — 1.8% (t)
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.54%, 8/17/17 (b)		25,030	25,070,048
Cooperatieve Rabobank UA, New York, 1.41%, 8/16/17 (b)		25,030	25,064,416
Credit Industriel et Commercial, New York, 1.51%, 8/16/17 (b)		25,030	25,088,195
Credit Suisse AG, New York, 1.69%, 8/16/17 (b)		12,280	12,298,383
Credit Suisse AG, New York, 1.72%, 8/24/17 (b)		12,080	12,097,395
Skandinaviska Enskilda Banken AB, New York, 1.39%, 8/17/17 (b)		25,030	25,069,147
Sumitomo Mitsui Banking Corp., New York, 1.53%, 8/18/17 (b)		13,070	13,087,945
Toronto-Dominion Bank, New York, 1.41%, 8/15/17 (b)		24,630	24,674,112
UBS AG, Stamford, 1.53%, 9/01/17		12,740	12,762,663

			175,212,304
Total Certificates of Deposit — 2.1%			199,864,064

Commercial Paper		Par (000)	Value
BNP Paribas SA, (New York Branch), 1.53%, 8/17/17 (b)(u)		12,820	12,836,283
BPCE SA, 1.49%, 8/14/17 (u)		25,150	24,942,729
Mizuho Corporate Bank, (New York Branch), 1.37%, 8/16/17 (u)		24,820	24,603,858
Nordea Bank AB, 1.21%, 3/09/17 (u)		12,250	12,229,550
Norinchukin Bank, (New York Branch), 1.20%, 2/22/17 (b)(u)		12,930	12,937,174
Sumitomo Mitsui Trust Bank Ltd., (New York Branch), 1.53%, 8/16/17 (b)(u)		25,030	25,077,570
Svenska Handelsbanken AB, (New York Branch), 1.20%, 2/27/17 (b)(u)		12,610	12,619,619
Swedbank AB, (New York Branch), 1.38%, 8/18/17 (b)(u)		12,860	12,880,103
Total Commercial Paper — 1.4%			138,126,886

Foreign Agency Obligations — 0.9%		Par (000)	Value
Japan Treasury Discount Bill, 0.26%, 2/10/17 (u)	JPY	10,000,000	85,585,198

Money Market Funds		Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (m)(v)		3,053	3,052,644
SL Liquidity Series, LLC, Money Market Series, 0.95% (m)(v)(w)		573	573,156
Total Money Market Funds — 0.0%			3,625,800
Total Short-Term Securities (Cost — $755,221,136) — 7.7%			739,894,795

Options Purchased			Value
(Cost — $14,102,558) — 0.2%			$ 15,486,964
Total Investments Before TBA Sale Commitments, Options Written and Borrowed Bonds
(Cost — $14,293,552,890*) — 148.6%			14,184,873,189

TBA Sale Commitments (o)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/27-1/01/32	USD	41,190	(41,296,146)
3.00%, 1/01/32-1/01/47		813,020	(809,889,164)
3.50%, 1/01/32-1/01/47		891,509	(916,494,671)
4.00%, 1/01/47		796,744	(837,285,141)
4.50%, 1/01/47		77,924	(83,780,138)
5.00%, 1/01/47		10,384	(11,312,070)
6.00%, 1/01/47		609	(689,597)
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/47		23,836	(23,668,538)
3.50%, 1/01/32-1/01/47		66,852	(68,561,384)
4.00%, 1/01/47		103,205	(108,385,626)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 1/15/47		830	(863,036)
4.00%, 1/15/47		1,040	(1,104,452)
Total TBA Sale Commitments
(Proceeds — $2,890,824,467) — (30.4)%			(2,903,329,963)

Options Written
(Premiums Received — $7,025,693) — (0.1)%			(7,512,553)

Borrowed Bonds		Par (000)	Value
Corporate Bonds — (0.2)%
Bank of Communications Co. Ltd., 5.00% (b)(k)	USD	500	(508,150)
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23		5,882	(6,225,150)
Caterpillar, Inc.,
3.40%, 5/15/24		2,500	(2,574,463)
3.80%, 8/15/42		1,400	(1,345,154)
Grupo Antolin Dutch BV, 5.13%, 6/30/22	EUR	100	(113,344)
Praxair, Inc., 3.20%, 1/30/26	USD	3,100	(3,110,980)
Shell International Finance BV, 3.25%, 5/11/25		8,300	(8,293,194)
Syngenta Finance NV, 1.88%, 11/02/21	EUR	100	(111,984)

			(22,282,419)
Foreign Agency Obligations — (0.0)%
Industrial & Commercial Bank of China Ltd., 6.00% (b)(k)	USD	500	(524,161)

			(524,161)

30	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Borrowed Bonds		Par (000)	Value
Foreign Government Obligations — (1.5)%
Government of Japan (20 Year), 0.50%, 9/20/36	JPY	1,000,000	$(8,436,021)
Republic of France, 2.25%, 10/25/22	EUR	17,700	(21,164,280)
United Kingdom Gilt Inflation Linked Bond, 0.13%, 3/22/26	GBP	68,211	(101,796,174)
United Mexican States,
5.13%, 1/15/20	USD	5,466	(5,867,751)
3.50%, 1/21/21		1,388	(1,410,208)

			(138,674,434)
U.S. Treasury Obligations — (1.6)%
U.S. Treasury Inflation Indexed Notes, 0.13%, 4/15/21-7/15/26		119,810	(117,242,444)

Borrowed Bonds		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes:
1.75%, 11/30/21	USD	27,752	$ (27,544,446)
U.S. Treasury Strips,
0.00%, 2/15/36 (i)		13,601	(8,094,839)

			(152,881,729)
Total Borrowed Bonds (Proceeds — $315,634,081) — (3.3)%			(314,362,743)

Total Investments Net of TBA Sale Commitments, Options Written and Borrowed Bonds — 114.8%			10,959,667,930
Liabilities in Excess of Other Assets — (14.8)%			(1,416,696,564)

Net Assets — 100.0%			$9,542,971,366

Notes to Consolidated Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$14,301,025,303

Gross unrealized appreciation	$80,635,076
Gross unrealized depreciation	(196,787,190)

Net unrealized depreciation	$(116,152,114)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Non-income producing security.

(e)	Security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Convertible security.

(i)	Zero-coupon bond.

(j)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(k)	Perpetual security with no stated maturity date.

(l)	U.S. dollar denominated security issued by foreign domiciled entity.

(m)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at September 30, 2016	Par/Shares Purchased	Par/Shares Sold	Par/Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Loss
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$7,020	—	—	$ 7,020	$ 6,464	—		—
BlackRock Liquidity Funds, T-Fund, Institutional Class	277,766,479	—	(274,713,835)[1]	3,052,644	3,052,644	$11,332		—
SL Liquidity Series, LLC, Money Market Series	2,081,765	—	(1,508,666)[1]	573,099	573,156	917	[2]	—
iShares MSCI Emerging Markets ETF	70,243	66,720	(136,963)	—	—	—		$(340,409)
Total					$3,632,264	$12,249		$(340,409)

[1]	Represents net shares purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	31

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

(o)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Amherst Pierpont Securities LLC	$(3,781,557)	$ (35,057)
Barclays Capital, Inc.	$(36,220,918)	$ 266,160
BNP Paribas Securities Corp.	$(86,722,351)	$ 219,358
Citigroup Global Markets, Inc.	$1,316,524	$(516,515)
Credit Suisse Securities (USA) LLC	$(283,178,958)	$ 366,321
Daiwa Capital Markets America, Inc.	$67,984,679	$ (39,618)
Deutsche Bank Securities, Inc.	$17,435,511	$ 13,550
Goldman Sachs & Co.	$(159,499,033)	$ 488,223
J.P. Morgan Securities LLC	$346,510,491	$(136,088)
Jefferies LLC	$124,807,412	$ 69,194
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(31,874,939)	$(310,250)
Morgan Stanley & Co. LLC	$(57,007,391)	$(218,328)
Nomura Securities International, Inc.	$102,796,833	$(172,349)
RBC Capital Markets, LLC	$10,534,464	$ 110,469
Wells Fargo Securities, LLC	$36,119,894	$ (35,522)

(p)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

(q)	All or a portion of security has been pledged as collateral in connection with outstanding TBA commitments.

(r)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(s)	The amount to be repurchased assumes the maturity will be the day after the period end.

(t)	Issuer is a U.S. branch of a foreign domiciled bank.

(u)	Rates are discount rates or a range of discount rates at the time of purchase.

(v)	Current yield as of period end.

(w)	Security was purchased with the cash collateral from loaned securities.

•	For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	0.64%	6/29/16	Open	$433,550	$434,259	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	9/13/16	Open	2,572,235	2,576,442	Corporate Bonds	Open/Demand[1]
Nomura Securities International, Inc.	0.20%	11/07/16	Open	226,997,000	227,066,360	U.S. Treasury Obligations	Open/Demand[1]
Nomura Securities International, Inc.	0.48%	11/07/16	Open	40,100,000	40,129,407	U.S. Treasury Obligations	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.40%	11/23/16	Open	125,125,000	125,176,440	U.S. Treasury Obligations	Open/Demand[1]
Nomura Securities International, Inc.	0.15%	12/02/16	Open	40,715,532	40,720,621	U.S. Treasury Obligations	Open/Demand[1]
Credit Agricole Corporate & Investment Bank SA	0.30%	12/06/16	Open	49,812,500	49,823,293	U.S. Treasury Obligations	Open/Demand[1]
Credit Agricole Corporate & Investment Bank SA	0.30%	12/07/16	Open	81,068,750	81,085,639	U.S. Treasury Obligations	Open/Demand[1]
Credit Agricole Corporate & Investment Bank SA	0.30%	12/07/16	Open	65,625,000	65,638,672	U.S. Treasury Obligations	Open/Demand[1]
HSBC Securities (USA), Inc.	0.35%	12/12/16	Open	144,937,500	144,964,273	U.S. Treasury Obligations	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.65%	12/15/16	1/17/17	7,669,594	7,671,948	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas Securities Corp.	0.25%	12/30/16	1/03/17	286,737,500	286,741,483	U.S. Treasury Obligations	Overnight
Credit Suisse Securities (USA) LLC	(2.00%)	12/30/16	1/03/17	198,370,238	198,348,197	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	(0.95%)	12/30/16	1/03/17	109,334,959	109,329,188	U.S. Treasury Obligations	Overnight

32	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
J.P. Morgan Securities LLC	(1.00%)	12/30/16	1/03/17	$113,906,250	$113,899,922	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(0.69%)	12/30/16	1/03/17	68,349,120	68,346,500	U.S. Treasury Obligations	Overnight
Total				$1,561,754,728	$1,561,952,644

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(40)	CBOE Volatility Index	January 2017	USD	605,000	$60,340
352	VSTOXX Mini	January 2017	USD	737,363	(47,551)
(40)	CBOE Volatility Index	February 2017	USD	663,000	(28,481)
352	VSTOXX Mini	February 2017	USD	813,322	12,636
(58)	Euro STOXX 50 Index	March 2017	USD	2,000,737	(4,752)
(426)	Euro-Bobl	March 2017	USD	59,923,767	(476,353)
(2,753)	Euro-Bund	March 2017	USD	475,699,436	(4,594,581)
(8)	Euro-OAT	March 2017	USD	1,278,511	(15,166)
(7)	Euro-Schatz	March 2017	USD	827,417	(1,479)
600	Long Gilt British	March 2017	USD	93,044,264	2,326,416
(197)	S&P 500 E-Mini Index	March 2017	USD	22,026,570	169,677
1,071	U.S. Treasury Bonds (30 Year)	March 2017	USD	161,352,844	771,977
1,575	U.S. Treasury Notes (2 Year)	March 2017	USD	341,282,813	626,101
1,132	U.S. Treasury Notes (5 Year)	March 2017	USD	133,195,719	414,430
697	U.S. Treasury Notes (10 Year)	March 2017	USD	86,624,031	317,670
(1,192)	U.S. Ultra Treasury Bonds	March 2017	USD	191,018,000	(2,437,853)
(160)	WTI Light Sweet Crude Oil[1]	March 2017	USD	8,745,600	(74,929)
166	WTI Light Sweet Crude Oil[1]	June 2017	USD	9,377,340	107,825
164	Euro Dollar	December 2017	USD	40,376,800	42,827
(463)	Euro Dollar	September 2018	USD	113,579,688	178,783
(164)	Euro Dollar	December 2018	USD	40,180,000	(59,673)
Total					$(2,712,136)

[1]	All or a portion of security is held by a wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	24,813,335	USD	7,249,320	BNP Paribas S.A.	1/04/17	$362,639
BRL	9,815,559	USD	2,834,000	Goldman Sachs International	1/04/17	177,108
BRL	13,571,800	USD	3,980,000	Goldman Sachs International	1/04/17	183,406
BRL	22,451,832	USD	6,640,000	Goldman Sachs International	1/04/17	247,523
BRL	12,586,249	USD	3,784,200	Nomura International PLC	1/04/17	76,870
BRL	17,996,150	USD	5,300,000	Royal Bank of Scotland PLC	1/04/17	220,659
EUR	2,489,790	USD	2,610,000	HSBC Bank PLC	1/04/17	11,606
GBP	2,133,918	USD	2,610,000	Royal Bank of Scotland PLC	1/04/17	20,234
HUF	781,968,000	USD	2,640,000	Deutsche Bank AG	1/04/17	22,128
JPY	303,994,530	USD	2,610,000	Morgan Stanley & Co. International PLC	1/04/17	(8,200)
SEK	23,797,376	USD	2,610,000	Morgan Stanley & Co. International PLC	1/04/17	2,956

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	33

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	9,186,425	USD	2,610,000	Barclays Bank PLC	1/04/17	$(8,140)
USD	3,624,660	BRL	12,689,935	Goldman Sachs International	1/04/17	(268,217)
USD	2,834,000	BRL	9,826,895	Goldman Sachs International	1/04/17	(180,586)
USD	3,306,000	BRL	11,319,744	Goldman Sachs International	1/04/17	(166,545)
USD	3,784,200	BRL	12,650,581	Goldman Sachs International	1/04/17	(96,605)
USD	3,784,200	BRL	12,635,444	Goldman Sachs International	1/04/17	(91,961)
USD	3,624,660	BRL	12,653,170	Morgan Stanley & Co. International PLC	1/04/17	(256,939)
USD	3,734,900	BRL	12,709,865	Morgan Stanley & Co. International PLC	1/04/17	(164,091)
USD	3,734,900	BRL	12,638,902	Morgan Stanley & Co. International PLC	1/04/17	(142,322)
USD	1,360,000	BRL	4,528,800	Morgan Stanley & Co. International PLC	1/04/17	(29,295)
USD	2,610,000	EUR	2,497,297	Credit Suisse International	1/04/17	(19,510)
USD	2,610,000	GBP	2,106,829	Goldman Sachs International	1/04/17	13,155
USD	2,640,000	HUF	783,483,096	Morgan Stanley & Co. International PLC	1/04/17	(27,286)
USD	2,610,000	JPY	306,358,146	Morgan Stanley & Co. International PLC	1/04/17	(12,029)
USD	2,610,000	SEK	24,059,737	Barclays Bank PLC	1/04/17	(31,763)
USD	2,610,000	TRY	9,196,687	HSBC Bank PLC	1/04/17	5,234
USD	2,610,000	ZAR	35,625,456	Citibank N.A.	1/04/17	18,660
ZAR	36,510,306	USD	2,610,000	Morgan Stanley & Co. International PLC	1/04/17	45,701
BRL	8,725,230	USD	2,610,000	Royal Bank of Scotland PLC	1/05/17	65,795
IDR	35,143,650,000	USD	2,610,000	Barclays Bank PLC	1/05/17	(3,871)
USD	33,632,671	CAD	45,205,000	JPMorgan Chase Bank N.A.	1/05/17	(38,394)
USD	3,717,320	CLP	2,509,748,598	Royal Bank of Scotland PLC	1/05/17	(27,998)
USD	273,872	EUR	259,000	Barclays Bank PLC	1/05/17	1,145
USD	1,093,489	EUR	1,025,000	Goldman Sachs International	1/05/17	14,164
USD	24,643,504	EUR	23,100,000	Goldman Sachs International	1/05/17	319,198
USD	202,116,958	EUR	190,051,000	Goldman Sachs International	1/05/17	1,993,209
USD	11,166,441	EUR	10,500,000	Morgan Stanley & Co. International PLC	1/05/17	109,939
USD	16,510,980	GBP	13,221,000	Royal Bank of Scotland PLC	1/05/17	214,515
USD	867,271	JPY	98,316,000	Barclays Bank PLC	1/05/17	25,763
USD	8,493,009	JPY	1,000,000,000	Credit Suisse International	1/05/17	(66,208)
USD	287,674	JPY	32,676,000	Morgan Stanley & Co. International PLC	1/05/17	7,993
AUD	28,901,207	USD	20,745,000	Deutsche Bank AG	1/06/17	107,640
CAD	28,143,667	USD	20,745,000	BNP Paribas S.A.	1/06/17	218,152
CNH	16,108,640	USD	2,325,000	BNP Paribas S.A.	1/06/17	(20,984)
CNH	8,297,384	USD	1,197,120	Citibank N.A.	1/06/17	(10,347)
CNH	13,551,110	USD	1,955,000	HSBC Bank PLC	1/06/17	(16,787)
CNH	5,788,454	USD	835,200	JPMorgan Chase Bank N.A.	1/06/17	(7,279)
CNH	1,994,140	USD	287,680	Royal Bank of Scotland PLC	1/06/17	(2,459)
EUR	19,928,145	USD	20,745,000	Deutsche Bank AG	1/06/17	240,493
GBP	16,946,109	USD	20,745,000	BNP Paribas S.A.	1/06/17	143,708
USD	20,745,000	AUD	28,711,213	Morgan Stanley & Co. International PLC	1/06/17	29,443
USD	20,745,000	CAD	27,934,387	Morgan Stanley & Co. International PLC	1/06/17	(62,268)
USD	10,999,230	CNH	76,024,476	HSBC Bank PLC	1/06/17	125,464
USD	20,745,002	EUR	19,646,131	Citibank N.A.	1/06/17	56,486
USD	20,745,000	GBP	16,850,603	Barclays Bank PLC	1/06/17	(25,984)
GBP	13,000	USD	16,279	JPMorgan Chase Bank N.A.	1/09/17	(253)
RUB	161,690,760	USD	2,640,000	JPMorgan Chase Bank N.A.	1/09/17	(10,066)
USD	3,314,072	GBP	2,648,000	Citibank N.A.	1/09/17	49,720

34	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,640,000	RUB	160,116,000	JPMorgan Chase Bank N.A.	1/09/17	$35,680
CNH	43,939,350	USD	6,300,000	Bank of America N.A.	1/10/17	(24,877)
CNH	29,277,780	USD	4,200,000	Société Générale	1/10/17	(18,744)
EUR	2,215,000	USD	2,377,076	Goldman Sachs International	1/10/17	(44,040)
RUB	194,521,621	USD	3,038,000	JPMorgan Chase Bank N.A.	1/10/17	125,236
USD	2,353,048	EUR	2,215,000	Bank of America N.A.	1/10/17	20,011
USD	3,038,000	RUB	186,897,760	Morgan Stanley & Co. International PLC	1/10/17	(1,259)
IDR	265,053,700	USD	20,025	HSBC Bank PLC	1/11/17	(388)
USD	1,194,872	IDR	15,718,537,773	BNP Paribas S.A.	1/11/17	30,320
EUR	1,647,096	USD	1,798,270	Deutsche Bank AG	1/12/17	(63,210)
EUR	3,980,000	USD	4,244,670	Royal Bank of Scotland PLC	1/12/17	(52,116)
USD	288,101	EUR	272,003	Citibank N.A.	1/12/17	1,571
USD	289,989	EUR	273,731	Citibank N.A.	1/12/17	1,639
USD	1,401,313	EUR	1,326,667	Goldman Sachs International	1/12/17	3,795
USD	1,401,580	EUR	1,326,667	Goldman Sachs International	1/12/17	4,062
USD	1,401,659	EUR	1,326,667	Goldman Sachs International	1/12/17	4,141
USD	4,234,283	EUR	3,980,000	Goldman Sachs International	1/12/17	41,729
USD	3,987,039	EUR	3,553,700	Goldman Sachs International	1/12/17	243,552
EUR	7,794,000	USD	8,309,651	JPMorgan Chase Bank N.A.	1/13/17	(98,958)
RUB	83,785,900	USD	1,298,000	Bank of America N.A.	1/13/17	63,591
RUB	386,040	USD	6,000	Deutsche Bank AG	1/13/17	273
RUB	74,951,712	USD	1,168,200	Deutsche Bank AG	1/13/17	49,828
RUB	419,879,636	USD	6,490,000	Deutsche Bank AG	1/13/17	333,397
RUB	493,290,054	USD	7,794,000	JPMorgan Chase Bank N.A.	1/13/17	222,377
USD	8,314,079	EUR	7,794,000	Morgan Stanley & Co. International PLC	1/13/17	103,385
USD	2,233,873	RUB	136,623,685	HSBC Bank PLC	1/13/17	13,624
USD	7,794,000	RUB	476,649,864	HSBC Bank PLC	1/13/17	48,040
USD	2,247,227	RUB	137,620,169	JPMorgan Chase Bank N.A.	1/13/17	10,784
INR	136,760,000	USD	2,000,000	JPMorgan Chase Bank N.A.	1/17/17	11,117
TWD	196,326,200	USD	6,205,000	BNP Paribas S.A.	1/17/17	(108,405)
USD	6,205,000	TWD	196,326,200	HSBC Bank PLC	1/17/17	108,405
ZAR	60,638,382	USD	4,410,000	Morgan Stanley & Co. International PLC	1/17/17	(11,034)
IDR	13,524,491,844	USD	990,442	Bank of America N.A.	1/18/17	10,476
IDR	18,676,675,000	USD	1,368,255	BNP Paribas S.A.	1/18/17	13,966
IDR	18,911,800,000	USD	1,385,480	BNP Paribas S.A.	1/18/17	14,141
RUB	494,685,180	USD	7,794,000	JPMorgan Chase Bank N.A.	1/18/17	236,181
USD	1,269,921	IDR	16,705,805,000	JPMorgan Chase Bank N.A.	1/18/17	33,560
USD	1,269,438	IDR	16,705,800,247	UBS AG	1/18/17	33,078
USD	1,251,727	IDR	16,456,460,000	UBS AG	1/18/17	33,820
USD	2,702,400	INR	182,979,504	Royal Bank of Scotland PLC	1/18/17	11,894
USD	2,305,325	RUB	141,132,015	Bank of America N.A.	1/18/17	14,342
USD	2,457,616	RUB	150,430,647	Citibank N.A.	1/18/17	15,688
USD	3,031,059	RUB	184,833,988	Deutsche Bank AG	1/18/17	30,665
USD	1,715,096	GBP	1,352,414	HSBC Bank PLC	1/20/17	47,364
KRW	112,047,300	USD	95,400	Barclays Bank PLC	1/23/17	(2,630)
USD	2,869,400	KRW	3,370,913,732	Royal Bank of Scotland PLC	1/23/17	78,446
USD	7,585,880	MXN	155,056,255	Morgan Stanley & Co. International PLC	1/23/17	134,423
USD	4,069,000	TWD	129,402,338	Nomura International PLC	1/23/17	49,520

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	35

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	199,222,555	USD	1,732,000	Morgan Stanley & Co. International PLC	1/27/17	$(24,566)
BRL	6,692,370	USD	1,990,000	Goldman Sachs International	2/01/17	45,569
BRL	6,726,200	USD	1,990,000	Morgan Stanley & Co. International PLC	2/01/17	55,859
RUB	160,901,400	USD	2,640,000	JPMorgan Chase Bank N.A.	2/02/17	(36,453)
TRY	9,252,870	USD	2,610,000	HSBC Bank PLC	2/02/17	(5,563)
USD	2,610,000	EUR	2,486,090	HSBC Bank PLC	2/02/17	(11,758)
USD	2,610,000	GBP	2,132,361	Royal Bank of Scotland PLC	2/02/17	(20,414)
USD	2,640,000	HUF	781,532,664	Deutsche Bank AG	2/02/17	(23,074)
USD	2,610,000	JPY	303,547,880	Morgan Stanley & Co. International PLC	2/02/17	7,747
USD	2,610,000	SEK	23,758,949	Morgan Stanley & Co. International PLC	2/02/17	(3,760)
ZAR	35,818,223	USD	2,610,000	Citibank N.A.	2/02/17	(19,819)
BRL	8,562,366	USD	2,610,000	State Street Bank and Trust Co.	2/03/17	(6,976)
COP	7,850,880,000	USD	2,610,000	State Street Bank and Trust Co.	2/03/17	(13,273)
HKD	135,373,250	USD	17,245,000	HSBC Bank PLC	2/03/17	215,794
USD	17,245,000	HKD	134,597,225	HSBC Bank PLC	2/03/17	(115,701)
USD	1,573,184	EUR	1,411,576	Morgan Stanley & Co. International PLC	2/06/17	84,323
BRL	26,190,531	USD	7,544,225	Goldman Sachs International	2/07/17	409,787
CNH	14,088,122	USD	2,040,000	Citibank N.A.	2/07/17	(46,125)
CNH	65,155,500	USD	9,375,000	HSBC Bank PLC	2/07/17	(153,621)
CNH	27,236,000	USD	4,000,000	HSBC Bank PLC	2/07/17	(145,322)
MXN	45,476,449	USD	2,195,000	Deutsche Bank AG	2/07/17	(13,807)
MXN	45,550,640	USD	2,195,000	UBS AG	2/07/17	(10,249)
USD	2,461,564	BRL	8,217,931	Goldman Sachs International	2/07/17	(34,205)
USD	11,037,177	BRL	36,277,435	Goldman Sachs International	2/07/17	19,792
USD	3,072,010	BRL	10,100,000	Nomura International PLC	2/07/17	4,660
USD	6,040,000	CNH	41,917,600	Bank of America N.A.	2/07/17	107,453
USD	9,375,000	CNH	65,062,500	Bank of America N.A.	2/07/17	166,783
USD	4,390,000	MXN	90,363,760	Goldman Sachs International	2/07/17	55,872
USD	1,068,790	IDR	14,262,999,436	Bank of America N.A.	2/10/17	16,946
USD	2,808,742	IDR	37,707,366,465	Goldman Sachs International	2/10/17	27,963
USD	4,141,370	IDR	55,390,820,335	Goldman Sachs International	2/10/17	56,501
USD	886,235	IDR	11,866,692,819	HSBC Bank PLC	2/10/17	11,111
USD	4,154,645	IDR	55,834,279,362	HSBC Bank PLC	2/10/17	37,073
USD	2,752,681	IDR	36,927,213,977	Standard Chartered Bank	2/10/17	29,435
USD	2,813,963	IDR	37,749,310,155	Standard Chartered Bank	2/10/17	30,090
USD	907,730	IDR	12,149,962,273	UBS AG	2/10/17	11,715
USD	100,715,046	JPY	10,012,120,000	BNP Paribas S.A.	2/10/17	14,857,535
EUR	411,067	USD	449,574	BNP Paribas S.A.	2/14/17	(15,853)
EUR	133,565	USD	144,093	Goldman Sachs International	2/14/17	(3,166)
EUR	516,413	USD	547,893	Goldman Sachs International	2/14/17	(3,019)
EUR	1,343,432	USD	1,446,737	UBS AG	2/14/17	(29,266)
EUR	887,409	USD	955,646	UBS AG	2/14/17	(19,331)
EUR	17,657	USD	18,832	UBS AG	2/14/17	(202)
USD	9,215,328	EUR	8,307,281	Citibank N.A.	2/14/17	450,218
USD	2,033,685	EUR	1,832,547	Morgan Stanley & Co. International PLC	2/14/17	100,143
IDR	16,715,880,000	USD	1,210,419	BNP Paribas S.A.	2/16/17	21,181
IDR	18,168,113,667	USD	1,315,577	BNP Paribas S.A.	2/16/17	23,021
INR	209,215,000	USD	3,070,820	Bank of America N.A.	2/16/17	(4,411)

36	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	209,430,000	USD	3,069,921	Bank of America N.A.	2/16/17	$(360)
INR	300,695,000	USD	4,361,691	Bank of America N.A.	2/16/17	45,517
INR	170,670,000	USD	2,502,493	HSBC Bank PLC	2/16/17	(1,027)
INR	170,674,468	USD	2,504,394	UBS AG	2/16/17	(2,863)
INR	214,105,000	USD	3,140,290	UBS AG	2/16/17	(2,209)
INR	268,045,139	USD	3,893,741	UBS AG	2/16/17	34,927
INR	290,385,000	USD	4,217,341	UBS AG	2/16/17	38,756
USD	3,174,490	IDR	42,554,041,905	JPMorgan Chase Bank N.A.	2/16/17	39,177
USD	7,524,470	IDR	99,623,979,111	Morgan Stanley & Co. International PLC	2/16/17	184,335
USD	40,532,352	INR	2,744,040,199	JPMorgan Chase Bank N.A.	2/16/17	313,670
EUR	7,713,223	GBP	6,604,000	JPMorgan Chase Bank N.A.	2/17/17	(9,552)
EUR	7,165,000	USD	7,616,396	JPMorgan Chase Bank N.A.	2/17/17	(55,551)
USD	53,807	EUR	50,500	Barclays Bank PLC	2/17/17	517
USD	679,374	EUR	639,000	Citibank N.A.	2/17/17	5,071
USD	9,450,801	GBP	7,612,131	JPMorgan Chase Bank N.A.	2/17/17	57,926
RUB	242,566,800	EUR	3,752,000	Société Générale	2/22/17	(50,372)
HKD	22,889,790	USD	2,953,750	Bank of America N.A.	2/27/17	(1,152)
HKD	69,472,537	USD	8,965,000	HSBC Bank PLC	2/27/17	(3,605)
HKD	47,118,741	USD	6,081,250	HSBC Bank PLC	2/27/17	(3,314)
USD	18,000,000	HKD	140,211,000	HSBC Bank PLC	2/27/17	(86,084)
USD	8,625,000	JPY	980,033,737	JPMorgan Chase Bank N.A.	3/06/17	212,308
USD	8,600,000	JPY	973,738,956	Standard Chartered Bank	3/06/17	241,343
AUD	5,480,845	EUR	3,800,000	Goldman Sachs International	3/15/17	(67,319)
EUR	1,750,000	SEK	16,732,415	Goldman Sachs International	3/15/17	4,369
PLN	4,058,968	EUR	915,000	Barclays Bank PLC	3/15/17	1,842
PLN	1,863,146	EUR	420,000	BNP Paribas S.A.	3/15/17	849
PLN	9,359,475	EUR	2,110,000	Deutsche Bank AG	3/15/17	4,117
PLN	1,574,909	EUR	355,000	Goldman Sachs International	3/15/17	742
USD	8,000,000	CNH	56,168,000	BNP Paribas S.A.	3/15/17	102,640
USD	877,393	CNH	6,118,497	Deutsche Bank AG	3/15/17	17,117
USD	37,954,000	CNH	267,545,716	Westpac Banking Corp.	3/15/17	336,408
USD	865,695	EUR	800,000	JPMorgan Chase Bank N.A.	3/15/17	20,360
USD	2,846,766	EUR	2,630,733	JPMorgan Chase Bank N.A.	3/15/17	66,953
USD	887,488	HKD	6,879,275	Bank of America N.A.	3/15/17	103
USD	2,496,101	JPY	282,182,947	Bank of America N.A.	3/15/17	72,570
USD	3,164,096	JPY	357,699,500	Bank of America N.A.	3/15/17	91,990
USD	456,383	JPY	51,600,000	Goldman Sachs International	3/15/17	13,216
USD	366,073	JPY	41,660,000	Standard Chartered Bank	3/15/17	8,276
USD	529,093	SGD	750,000	Barclays Bank PLC	3/15/17	11,388
USD	854,200	KRW	989,804,098	HSBC Bank PLC	3/16/17	34,604
USD	972,984	TWD	30,746,280	JPMorgan Chase Bank N.A.	3/16/17	15,663
CNH	31,338,938	USD	4,485,000	Bank of America N.A.	5/19/17	(116,491)
USD	4,485,000	CNH	31,378,168	HSBC Bank PLC	5/19/17	111,023
HKD	132,970,084	USD	16,790,000	Goldman Sachs International	1/19/18	321,577
USD	16,790,000	HKD	131,339,775	Goldman Sachs International	1/19/18	(111,776)
Total						$23,127,095

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	37

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Delta Air Lines, Inc.	Call	1/20/17	USD	52.50	1,625	$64,188
EURO STOXX 50 Index	Call	1/20/17	EUR	3,050.00	222	560,854
EURO STOXX 50 Index	Call	1/20/17	EUR	3,000.00	148	448,995
EURO STOXX 50 Index	Call	1/20/17	EUR	3,100.00	73	148,308
SPDR S&P 500 ETF Trust	Call	1/20/17	USD	230.00	611	15,886
SPDR S&P Oil & Gas Explore & Production ETF	Call	1/20/17	USD	45.00	686	8,918
SPDR Gold Trust ETF[1]	Call	3/17/17	USD	130.00	1,300	18,200
EURO STOXX 50 Index	Put	1/20/17	EUR	3,250.00	266	99,962
EURO STOXX 50 Index	Put	1/20/17	EUR	3,225.00	266	78,402
S&P 500 Index	Put	1/20/17	USD	2,265.00	27	98,955
SPDR S&P 500 ETF Trust	Put	1/20/17	USD	225.00	815	257,133
SPDR S&P Retail ETF	Put	1/20/17	USD	45.00	5,441	704,610
Utilities SPDR ETF	Put	1/20/17	USD	45.00	2,500	21,250
Ally Financial, Inc.	Put	3/17/17	USD	19.00	1,555	155,500
Ally Financial, Inc.	Put	3/17/17	USD	18.00	1,040	62,400
Energy Select Sector SPDR ETF	Put	3/17/17	USD	65.00	1,800	94,500
iShares FTSE/Xinhua China 25 Index ETF	Put	3/17/17	USD	34.00	23,344	2,591,184
Total						$5,429,245

[1]	All or a portion of security is held by a wholly-owned subsidiary.

OTC Barrier Options Purchased

Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price	Barrier Price		Contracts	Value
S&P 500 Index	Put	Under-and-In	JPMorgan Chase Bank N.A.	2/17/17	USD2,073.80	USD	1.76	77,876	$645,412

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
EUR Currency	Call	Deutsche Bank AG	1/04/17	USD	1.09	EUR	20,500	—	$1,784
EUR Currency	Call	Deutsche Bank AG	1/04/17	USD	1.09	EUR	10,200	—	904
EUR Currency	Call	Goldman Sachs International Morgan Stanley & Co.	1/04/17	USD	1.08	EUR	20,500	—	9,560
EUR Currency	Call	International PLC	1/04/17	USD	1.09	EUR	10,300	—	913
EUR Currency	Call	Citibank N.A.	1/05/17	USD	1.13	EUR	146,951	—	15
USD Currency	Call	Bank of America N.A.	1/06/17	CNH	7.00	USD	21,000	—	44,139
USD Currency	Call	JPMorgan Chase Bank N.A.	1/09/17	CAD	1.35	USD	4,380	—	21,290
USD Currency	Call	BNP Paribas S.A.	1/13/17	TWD	32.00	USD	20,700	—	257,879
USD Currency	Call	Deutsche Bank AG	1/13/17	TWD	33.00	USD	4,000	—	4,711
USD Currency	Call	JPMorgan Chase Bank N.A.	1/13/17	TWD	33.00	USD	21,500	—	25,324
USD Currency	Call	JPMorgan Chase Bank N.A.	1/17/17	MXN	20.75	USD	40,750	—	375,274
EUR Currency	Call	UBS AG	1/20/17	CHF	1.09	EUR	42,000	—	50,109
USD Currency	Call	Citibank N.A.	1/20/17	TRY	3.45	USD	5,404	—	158,286
USD Currency	Call	Bank of America N.A.	1/23/17	JPY	115.00	USD	16,100	—	349,872
USD Currency	Call	BNP Paribas S.A.	1/23/17	TWD	32.00	USD	7,880	—	110,976
USD Currency	Call	Goldman Sachs International	1/23/17	INR	69.00	USD	7,880	—	13,058
USD Currency	Call	Bank of America N.A.	2/03/17	CNH	7.00	USD	38,000	—	433,904
USD Currency	Call	HSBC Bank PLC	2/03/17	CNH	6.85	USD	40,000	—	1,146,779
USD Currency	Call	JPMorgan Chase Bank N.A.	2/14/17	JPY	119.00	USD	18,000	—	170,060
USD Currency	Call	Citibank N.A.	2/22/17	CAD	1.36	USD	9,075	—	87,836
USD Currency	Call	HSBC Bank PLC	3/10/17	CNH	6.92	USD	5,290	—	148,976

38	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	JPMorgan Chase Bank N.A.	3/23/17	TWD	32.15	USD	9,912	—	$174,820
USD Currency	Call	Bank of America N.A.	5/17/17	CNH	7.00	USD	30,500	—	928,930
USD Currency	Call	Deutsche Bank AG	5/17/17	CNH	7.25	USD	40,800	—	589,799
USD Currency	Call	Bank of America N.A.	11/10/17	HKD	7.74	USD	20,500	—	224,864
USD Currency	Call	HSBC Bank PLC	11/10/17	HKD	7.74	USD	20,500	—	221,849
USD Currency	Put	UBS AG	1/05/17	JPY	116.50	USD	5,280	—	31,232
USD Currency	Put	Nomura International PLC	1/06/17	INR	67.40	USD	4,750	—	2,334
EUR Currency	Put	Citibank N.A. Morgan Stanley & Co.	1/13/17	USD	1.06	EUR	5,260	—	54,754
USD Currency	Put	International PLC	1/13/17	BRL	3.45	USD	5,260	—	291,006
USD Currency	Put	Deutsche Bank AG	1/17/17	RUB	65.00	USD	5,710	—	354,309
EUR Currency	Put	JPMorgan Chase Bank N.A.	1/25/17	CHF	1.05	EUR	5,470	—	6,787
USD Currency	Put	HSBC Bank PLC	2/03/17	CNH	6.70	USD	10,000	—	1,218
EUR Currency	Put	UBS AG Morgan Stanley & Co.	2/10/17	SEK	9.60	EUR	41,000	—	468,578
USD Currency	Put	International PLC	2/14/17	BRL	3.34	USD	6,720	—	207,917
Taiwan Stock Exchange Weighted Index	Put	Bank of America N.A.	2/15/17	TWD	9,081.63		—	40	22,043
USD Currency	Put	JPMorgan Chase Bank N.A.	2/17/17	BRL	3.37	USD	5,690	—	206,828
USD Currency	Put	Goldman Sachs International	2/21/17	BRL	3.35	USD	5,690	—	189,424
EUR Currency	Put	BNP Paribas S.A.	6/01/17	USD	1.02	EUR	133,933	—	2,023,966
Total									$9,412,307

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Delta Air Lines, Inc.	Call	1/20/17	USD	55.00	2,438	$(25,599)
United Continental Holdings, Inc.	Call	1/20/17	USD	80.00	356	(14,062)
U.S. Treasury Notes (10 Year) Future	Call	1/27/17	USD	124.00	404	(296,688)
SPDR S&P 500 ETF Trust	Put	1/20/17	USD	215.00	815	(51,345)
SPDR S&P Retail ETF	Put	1/20/17	USD	42.00	8,161	(212,186)
Utilities SPDR ETF	Put	1/20/17	USD	42.00	3,000	(9,000)
U.S. Treasury Notes (10 Year) Future	Put	1/27/17	USD	122.00	404	(50,500)
Ally Financial, Inc.	Put	3/17/17	USD	16.00	2,595	(103,800)
iShares FTSE/Xinhua China 25 Index ETF	Put	3/17/17	USD	30.00	23,344	(653,632)
Total						$(1,416,812)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
EUR Currency	Call	Goldman Sachs International	1/04/17	USD	1.09	EUR	41,000	—	$(3,770)
EUR Currency	Call	BNP Paribas S.A.	1/05/17	USD	1.13	EUR	146,951	—	(15)
USD Currency	Call	BNP Paribas S.A.	1/13/17	TWD	33.00	USD	25,500	—	(30,035)
USD Currency	Call	JPMorgan Chase Bank N.A.	1/13/17	TWD	32.00	USD	13,700	—	(170,673)
USD Currency	Call	Standard Chartered Bank Morgan Stanley & Co.	1/13/17	TWD	32.00	USD	7,000	—	(87,205)
USD Currency	Call	International PLC	1/17/17	MXN	20.75	USD	40,750	—	(375,748)
USD Currency	Call	Goldman Sachs International	1/20/17	TRY	3.60	USD	5,404	—	(45,654)
USD Currency	Call	Deutsche Bank AG	1/23/17	JPY	115.00	USD	8,100	—	(174,162)
USD Currency	Call	JPMorgan Chase Bank N.A.	1/23/17	JPY	115.00	USD	8,100	—	(175,557)
USD Currency	Call	Bank of America N.A.	2/03/17	CNH	6.85	USD	40,000	—	(1,149,342)
USD Currency	Call	HSBC Bank PLC	2/03/17	CNH	7.00	USD	38,000	—	(432,279)
USD Currency	Call	JPMorgan Chase Bank N.A.	2/17/17	BRL	3.50	USD	5,690	—	(35,807)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	39

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	HSBC Bank PLC	3/10/17	CNH	7.03	USD	9,881	—	$(173,886)
USD Currency	Call	JPMorgan Chase Bank N.A.	3/23/17	TWD	33.50	USD	9,912	—	(51,328)
USD Currency	Call	Bank of America N.A.	5/17/17	CNH	7.25	USD	40,800	—	(590,653)
USD Currency	Call	Deutsche Bank AG	5/17/17	CNH	7.00	USD	30,500	—	(927,586)
USD Currency	Call	Goldman Sachs International	12/18/17	HKD	7.78	USD	20,500	—	(200,159)
USD Currency	Put	Nomura International PLC	1/06/17	INR	66.40	USD	7,120	—	(66)
USD Currency	Put	Deutsche Bank AG	1/17/17	RUB	62.50	USD	8,570	—	(221,840)
EUR Currency	Put	UBS AG	1/25/17	CHF	1.05	EUR	5,470	—	(6,809)
EUR Currency	Put	UBS AG	2/10/17	SEK	9.50	EUR	41,000	—	(251,214)
USD Currency	Put	Morgan Stanley & Co. International PLC	2/14/17	BRL	3.18	USD	10,080	—	(84,684)
Taiwan Stock Exchange Weighted Index	Put	Bank of America N.A.	2/15/17	TWD	8,426.25		—	40	(2,751)
USD Currency	Put	Goldman Sachs International	2/21/17	BRL	3.15	USD	8,530	—	(58,610)
Total									$(5,249,833)

OTC Credit Default Swaptions Written

Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount[2] (000)		Value
Bought protection on 5-Year Credit Default Swaps	Citibank N.A.	Call	3.25%	Receive	iTraxx Europe Crossover Series 26 Version 1	B+	1/18/17	EUR	6,300	$(110,024)
Bought protection on 5-Year Credit Default Swaps	Citibank N.A.	Call	3.38%	Receive	iTraxx Europe Crossover Series 26 Version 1	B+	1/18/17	EUR	6,300	(147,177)
Bought protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Call	3.38%	Receive	iTraxx Europe Crossover Series 26 Version 1	B+	1/18/17	EUR	6,300	(147,177)
Bought protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Call	3.38%	Receive	iTraxx Europe Crossover Series 26 Version 1	B+	1/18/17	EUR	6,300	(147,177)
Bought protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Call	3.38%	Receive	iTraxx Europe Crossover Series 26 Version 1	B+	1/18/17	EUR	12,600	(294,353)
Total										$(845,908)

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx Crossover Series 26 Version 1	5.00%	12/20/21	EUR	56,845	$(370,057)
iTraxx Europe Series 26 Version 1	1.00%	12/20/21	EUR	6,800	49,832
CDX.NA.IG Series 27 Version 1	1.00%	12/20/21	USD	57,232	(303,986)
Total					$(624,211)

40	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
iTraxx Europe Series 21 Version 1	1.00%	6/20/19	BBB+	EUR	1,445	$ 6,216
iTraxx Europe Series 23 Version 1	1.00%	6/20/20	BBB+	EUR	2,628	3,249
iTraxx Europe Series 25 Version 1	1.00%	6/20/21	BBB+	EUR	2,650	2,233
iTraxx Financials Series 25 Version 1	1.00%	6/20/21	A-	EUR	6,020	(45,354)
CDX.NA.HY Series 27 Version 1	5.00%	12/20/21	B+	USD	197,124	5,612,599
iTraxx Financials Series 26 Version 1	1.00%	12/20/21	A-	EUR	5,340	13,531
Total						$5,592,474

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.26%[1]	3-month LIBOR	N/A	1/12/17	USD	283,520	$(1,146,235)
3.39%[1]	UK RPI All Items Monthly	N/A	10/15/21	GBP	36,162	120,585
3.39%[1]	UK RPI All Items Monthly	N/A	10/15/21	GBP	36,162	108,175
3.37%[1]	UK RPI All Items Monthly	N/A	10/15/21	GBP	35,622	167,657
2.40%[2]	3-month LIBOR	12/28/17[3]	12/28/22	USD	89,222	623,769
2.13%[2]	3-month LIBOR	N/A	8/25/25	USD	2,360	(9,874)
2.27%[1]	3-month LIBOR	N/A	9/11/25	USD	1,800	(12,324)
3.46%[2]	UK RPI All Items Monthly	N/A	10/15/26	GBP	36,162	(218,251)
3.45%[2]	UK RPI All Items Monthly	N/A	10/15/26	GBP	36,162	(289,868)
3.43%[2]	UK RPI All Items Monthly	N/A	10/15/26	GBP	35,622	(377,684)
7.85%[2]	28-day MXIBTIIE	3/15/17[3]	3/03/27	MXN	90,000	(41,713)
2.81%[1]	3-month LIBOR	12/28/17[3]	12/28/47	USD	20,749	(736,232)
Total						$(1,811,995)

[1]	Master Portfolio pays the fixed rate and receives the floating rate.

[2]	Master Portfolio pays the floating rate and receives the fixed rate.

[3]	Forward swap.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date		Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase Bank N.A.	3/20/17	EUR	1,880	$ 72,577	$ 31,533	$ 41,044
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	2,000	(4,230)	15,657	(19,887)
CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse International	6/20/17	USD	103,800	(485,884)	(1,135)	(484,749)
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	USD	6,000	(19,555)	89,028	(108,583)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	3,780	(266,678)	180,231	(446,909)
iTraxx Financials Series 19 Version 1	1.00%	Citibank N.A.	6/20/18	EUR	8,200	(80,064)	(74,886)	(5,178)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	2,530	(4,166)	13,284	(17,450)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	2,740	(4,512)	16,293	(20,805)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	2,735	(4,509)	12,481	(16,990)
iTraxx Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	1,450	(16,987)	(4,375)	(12,612)
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	5,900	(69,120)	(63,259)	(5,861)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	41

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	3,120	$ (36,552)	$ (9,226)	$ (27,326)
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	875	20,086	13,972	6,114
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	7,452	27,462	45,425	(17,963)
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	7,452	45,613	69,619	(24,006)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(17,859)	(286)	(17,573)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,205	(21,516)	(4,455)	(17,061)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	795	(14,201)	(3,239)	(10,962)
Banco Comercial Portugues SA	5.00%	BNP Paribas S.A.	12/20/20	EUR	216	16,849	(3,004)	19,853
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,150	(20,355)	(3,343)	(17,012)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(17,700)	(2,144)	(15,556)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	32,023	(8,253)	(1,927)	(6,326)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	29,326	(7,558)	(1,681)	(5,877)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	29,326	(7,558)	(1,586)	(5,972)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	29,326	(7,558)	(1,222)	(6,336)
Loews Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	4,245	(127,795)	(118,679)	(9,116)
Mitsubishi Corp.	1.00%	Barclays Bank PLC	12/20/20	JPY	47,573	(13,650)	(6,073)	(7,577)
Mitsubishi Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	29,326	(8,414)	(3,309)	(5,105)
Mitsui & Co. Ltd.	1.00%	Goldman Sachs International	12/20/20	JPY	58,651	(15,772)	(2,600)	(13,172)
Mitsui & Co. Ltd.	1.00%	Goldman Sachs International	12/20/20	JPY	29,326	(7,886)	(934)	(6,952)
National Australia Bank Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(18,092)	(1,082)	(17,010)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	810	(305)	16,544	(16,849)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	460	(173)	9,796	(9,969)
Standard Chartered PLC	1.00%	Goldman Sachs International	12/20/20	EUR	610	(229)	5,551	(5,780)
Standard Chartered PLC	1.00%	Morgan Stanley & Co. International PLC	12/20/20	EUR	240	(90)	5,212	(5,302)
Sumitomo Mitsui Banking Corp.	1.00%	Barclays Bank PLC	12/20/20	JPY	24,938	(6,606)	973	(7,579)
Sumitomo Mitsui Banking Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	JPY	25,316	(6,707)	1,650	(8,357)
Valero Energy Corp.	1.00%	Morgan Stanley Capital Services LLC	12/20/20	USD	4,450	(32,899)	87,102	(120,001)
Westpac Banking Corp.	1.00%	Citibank N.A.	12/20/20	USD	1,000	(20,377)	(2,522)	(17,855)
Cable & Wireless International Finance BV	5.00%	Goldman Sachs International	6/20/21	EUR	450	(70,243)	(51,841)	(18,402)
Kingdom of Thailand	1.00%	Barclays Bank PLC	6/20/21	USD	769	(9,827)	(940)	(8,887)
Kingdom of Thailand	1.00%	BNP Paribas S.A.	6/20/21	USD	731	(9,340)	(1,791)	(7,549)
Kingdom of Thailand	1.00%	Citibank N.A.	6/20/21	USD	420	(5,365)	(671)	(4,694)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	540	(6,901)	(404)	(6,497)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	540	(6,900)	(174)	(6,726)
AutoZone, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	4,200	(133,552)	(104,247)	(29,305)
Barclays Bank PLC	1.00%	Citibank N.A.	12/20/21	EUR	6,410	(59,339)	34,794	(94,133)
BNP Paribas SA	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	800	(6,958)	(12,033)	5,075
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	5,400	(106,243)	(68,703)	(37,540)

42	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Clariant AG	1.00%	BNP Paribas S.A.	12/20/21	EUR	500	$(2,460)	$(1,322)	$ (1,138)
Credit Suisse Group AG ADR	1.00%	Société Générale	12/20/21	EUR	700	6,442	15,843	(9,401)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	1,700	22,565	31,440	(8,875)
Ephios Holdco II PLC	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	700	(62,924)	(48,845)	(14,079)
Halliburton Co.	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	8,700	(108,526)	45,519	(154,045)
HSBC Holdings PLC ADR	1.00%	Bank of America N.A.	12/20/21	EUR	3,540	(57,417)	(52,914)	(4,503)
HSBC Holdings PLC ADR	1.00%	BNP Paribas S.A.	12/20/21	EUR	18,376	(298,049)	(252,316)	(45,733)
HSBC Holdings PLC ADR	1.00%	BNP Paribas S.A.	12/20/21	EUR	18,170	(294,708)	(196,274)	(98,434)
HSBC Holdings PLC ADR	1.00%	Citibank N.A.	12/20/21	EUR	17,746	(287,831)	(297,985)	10,154
HSBC Holdings PLC ADR	1.00%	Citibank N.A.	12/20/21	EUR	8,754	(141,985)	(146,994)	5,009
HSBC Holdings PLC ADR	1.00%	Société Générale	12/20/21	EUR	28,449	(461,428)	(390,626)	(70,802)
Iberdrola SA	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	750	(10,307)	(10,693)	386
Iceland Bondco PLC	5.00%	Citibank N.A.	12/20/21	EUR	400	(9,040)	13,354	(22,394)
ITV PLC	5.00%	BNP Paribas S.A.	12/20/21	EUR	156	(29,625)	(33,005)	3,380
ITV PLC	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	544	(103,307)	(116,471)	13,164
Kingdom of Saudi Arabia	1.00%	Barclays Bank PLC	12/20/21	USD	3,000	(6,992)	40,463	(47,455)
Ladbrokes PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	240	24,621	27,739	(3,118)
Lanxess AG	1.00%	BNP Paribas S.A.	12/20/21	EUR	1,025	(17,338)	(20,984)	3,646
Lanxess AG	1.00%	Citibank N.A.	12/20/21	EUR	1,142	(19,317)	(22,416)	3,099
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	12/20/21	EUR	564	(44,291)	(39,355)	(4,936)
Macquarie Bank Ltd.	1.00%	Deutsche Bank AG	12/20/21	USD	700	10,780	17,965	(7,185)
Macy’s, Inc.	1.00%	BNP Paribas S.A.	12/20/21	USD	638	23,364	30,836	(7,472)
Macy’s, Inc.	1.00%	Citibank N.A.	12/20/21	USD	1,063	38,940	53,080	(14,140)
Marks & Spencer PLC	1.00%	Bank of America N.A.	12/20/21	EUR	1,630	42,720	34,784	7,936
Marks & Spencer PLC	1.00%	Barclays Bank PLC	12/20/21	EUR	1,650	43,244	38,254	4,990
Monitchem HoldCo 3 SA	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	750	(55,260)	(15,423)	(39,837)
New Look Senior Issuer PLC	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	1,100	105,716	122,001	(16,285)
People’s Republic of China	1.00%	Goldman Sachs International	12/20/21	USD	1,900	15,316	6,298	9,018
People’s Republic of China	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	3,900	31,439	14,740	16,699
PizzaExpress Financing 1 PLC	5.00%	Credit Suisse International	12/20/21	EUR	520	12,867	46,032	(33,165)
Prudential Financial, Inc.	1.00%	Citibank N.A.	12/20/21	USD	18,033	(136,326)	169,235	(305,561)
Republic of Argentina	5.00%	Bank of America N.A.	12/20/21	USD	885	(31,320)	(40,070)	8,750
Republic of Argentina	5.00%	Citibank N.A.	12/20/21	USD	5,039	(220,717)	(163,767)	(56,950)
Republic of South Africa	1.00%	Bank of America N.A.	12/20/21	USD	4,065	213,410	297,368	(83,958)
Republic of South Africa	1.00%	Barclays Bank PLC	12/20/21	USD	24,465	1,284,395	1,779,391	(494,996)
Republic of South Africa	1.00%	Barclays Bank PLC	12/20/21	USD	110	5,775	8,001	(2,226)
Republic of South Africa	1.00%	BNP Paribas S.A.	12/20/21	USD	4,510	236,772	329,921	(93,149)
Republic of South Africa	1.00%	Citibank N.A.	12/20/21	USD	9,965	523,155	728,971	(205,816)
Republic of South Africa	1.00%	Citibank N.A.	12/20/21	USD	530	27,825	38,325	(10,500)
Republic of South Africa	1.00%	Goldman Sachs International	12/20/21	USD	2,487	130,565	180,884	(50,319)
Republic of South Africa	1.00%	HSBC Bank PLC	12/20/21	USD	4,445	233,359	328,099	(94,740)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	10,320	541,793	754,941	(213,148)
Republic of the Philippines	1.00%	Bank of America N.A.	12/20/21	USD	5,342	23,013	52,595	(29,582)
Republic of the Philippines	1.00%	Bank of America N.A.	12/20/21	USD	4,784	20,611	40,582	(19,971)
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	23,107	99,545	88,699	10,846
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	6,570	28,305	28,258	47
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	3,708	15,975	16,602	(627)
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	2,318	9,984	8,759	1,225

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	43

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	1,854	$ 7,987	$ 7,007	$ 980
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	927	3,994	3,504	490
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	5,511	23,741	41,650	(17,909)
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	2,686	11,573	11,404	169
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	1,314	5,663	3,208	2,455
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	5,167	22,261	12,611	9,650
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	2,462	10,608	10,590	18
Republic of the Philippines	1.00%	UBS AG	12/20/21	USD	2,289	9,861	8,651	1,210
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	3,945	138,540	230,602	(92,062)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	3,945	138,540	230,602	(92,062)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	3,945	138,539	231,702	(93,163)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	3,945	138,539	231,702	(93,163)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	3,945	138,539	232,296	(93,757)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	2,365	83,054	138,904	(55,850)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	425	14,925	24,843	(9,918)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	425	14,925	24,843	(9,918)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	425	14,925	24,962	(10,037)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	425	14,925	24,962	(10,037)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	425	14,925	25,026	(10,101)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	255	8,955	14,977	(6,022)
Russian Federation	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	2,319	81,438	131,259	(49,821)
Sempra Energy	1.00%	Morgan Stanley & Co. International PLC	12/20/21	USD	3,300	(82,973)	(83,437)	464
Simon Property Group, Inc.	1.00%	Barclays Bank PLC	12/20/21	USD	3,300	(36,006)	(30,723)	(5,283)
Sol Melia Europe BV	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	870	(179,898)	(169,944)	(9,954)
Southwest Airlines Co.	1.00%	Goldman Sachs International	12/20/21	USD	4,200	(90,493)	(49,418)	(41,075)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/21	EUR	16,002	124,324	146,513	(22,189)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/21	EUR	8,000	62,155	63,660	(1,505)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/21	EUR	1,700	13,208	13,465	(257)
Standard Chartered PLC	1.00%	Citibank N.A.	12/20/21	EUR	24,425	189,765	193,449	(3,684)
Standard Chartered PLC	1.00%	Citibank N.A.	12/20/21	EUR	9,994	77,646	148,716	(71,070)
Standard Chartered PLC	1.00%	Citibank N.A.	12/20/21	EUR	9,086	70,592	144,336	(73,744)
Standard Chartered PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	4,433	34,441	31,088	3,353
Standard Chartered PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	890	56,180	65,949	(9,769)
Standard Chartered PLC	1.00%	Morgan Stanley & Co. International PLC	12/20/21	EUR	13,547	105,250	101,728	3,522
Standard Chartered PLC	1.00%	Société Générale	12/20/21	EUR	5,391	41,884	51,515	(9,631)
Standard Chartered PLC	1.00%	Société Générale	12/20/21	EUR	4,139	32,157	41,616	(9,459)
Statoil ASA	1.00%	BNP Paribas S.A.	12/20/21	EUR	500	(15,628)	(12,063)	(3,565)
STMicroelectronics NV — ADR	1.00%	Bank of America N.A.	12/20/21	EUR	888	(3,899)	1,076	(4,975)
Techem GmbH	5.00%	Credit Suisse International	12/20/21	EUR	650	(118,912)	(119,818)	906
Verizon Communications, Inc.	1.00%	Barclays Bank PLC	12/20/21	USD	4,000	(61,813)	(77,746)	15,933
Whirlpool Corp.	1.00%	Goldman Sachs International	12/20/21	USD	3,300	(31,026)	(15,164)	(15,862)
CMBX.NA Series 8 AAA	0.50%	Credit Suisse International	10/17/57	USD	3,120	35,694	73,545	(37,851)
CMBX.NA Series 8 AAA	0.50%	Credit Suisse International	10/17/57	USD	2,360	26,999	105,358	(78,359)
CMBX.NA Series 8 AAA	0.50%	Morgan Stanley & Co. International PLC	10/17/57	USD	1,980	22,652	45,944	(23,292)
CMBX.NA Series 8 AAA	0.50%	Morgan Stanley & Co. International PLC	10/17/57	USD	1,610	18,419	36,051	(17,632)
CMBX.NA Series 9 A	2.00%	J.P. Morgan Securities LLC	9/17/58	USD	1,021	57,262	142,492	(85,230)

44	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA Series 9 A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	USD	1,780	$ 99,789	$ 228,643	$ (128,854)
CMBX.NA Series 9 AAA	0.50%	Goldman Sachs International	9/17/58	USD	1,620	35,477	51,864	(16,387)
CMBX.NA Series 6 AAA	0.50%	Deutsche Bank AG	5/11/63	USD	6,527	2,231	2,167	64
CMBX.NA Series 6 AAA	0.50%	Deutsche Bank AG	5/11/63	USD	5,807	1,985	(4,369)	6,354
CMBX.NA Series 6 AAA	0.50%	Deutsche Bank AG	5/11/63	USD	4,078	1,393	817	576
CMBX.NA Series 6 BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	840	47,416	55,395	(7,979)
CMBX.NA Series 6 BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	840	47,416	55,395	(7,979)
CMBX.NA Series 6 BBB-	3.00%	Morgan Stanley & Co. International PLC	5/11/63	USD	850	47,979	49,268	(1,289)
Total						$1,435,560	$6,589,566	$(5,154,006)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 18 Version 1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	103,800	$485,884	$ 10,789	$475,095
SAS AB	5.00%	Goldman Sachs International	12/20/17	Not Rated	EUR	270	(566)	(5,746)	5,180
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	4,500	24,022	(86,844)	110,866
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	37	120	(720)	840
iTraxx Sub Financials Series 19 Version 1	5.00%	Citibank N.A.	6/20/18	BBB	EUR	5,900	377,571	406,188	(28,617)
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	1,160	96,525	133,359	(36,834)
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	4,600	382,774	408,587	(25,813)
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	1,660	138,133	189,118	(50,985)
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	830	69,066	94,991	(25,925)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	240	23,299	25,487	(2,188)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	240	23,299	25,983	(2,684)
SAS AB	5.00%	Goldman Sachs International	6/20/19	Not Rated	EUR	1,000	(37,732)	(70,889)	33,157
Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19		USD	350	(17,355)	(5,394)	(11,961)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	7,452	(27,462)	(52,653)	25,191
People’s Republic of China	1.00%	Barclays Bank PLC	9/20/20	AA-	USD	1,000	3,709	(6,023)	9,732
People’s Republic of China	1.00%	Goldman Sachs International	9/20/20	AA-	USD	1,000	3,709	(6,369)	10,078
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	7,452	(45,613)	(60,650)	15,037
Fiat Industrial Finance Europe SA	5.00%	BNP Paribas S.A.	12/20/20	BB+	EUR	43	5,925	3,932	1,993
iTraxx Asia ex-Japan IG Series 24 Version 1	1.00%	Goldman Sachs International	12/20/20	A-	USD	1,825	10,011	(40,424)	50,435
Republic of Indonesia	1.00%	HSBC Bank PLC	12/20/20	BB+	USD	1,800	(18,340)	(97,244)	78,904
CNH Industrial NV	5.00%	Goldman Sachs International	6/20/21	BB+	EUR	100	14,480	8,910	5,570
Credit Suisse Group AG	1.00%	Citibank N.A.	6/20/21	BBB+	EUR	5,310	(29,385)	(88,045)	58,660
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/21	BBB+	EUR	1,200	(33,492)	(57,984)	24,492
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/21	BBB+	EUR	500	(13,955)	(23,825)	9,870
Deutsche Bank AG	1.00%	BNP Paribas S.A.	6/20/21	BBB+	EUR	1,100	(30,701)	(59,213)	28,512
Federative Republic of Brazil	1.00%	Citibank N.A.	6/20/21	BB	USD	700	(43,169)	(44,753)	1,584
Telecom Italia SpA	1.00%	BNP Paribas S.A.	6/20/21	BB+	EUR	1,140	(58,523)	(49,298)	(9,225)
Telecom Italia SpA	1.00%	BNP Paribas S.A.	6/20/21	BB+	EUR	1,000	(51,336)	(38,006)	(13,330)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	45

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Telecom Italia SpA	1.00%	Citibank N.A.	6/20/21	BB+	EUR	550	$(28,234)	$(30,118)	$ 1,884
UniCredit SpA	1.00%	Barclays Bank PLC	6/20/21	BBB-	EUR	1,200	(34,609)	(37,009)	2,400
UniCredit SpA	1.00%	Barclays Bank PLC	6/20/21	BBB-	EUR	500	(14,420)	(15,651)	1,231
UniCredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	2,700	(77,872)	(144,505)	66,633
UniCredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	1,510	(43,551)	(80,818)	37,267
UniCredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	1,200	(34,610)	(69,515)	34,905
UniCredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	800	(23,073)	(26,196)	3,123
BHP Billiton Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	A	USD	12,100	(55,462)	(162,112)	106,650
Deutsche Bank AG	1.00%	Barclays Bank PLC	12/20/21	BBB+	EUR	600	(20,509)	(32,892)	12,383
Deutsche Bank AG	1.00%	BNP Paribas S.A.	12/20/21	BBB+	EUR	365	(12,476)	(17,687)	5,211
Deutsche Bank AG	1.00%	JPMorgan Chase Bank N.A.	12/20/21	BBB+	EUR	583	(19,928)	(26,224)	6,296
Deutsche Bank AG	1.00%	JPMorgan Chase Bank N.A.	12/20/21	BBB+	EUR	462	(15,792)	(20,781)	4,989
Fiat Chrysler Automobiles NV	5.00%	Citibank N.A.	12/20/21	BB	EUR	30	1,889	2,148	(259)
Peugeot SA	5.00%	BNP Paribas S.A.	12/20/21	Not Rated	EUR	30	4,693	4,396	297
Republic of Indonesia	1.00%	Citibank N.A.	12/20/21	BB+	USD	664	(17,506)	(29,680)	12,174
UniCredit SpA	1.00%	Barclays Bank PLC	12/20/21	BBB-	EUR	30	(1,118)	(1,741)	623
UniCredit SpA	1.00%	BNP Paribas S.A.	12/20/21	BBB-	EUR	829	(30,891)	(38,310)	7,419
UniCredit SpA	1.00%	BNP Paribas S.A.	12/20/21	BBB-	EUR	16	(579)	(718)	139
UniCredit SpA	1.00%	JPMorgan Chase Bank N.A.	12/20/21	BBB-	EUR	1,100	(40,970)	(60,686)	19,716
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	1,550	(18,187)	(77,531)	59,344
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	1,670	(19,594)	(88,216)	68,622
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	1,670	(19,594)	(81,969)	62,375
CMBX.NA Series 7 AAA	0.50%	Morgan Stanley Capital Services LLC	1/17/47	AAA	USD	5,000	(27,600)	(162,771)	135,171
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB+	USD	419	(8,330)	(37,457)	29,127
CMBX.NA Series 3 AM	0.50%	Goldman Sachs International	12/13/49	BBB+	USD	1,055	(21,006)	(95,652)	74,646
CMBX.NA Series 3 AM	0.50%	JPMorgan Chase Bank N.A.	12/13/49	BBB+	USD	2,275	(45,270)	(195,612)	150,342
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB+	USD	2,000	(49,805)	(270,697)	220,892
CMBX.NA Series 8 A	2.00%	Goldman Sachs International	10/17/57	Not Rated	USD	440	(22,435)	(45,414)	22,979
CMBX.NA Series 8 A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	290	(14,787)	(25,280)	10,493
CMBX.NA Series 9 A	2.00%	Credit Suisse International	9/17/58	Not Rated	USD	400	(22,425)	(56,991)	34,566
CMBX.NA Series 9 A	2.00%	Deutsche Bank AG	9/17/58	Not Rated	USD	1,850	(103,713)	(195,290)	91,577
CMBX.NA Series 9 A	2.00%	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	551	(30,914)	(69,199)	38,285
CMBX.NA Series 6 BBB-	3.00%	Credit Suisse International	5/11/63	BBB-	USD	850	(47,968)	(69,929)	21,961
Total							$334,252	$(1,746,843)	$2,081,095

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

      OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.13%[1]	1-day BZDIOVER	Bank of America N.A.	7/03/17	BRL	41,038	$(13,317)	—	$(13,317)
12.93%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	82,049	(1,304)	—	(1,304)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	49,252	(13,737)	—	(13,737)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	93,373	(9,287)	—	(9,287)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	6,329	624	—	624
1.92%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	10,139,328	38,288	$11,471	26,817

46	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.69%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	10,139,328	$(18,926)	—	$ (18,926)
4.30%[1]	28-day MXIBTIIE	Bank of America N.A.	12/07/17	MXN	23,670	28,918	$ 18	28,900
12.10%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	90,564	(64,414)	—	(64,414)
12.08%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	72,814	(46,920)	—	(46,920)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	39,525	57,829	505	57,324
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	23,232	46,285	42	46,243
7.07%[2]	28-day MXIBTIIE	Citibank N.A.	11/21/18	MXN	231,800	(27,832)	—	(27,832)
7.04%[2]	28-day MXIBTIIE	Goldman Sachs International	11/21/18	MXN	496,939	(72,747)	—	(72,747)
7.06%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/21/18	MXN	278,160	(33,137)	—	(33,137)
7.00%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/21/18	MXN	235,007	(42,650)	—	(42,650)
7.10%[2]	28-day MXIBTIIE	Citibank N.A.	11/22/18	MXN	278,160	(27,841)	(537)	(27,304)
6.98%[2]	28-day MXIBTIIE	Citibank N.A.	11/28/18	MXN	395,600	(83,356)	(714)	(82,642)
7.00%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/28/18	MXN	233,517	(45,107)	(428)	(44,679)
6.98%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/28/18	MXN	224,417	(47,287)	(405)	(46,882)
6.85%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/29/18	MXN	470,890	(153,784)	(780)	(153,004)
6.93%[2]	28-day MXIBTIIE	Bank of America N.A.	11/30/18	MXN	338,863	(87,461)	(1,756)	(85,705)
6.89%[2]	28-day MXIBTIIE	Goldman Sachs International	11/30/18	MXN	248,469	(72,848)	(1,250)	(71,598)
4.77%[1]	28-day MXIBTIIE	Citibank N.A.	12/05/18	MXN	16,034	35,327	25	35,302
4.70%[1]	28-day MXIBTIIE	Bank of America N.A.	12/06/18	MXN	16,034	36,163	23	36,140
4.76%[1]	28-day MXIBTIIE	Citibank N.A.	12/06/18	MXN	16,034	35,284	25	35,259
12.46%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	31,391	186,752	—	186,752
11.00%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	19,004	(41,842)	—	(41,842)
11.80%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	9,902	52,551	—	52,551
11.81%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	9,902	53,430	—	53,430
11.03%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	18,038	(34,869)	—	(34,869)
11.77%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	13,928	70,210	—	70,210
12.10%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	10,739	85,856	—	85,856
11.02%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	10,125	(20,811)	—	(20,811)
11.10%[2]	1-day BZDIOVER	Goldman Sachs International	1/02/20	BRL	34,637	(57,397)	—	(57,397)
11.10%[2]	1-day BZDIOVER	Goldman Sachs International	1/02/20	BRL	9,502	(15,572)	—	(15,572)
11.88%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	26,686	137,675	—	137,675
12.17%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	18,986	163,650	—	163,650
11.04%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	18,342	(34,406)	—	(34,406)
12.01%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	13,911	99,689	—	99,689
10.98%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	9,503	(22,942)	—	(22,942)
11.38%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	3,648	2,617	—	2,617
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	9,510	(584,412)	—	(584,412)
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	23,376	143,771	271	143,500
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	6/09/25	MXN	14,869	(68,123)	(81)	(68,042)
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	7/17/25	MXN	36,610	(170,385)	(165)	(170,220)
6.32%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	7/17/25	MXN	73,475	(343,080)	(330)	(342,750)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	47

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.32%[2]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	109,616	$(514,148)	$ (490)	$(513,658)
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	36,783	174,101	158	173,943
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	36,783	174,101	158	173,943
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	136,536	647,443	585	646,858
6.27%[2]	28-day MXIBTIIE	Bank of America N.A.	12/05/25	MXN	4,348	(21,842)	(53)	(21,789)
7.78%[1]	28-day MXIBTIIE	Citibank N.A.	11/11/26	MXN	60,203	26,922	—	26,922
7.78%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/11/26	MXN	71,383	31,876	—	31,876
7.80%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/11/26	MXN	35,884	13,573	—	13,573
8.71%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	11/14/26	ZAR	45,850	(95,643)	236	(95,879)
8.71%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	11/14/26	ZAR	38,590	(78,805)	198	(79,003)
7.69%[1]	28-day MXIBTIIE	Citibank N.A.	11/18/26	MXN	25,113	19,066	71	18,995
7.69%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/18/26	MXN	58,053	44,074	164	43,910
7.77%[1]	28-day MXIBTIIE	Bank of America N.A.	11/20/26	MXN	87,766	43,476	764	42,712
7.75%[1]	28-day MXIBTIIE	Goldman Sachs International	11/20/26	MXN	62,574	36,259	539	35,720
Total						$(480,422)	$8,264	$(488,686)

[1]	Master Portfolio pays the fixed rate and receives the floating rate.

[2]	Master Portfolio pays the floating rate and receives the fixed rate.

      OTC Total Return Swaps

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Depreciation
Utilities Seclect Sector SPDR ETF	1-month LIBOR minus 0.05%[1]	UBS AG	3/15/17	USD 171,188	$(125,634)	—	$(125,634)

[1]	Master Portfolio pays the total return of the reference entity and receives the floating rate.

Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation	Net Value of Reference Entities
Equity Securities Long/Short[1]	Bank of America N.A.	4/17/17	USD (1,096,898)	$213,764[2]	$(881,478)

[1]

The Master Portfolio receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Master Portfolio pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 25-122 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:
EUR 1 Month
EUR 1 Week
GBP 1 Week

[2]	Amount includes $(1,656) net of financing fees.

48	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

The following tables represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A., as of December 31, 2016, expiration dates 4/17/17:

	Shares	Value
Reference Entity — Long
Eurobank Ergasias SA	496,645	$336,658
Hellenic Telecommunications Organization SA	169,073	1,587,824
National Bank of Greece SA	3,058,221	798,122
Total Reference Entity — Long		2,722,604

	Shares	Value
Reference Entity — Short
Anglo American PLC	(34,447)	$(486,699)
APERAM SA	(16,612)	(758,107)
ArcelorMittal	(126,730)	(931,153)
Deutsche Bank AG	(36,304)	(658,533)
Tullow Oil PLC	(199,657)	(769,590)
Total Reference Entity — Short		(3,604,082)
Net Value of Reference Entity — Bank of America N.A.		$(881,478)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$888,872,814	$291,881,870	$1,180,754,684
Common Stocks[1]	$22,003,229	694,092	844,755	23,542,076
Corporate Bonds[1]	—	2,335,548,405	53,471	2,335,601,876
Floating Rate Loan Interests[1]	—	59,292,009	361,850	59,653,859
Foreign Agency Obligations	—	76,094,232	—	76,094,232
Foreign Government Obligations	—	320,235,853	—	320,235,853
Investment Companies	8,375,970	—	—	8,375,970
Non-Agency Mortgage-Backed Securities	—	567,038,488	67,905,118	634,943,606
Other Interests[1]	—	—	1	1
Preferred Securities[1]	18,164,331	53,464,444	1,404,658	73,033,433

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	49

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

	Level 1	Level 2	Level 3	Total
Taxable Municipal Bonds	—	$302,180,406	—	$302,180,406
U.S. Government Sponsored Agency Securities	—	5,571,662,728	$136,889	5,571,799,617
U.S. Treasury Obligations	—	2,843,275,817	—	2,843,275,817
Short-Term Securities:
Borrowed Bond Agreements	—	312,692,847	—	312,692,847
Certificates of Deposit	—	199,864,064	—	199,864,064
Commercial Paper	—	138,126,886	—	138,126,886
Foreign Agency Obligations	—	85,585,198	—	85,585,198
Money Market Funds	$3,052,644	—	—	3,052,644
Options Purchased:
Equity contracts	5,429,245	667,455	—	6,096,700
Foreign currency exchange contracts	—	9,390,249	15	9,390,264
Liabilities:
Investments:
TBA Sale Commitments	—	(2,903,329,963)	—	(2,903,329,963)
Borrowed Bonds	—	(314,362,743)	—	(314,362,743)

Subtotal	$57,025,419	$10,546,993,281	$362,588,627	$10,966,607,327

Investments Valued at NAV[2]				573,156

Total Investments				$10,967,180,483

[1]	See above Consolidated Schedule of Investments for values in each industry.

[2]

As of December 31, 2016, certain of the Master Portfolio’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Derivative Financial Instruments[1]
Assets:
Commodity contracts	$107,825	—	—	$107,825
Credit contracts	—	$8,193,155	—	8,193,155
Equity contracts	242,653	213,764	—	456,417
Foreign currency exchange contracts	—	26,620,752	—	26,620,752
Interest rate contracts	4,678,204	3,094,760	—	7,772,964
Other contracts	—	396,417	—	396,417
Liabilities:
Commodity contracts	(74,929)	—	—	(74,929)
Credit contracts	—	(7,143,711)	—	(7,143,711)
Equity contracts	(1,150,408)	(128,385)	—	(1,278,793)
Foreign currency exchange contracts	—	(8,740,724)	$(15)	(8,740,739)
Interest rate contracts	(7,932,293)	(4,906,055)	—	(12,838,348)
Other contracts	—	(885,803)	—	(885,803)
Total	$(4,128,948)	$16,714,170	$(15)	$12,585,207

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $1,561,952,644 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2016, there were no transfers between Level 1 and Level 2.

50	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016

Consolidated Schedule of Investments (concluded)	Master Total Return Portfolio

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Other Interests	Preferred Securities	U.S. Government Sponsored Agency Securities	Options Purchased	Total
Assets:
Opening Balance, as of September 30, 2016	$266,733,316	—	$261,490	$386,154	$103,933,840	$1	$1,611,077	$7,671,767	—	$380,597,645
Transfers into Level 3	7,553,920	—	—	—	5,668,621	—	—	—	—	13,222,541
Transfers out of Level 3[1]	(84,574,875)	—	(168,475)	—	(41,103,959)	—	—	(7,581,314)	—	(133,428,623)
Accrued discounts/ premiums	58,632	—	(3,523)	(459)	128,426	—	—	—	—	183,076
Net realized gain (loss)	(2,334)	—	1,682	—	141,966	—	—	—	—	141,314
Net change in unrealized appreciation (depreciation)[2]	(176,164)	$ (36,320)	(24,448)	(23,845)	(366,278)	—	(206,419)	39,612	$(963,960)	(1,757,822)
Purchases	112,473,272	881,075	—	—	15,372,625	—	—	6,824	963,975	129,697,771
Sales	(10,183,897)	—	(13,255)	—	(15,870,123)	—	—	—	—	(26,067,275)

Closing Balance, as of December 31, 2016	$291,881,870	$844,755	$53,471	$361,850	$67,905,118	$1	$1,404,658	$136,889	$ 15	$362,588,627

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016[2]	$ (173,575)	$ (36,320)	$(24,448)	$(23,845)	$(344,451)	—	$(206,419)	$39,612	$(963,960)	$(1,733,406)

[1]

As of September 30, 2016, the Master Portfolio used significant unobservable inputs in determining the value of certain investments. As of December 31, 2016, the Master Portfolio used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Equity Contracts
	Assets	Liabilities
Opening Balance, as of September 30, 2016	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)[1]	—	$954,486
Purchases	—	(954,501)
Issues	—	—
Sales	—	—
Settlements	—	—
Closing Balance, as of December 31, 2016	—	$(15)

Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at December 31, 2016[1]	—	$954,486

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at December 31, 2016, is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2016	51

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date:	February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date:	February 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date:	February 22, 2017